    As filed with the Securities and Exchange Commission on August 17, 2001

                                            Securities Act File No. [333-____]

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               __________________

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933
                               __________________

       [ ] Pre-Effective Amendment No.[  ] Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                               __________________

                             SUNAMERICA INCOME FUNDS

             (Exact Name of Registrant as Specified in its Charter)
                               __________________

                                 1-800-858-8850
                        (Area Code and Telephone Number)
                               __________________

                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                    (Address of Principal Executive Offices:
                     Number, Street, City, State, Zip Code)
                               __________________

                              Robert M. Zakem, Esq.
                      c/o SunAmerica Asset Management Corp.
                                733 Third Avenue
                                   Third Floor
                               New York, NY 10017
                     (Name and Address of Agent for Service)
                               __________________
                                   Copies to:

                             Counsel for the Fund:
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022
                        Attention: Joel H. Goldberg, Esq.
                               __________________

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value $.01 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                              NORTH AMERICAN FUNDS
                                 Core Bond Fund
                              High Yield Bond Fund
                              Municipal Bond Fund
                             Strategic Income Fund
                        U.S. Government Securities Fund
                              286 Congress Street
                          Boston, Massachusetts  02210
                               __________________

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                               __________________

                         TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

     Notice is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Core Bond Fund (the "NAF Core Bond Fund"), High Yield Bond Fund (the "NAF High Yield Bond Fund"), Municipal Bond Fund (the "NAF Municipal Bond Fund"), Strategic Income Fund (the "NAF Strategic Income Fund") and U.S. Government Securities Fund (the "NAF U.S. Government Securities Fund," and together with the NAF Core Bond Fund, NAF High Yield Bond Fund, NAF Municipal Bond Fund and NAF Strategic Income Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

(1) (a) All Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects to the previous investment advisory agreement with AGAM;

     (b) All Acquired Funds: to approve or disapprove a new Subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM"), the terms of which are similar in all material respects to the previous Subadvisory agreement between AGAM and AGIM;

(2) (a) NAF Core Bond Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Core Bond Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Core Bond Fund by the SunAmerica Core Bond Fund (the "SunAmerica Core Bond Fund" or an "Acquiring Fund") of SunAmerica Income Funds, solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Core Bond Fund, as described in the accompanying proxy statement and prospectus. The SunAmerica Core Bond Fund is a newly created series of SunAmerica Income Funds, created for the purpose of receiving the assets from the NAF Core Bond Fund. The Core Bond Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Core Bond Fund to shareholders of the NAF Core Bond Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Core Bond Fund as a separate investment portfolio of North American Funds;

     (b) NAF High Yield Bond Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "High Yield Bond Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF High Yield Bond Fund by the SunAmerica High Income Fund (which will be renamed the SunAmerica High Yield Bond Fund) of SunAmerica Income Funds (the

"SunAmerica High Yield Bond Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica High Yield Bond Fund, as described in the accompanying proxy statement and prospectus. The High Yield Bond Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica High Yield Bond Fund to shareholders of the NAF High Yield Bond Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF High Yield Bond Fund as a separate investment portfolio of North American Funds;

     (c) NAF Municipal Bond Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Municipal Bond Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Municipal Bond Fund by the SunAmerica Tax Exempt Insured Fund of SunAmerica Income Funds (the "SunAmerica Tax Exempt Insured Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Tax Exempt Insured Fund, as described in the accompanying proxy statement and prospectus. The Municipal Bond Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Tax Exempt Insured Fund to shareholders of the NAF Municipal Bond Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Municipal Bond Fund as a separate investment portfolio of North American Funds;

     (d) NAF Strategic Income Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Strategic Income Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Strategic Income Fund by the SunAmerica Diversified Income Fund (which will be renamed the SunAmerica Strategic Income Fund) of SunAmerica Income Funds (the "SunAmerica Strategic Income Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Strategic Income Fund, as described in the accompanying proxy statement and prospectus. The Strategic Income Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Strategic Income Fund to shareholders of the NAF Strategic Income Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Strategic Income Fund as a separate investment portfolio of North American Funds;

     (e) NAF U.S. Government Securities Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "U.S. Government Securities Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF U.S. Government Securities Fund by the SunAmerica U.S. Government Securities Fund of SunAmerica Income Funds (the "SunAmerica U.S. Government Securities Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica U.S. Government Securities Fund, as described in the accompanying proxy statement and prospectus. The U.S. Government Securities Fund's Agreement and Plan also provides for distribution of such shares of the SunAmerica U.S. Government Securities Fund to shareholders of the NAF U.S. Government Securities Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF U.S. Government Securities Fund as a separate investment portfolio of North American Funds; and

(3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

     You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-850-2811) or via the Internet at http:proxy.____.com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Agreement and Plan of Reorganization.

                                         By Order of the Board of Trustees,


                                         John I. Fitzgerald
                                         Secretary, North American Funds

Boston, Massachusetts
Dated:  September __, 2001

                               SUBJECT TO COMPLETION
                    COMBINED PROXY STATEMENT AND PROSPECTUS

                            SUNAMERICA INCOME FUNDS
                              NORTH AMERICAN FUNDS
                              ___________________

                    JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                                 CORE BOND FUND
                              HIGH YIELD BOND FUND
                              MUNICIPAL BOND FUND
                             STRATEGIC INCOME FUND
                                      AND
                        U.S. GOVERNMENT SECURITIES FUND
                                       OF
                              NORTH AMERICAN FUNDS
                               __________________
                                NOVEMBER 7, 2001

     This Proxy Statement and Prospectus describes a proposal to approve or disapprove (i) a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of your Fund, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement") and (ii) a new Subadvisory agreement (the "New Subadvisory Agreement") between AGAM and American General Investment Management, L.P. ("AGIM") or an affiliate thereof (collectively, "New AGIM"), the terms of which are the same in all material respects to the previous Subadvisory agreement between AGAM and AGIM (the "Previous Subadvisory Agreement").

     The Board of Trustees (the "NAF Board") of North American Funds, a Massachusetts business trust, is seeking your proxy to vote in favor of this proposal at the Joint Special Meeting of Shareholders (the "Meeting") to be held on November 7, 2001.

     In addition, the Meeting also has been called to approve or disapprove the proposed Agreement and Plan of Reorganization (each a "Plan" and collectively, the "Plans") between North American Funds on behalf of each of its investment portfolios set forth below (each an "Acquired Fund" and collectively, the "Acquired Funds") and SunAmerica Income Funds, a Massachusetts business trust, on behalf of each of its respective investment portfolios set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

--------------------------------------------------------------------------------------------------------------------------------
                     Acquired Fund                                                  Acquiring Fund
                     -------------                                                  ---------------
--------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund (the "NAF Core Bond Fund")                        SunAmerica Core Bond Fund (together with the NAF Core Bond
                                                                 Fund, the "Core Bond Funds" and following the applicable
                                                                 Reorganization, the "Core Bond Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund (the "NAF High Yield Bond Fund")            SunAmerica High Income Fund (to be renamed SunAmerica High
                                                                 Yield Bond Fund) (together with the NAF High Yield Bond Fund, the "High Yield Bond Funds" and following the applicable
                                                                 Reorganization, the "High Yield Bond Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund (the "NAF Municipal Bond Fund")              SunAmerica Tax Exempt Insured Fund (together with the NAF
                                                                 Municipal Bond Fund, the "Municipal Bond Funds" and following the applicable Reorganization, the "Tax Exempt Insured
                                                                 Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------


                              __________________
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
          OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              __________________
          The Date of this Proxy Statement and Prospectus is September __, 2001.

--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund (the "NAF Strategic Income Fund")          SunAmerica Diversified Income Fund (to be renamed SunAmerica
                                                                 Strategic Income Fund) (together with the NAF Strategic Income
                                                                 Fund, the "Strategic Income Funds" and following the
                                                                 applicable Reorganization, the "Strategic Income Combined
                                                                 Fund.")
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund (the "NAF U.S. Government        SunAmerica U.S. Government Securities Fund (together with the
 Securities Fund")                                               NAF U.S. Government Securities Fund, the "U.S. Government
                                                                 Securities Funds" and following the applicable Reorganization, the "U.S. Government Securities Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund (each a "Reorganization" and collectively, the "Reorganizations"). Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

     You will receive the same class of Corresponding Shares as the shares of your Fund held by you immediately prior to the applicable Reorganization. (However, if you own Class C shares or Institutional Class II shares of an Acquired Fund, you will receive Class II shares or Class Z shares, respectively, of the respective Acquiring Fund.) The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of your shares of the respective Acquired Fund. This means that you may end up with a different number of shares compared to what you originally held, but the total dollar value of your shares will remain the same.

     The Acquired Funds and the Acquiring Funds sometimes are referred to herein collectively as the "Funds" and individually as a "Fund," as the context requires. The Acquiring Funds following the Reorganizations sometimes are referred to herein collectively as the "Combined Funds" and individually as a "Combined Fund."

     There can be no assurance that, after the Reorganizations, the Combined Funds will achieve their respective investment goals.

     This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Income Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares by the Acquiring Funds to the Acquired Funds pursuant to the terms of the Reorganizations.

     Both North American Funds and SunAmerica Income Funds are open-end series management investment companies organized as Massachusetts business trusts. The SunAmerica Core Bond Fund is newly created and has not yet commenced operations.

     Information about the Acquired Funds and the Acquiring Funds is available in other documents that have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available without charge by writing North American Funds at 286 Congress Street, Boston, Massachusetts 02210, or by calling toll-free 1-800-872-8037 if they relate to the Acquired Funds or by writing SunAmerica Income Funds at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 or by calling toll-free 1-800-858-8850 if they relate to the Acquiring Funds. These documents are:

     . The preliminary prospectus relating to the Acquiring Funds, subject to completion, dated August 14, 2001 (the "Acquiring Funds Prospectus").
          (1)(2)

     . The Annual Report to Shareholders of the Acquiring Funds for the year ended March 31, 2001. (1)(2)

     . The current prospectuses relating to the Acquired Funds, each dated March 1, 2001, as supplemented (the "Acquired Funds Prospectuses").
          (2)

     . A preliminary statement of additional information relating to the Acquiring Funds, subject to completion, dated August 14, 2001 (the "Acquiring Funds Statement").

     . A statement of additional information relating to the Acquired Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").

     . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six month period ended April 30, 2001.

     (1) A copy is included in the package of documents that you received with this Proxy Statement and Prospectus.

     (2) The document is incorporated herein by reference (legally considered to be part of this Proxy Statement and Prospectus).

     This Proxy Statement and Prospectus sets forth concisely the information about an Acquiring Fund that shareholders of the respective Acquired Fund should know before considering the applicable Reorganization and should be retained for future reference. The Acquired Funds have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     Additional information contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements of each Combined Fund giving effect to the consummation of the applicable Reorganization, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Income Funds at the addresses set forth below. The Statement of Additional Information, dated [September __, 2001] is incorporated by reference into this Proxy Statement and Prospectus.

     The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

     The address of the principal executive offices of SunAmerica Income Funds is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.


                            -----------------------

                               TABLE OF CONTENTS

                                                                                                         Page
                                                                                                         ----
INTRODUCTION...........................................................................................     1
SUMMARY................................................................................................     2
THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS..................................     2
THE REORGANIZATIONS....................................................................................     3
     FEE TABLES........................................................................................     6
     EXAMPLES..........................................................................................    13
     THE FUNDS.........................................................................................    21
     Business of the Acquired Funds....................................................................    21
     Business of the Acquiring Funds...................................................................    21
     Comparison of the Funds...........................................................................    21
PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS......................................................    27
     RISKS OF INVESTING IN THE FUNDS ..................................................................    27
     All Funds.........................................................................................    27
     Core Bond Funds, High Yield Bond Funds and Strategic Income Funds.................................    28
     Municipal Bond Funds and U.S. Government Securities Funds.........................................    28
PROPOSAL NO. 1(a)-(b):.................................................................................    29
APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT AND THE NEW SUBADVISORY AGREEMENT....................    29
THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS..................................    29
     Board Considerations..............................................................................    29
     Description of the New Investment Advisory Agreement..............................................    30
     Additional Information About AGAM.................................................................    31
     Description of the New Subadvisory Agreement......................................................    33
PROPOSALS NOS. 2(a)--(e):  APPROVAL OF THE PLANS.......................................................    34
     COMPARISON OF THE FUNDS...........................................................................    34
     Investment Policies...............................................................................    34
     Management Arrangements...........................................................................    39
     Distribution and Shareholder Servicing Arrangements...............................................    41
     Other Service Agreements with Affiliates..........................................................    42
     Purchase, Exchange and Redemption of Shares.......................................................    42
     Performance.......................................................................................    46
     Shareholder Rights................................................................................    51
     Tax Information...................................................................................    51
     Portfolio Transactions............................................................................    51
     Portfolio Turnover................................................................................    51
     Additional Information............................................................................    51
THE REORGANIZATIONS....................................................................................    53
     General...........................................................................................    53
     Terms of the Plans................................................................................    54
     NAF Board Considerations:  Potential Benefits to Shareholders as a Result of the Reorganizations..    55
     Federal Income Tax Consequences of the Reorganizations............................................    58
     Capitalization [Update]...........................................................................    60
GENERAL................................................................................................    62
INFORMATION CONCERNING THE MEETING.....................................................................    62
     Date, Time and Place of Meeting...................................................................    62
     Solicitation, Revocation and Use of Proxies.......................................................    62
     Record Date and Outstanding Shares................................................................    62
     Security Ownership of Certain Beneficial Owners and Management of the Funds.......................    63
     Voting Rights and Required Vote...................................................................    63
ADDITIONAL INFORMATION.................................................................................    64

LEGAL PROCEEDINGS......................................................................................    65
LEGAL OPINIONS.........................................................................................    65
EXPERTS................................................................................................    65
SHAREHOLDER PROPOSALS..................................................................................    65
EXHIBIT IA.............................................................................................  IA-1
EXHIBIT IB.............................................................................................  IB-1
EXHIBIT II.............................................................................................  II-1

                                   INTRODUCTION
                                   ------------

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210, on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for the Acquired Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is September [27], 2001.

     The shareholders solicited and entitled to vote on Proposals 1a, 1b, 2a, 2b, 2c, 2d and 2e of this Proxy Statement and Prospectus are outlined in the following table:

                                Proposal                                 Fund
                                --------                                 ----
1. (a)        Approval of New Investment Advisory Agreement  All Acquired Funds, each voting separately
   (b)        Approval of New Investment Subadvisory         All Acquired Funds, each voting separately
              Agreement
2. (a)        Approval of Plan relating to the Core Bond     NAF Core Bond Fund
              Funds
   (b)        Approval of Plan relating to the High Yield    NAF High Yield Bond Fund
              Bond Funds
   (c)        Approval of Plan relating to the Municipal     NAF Municipal Bond Fund
              Bond Funds
   (d)        Approval of Plan relating to the Strategic     NAF Strategic Income Fund
              Income Funds
   (e)        Approval of Plan relating to the U.S.          NAF U.S. Government Securities Fund
              Government Securities Funds

                                     SUMMARY
                                     -------

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the New Investment Advisory Agreement, the New Subadvisory Agreement and in the form of the Plans, attached hereto as Exhibits IA, IB and II, respectively.

     In this Proxy Statement and Prospectus, the term "Reorganization" refers to
(i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of an Acquired Fund by the respective Acquiring Fund solely in exchange for an equal aggregate value of the Corresponding Shares of such Acquiring Fund, and (ii) the subsequent distribution of such Corresponding Shares to the shareholders of the Acquired Fund. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

      THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

     On ____________, 2001, American International Group, Inc. ("AIG"), the parent company of SunAmerica Asset Management Corp. ("SAAMCo"), acquired American General Corporation ("American General"), the parent company of AGAM and AGIM (the "Merger"). As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act of 1940, as amended (the "Investment Company Act"), both the Previous Investment Advisory Agreement and the Previous Subadvisory Agreement (collectively, the "Previous Agreements") provided for automatic termination upon assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Agreements, and, consequently, their termination.

     At a meeting of the NAF Board held on July 16-17, 2001, the NAF Board, including all of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) ("NAF Independent Trustees") unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds in order to allow AGAM to continue to serve as investment adviser for the Acquired Funds after the Merger. Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The NAF Board, including all of the Independent Trustees, also unanimously approved an interim Subadvisory agreement (the "Interim Subadvisory Agreement") between AGAM and New AGIM, an affiliate of AGAM, in order to allow New AGIM to continue to serve as the subadviser for the applicable Acquired Funds after the Merger. Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects to those of the Previous Investment Advisory Agreement and previous Subadvisory Agreement, respectively. Under the Investment Company Act, however, AGAM and New AGIM may continue to serve as the investment adviser and subadviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and a new Subadvisory agreement with New AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement and New Subadvisory Agreement (collectively, the "New Agreements") on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects as those of the Previous Agreements. See "Proposal No. 1(a): Approval of the New Investment Advisory Agreement -- The Merger and the New Investment Advisory Agreement Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder, and "Proposal No. 1(b): Approval of the New Subadvisory Agreement -- The New Subadvisory Agreement -- Description of the New Subadvisory Agreement" below for a description of the New Subadvisory Agreement and the services to be provided by AGIM thereunder.

     In connection with its approval of the New Agreements, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM and AGIM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory or Subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board also took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG, the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry, and the structure of the Merger.

     In addition, the NAF Board considered the fact that at some point after consummation of the Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the applicable Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with AGIM or an affiliate that in the future conducts the advisory business previously conducted by AGIM (previously defined as "New AGIM").

     AGAM and AGIM are wholly owned subsidiaries of American General. Prior to the Merger, American General was a part of one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCO's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                               THE REORGANIZATIONS

     On August 2, 2001, the NAF Board unanimously approved, subject to shareholder approval and completion of the Merger, a proposal that each Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of such Acquiring Fund's Corresponding Shares to be distributed to the shareholders of such Acquired Fund. Shareholders holding Class A, Class B, Class C, Institutional Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II, Class Z and Class I shares, respectively, of the respective Acquiring Fund. For the avoidance of confusion, Institutional Class II with respect to the Acquired Funds is pronounced "Class Double Eye," while Class II with respect to the Acquiring Funds is pronounced "Class 2." See "Proposals Nos. 2(a) - (e):
Approval of the Plans -- Comparison of the Funds Purchase, Exchange and Redemption of Shares" below, "Shareholder Account Information" in the Acquiring Funds Prospectus and "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses for a description of these share classes. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). See "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- NAF Board
Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations" for more detailed info regarding the net assets of each Fund. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations" for more detailed information regarding the net assets of each Fund. With respect to the High Yield Bond Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee breakpoint schedule applicable to such Acquiring Fund. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement."

     In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. The NAF Board also considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. An advantage to shareholders identified by the NAF Board relates to the potential for reduced operating expenses due to economies of scale. The net assets of each Acquiring Fund (other than the SunAmerica Core Bond Fund, which has not yet commenced operating) will increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganizations. Since the fixed expenses of the Combined Funds (other than the Core Bond Combined Fund) will be spread over a larger asset base, management anticipates that shareholders of these Funds are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganizations. Because SunAmerica has broad distribution channels, it is possible that the asset base for all Combined Funds (including the Core Bond Combined Fund) will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. See "Proposals Nos.
2(a) -(e): Approval of the Plans -- The Reorganizations -- NAF Board
Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations" for more detailed information regarding the net assets of each Fund. Since the fixed expenses of the Combined Funds (other than the Core Bond Combined Fund) will be spread over a larger asset base, management anticipates that shareholders of these Funds are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganizations. See "--Fee Tables" and "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations" for additional information regarding the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on March 31, 2001. In addition, although the operating expenses of certain Combined Funds on a pro forma basis (as though the Reorganizations were completed on March 31, 2001) are higher than those of the respective Acquired Fund, this is after taking into account certain fee waivers and expense reimbursements that benefit the NAF Funds and are in place with respect to the Acquired Funds through February 28, 2002. There can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

     With respect to the NAF High Yield Bond Fund and NAF Strategic Income Fund, the NAF Board considered that the respective Acquiring Fund will change its investment objective and policies to more closely resemble those of each Acquired Fund, and will retain New AGIM as subadviser, subject to approval by the shareholders of such Acquiring Funds. As a condition to each applicable Reorganization, the respective Acquiring Fund will seek shareholder approval of a change in investment objective to align the investment strategies and techniques of the High Yield Bond and Strategic Income Combined Funds to those of the respective Acquired Funds. The Board of Trustees of SunAmerica Income Funds (the "SunAmerica Board") has already approved the necessary changes.

     In addition, the SunAmerica Board has approved the retention of New AGIM to serve as subadviser to the Tax Exempt Insured Combined Fund upon consummation of the Reorganization applicable, subject to approval of the shareholders of the SunAmerica Tax Exempt Insured Fund.

     The NAF Board, including all of the NAF Independent Trustees, has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund (other than the NAF Core Bond Fund) may receive shares of the respective Acquiring Fund which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same.

     The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following: the fact that following each reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques; the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds; potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders. For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a) - (e): The Reorganizations - NAF Board Considerations: Potential Benefits to Shareholders as a result of the Reorganizations" below.

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds and New AGIM will serve as subadviser to each of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds, and New AGIM will serve as subadviser to the Core Bond, High Yield Bond, Tax Exempt Insured and Strategic Income Combined Funds (subject to shareholder approval of the respective Acquiring Funds). The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the SunAmerica Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                    FEE TABLES



Actual Fee Table for Shareholders of each of the Acquired Funds+, and each of the Acquiring Funds (as of March 31, 2001) and Proforma Fee Table for each of the Combined Funds as of (March 31, 2001)

                                                              NAF Core Bond Fund                SunAmerica Core Bond Fund
                                              Class     Class    Class    Institutional    Class  Class  Class  Class  Class
                                              -----     -----    -----  -----------------  -----  -----  -----  -----  -----
                                                 A         B       C    Class I  Class II    A      B      II     I      Z
                                              -----     -----    -----  -------  --------  -----  -----  -----  -----  -----
Shareholder Fees (fees paid directly from
 your investment):
Maximum Sales Charge (Load) Imposed on ......  4.75%     None    None    None    None     4.75%   None   1.00%   None  None
 Purchases (as a percentage of offering
 price)(1)

Maximum Deferred Sales Charge (Load) (as a ..  None      5.00%   1.00%   None    None     None    5.00%  1.00%   None  None
 percentage of original purchase price or
 redemption price, whichever is lower)(2)

Maximum Sales Charge (Load) Imposed on ......  None      None    None    None    None     None    None   None    None  None
 Reinvested Dividends

Redemption Fee(3) ...........................  None      None    None    None    None     None    None   None    None  None
Annual Fund Operating Expenses
(as a percentage of average net assets)
 (expenses that are deducted from Fund
 assets):
  Management Fees ...........................  0.60%     0.60%   0.60%   0.60%   0.60%    0.60%   0.60%  0.60%   0.60% 0.60%
  Distribution and/or Service (12b-1) Fees(4)  0.35%     1.00%   1.00%   None    None     0.35%   1.00%  1.00%   None  None
  Other Expenses ............................  0.38%     0.38%   0.38%   0.63%   0.38%    0.57%   0.59%  0.62%   0.67% 0.13%
Total Annual Fund Operating Expenses Before .  1.33%     1.98%   1.98%   1.23%   0.98%    1.52%   2.19%  2.22%   1.27% 0.73%
 Expense Reimbursement

Expense Reimbursement(5)(6) .................    --        --      --      --      --     0.19%   0.21%  0.24%   0.04%   --

Net Expenses ................................  1.33%     1.98%   1.98%   1.23%   0.98%    1.33%   1.98%  1.98%   1.23% 0.73%


                                                      Pro Forma Core Bond Combined Fund*
                                                    Class    Class   Class   Class   Class
                                                    ------   -----   -----   -----   -----
                                                      A        B      II       I**     Z**
                                                    ------   -----   -----   -----   -----
Shareholder Fees (fees paid directly from
 your investment):
Maximum Sales Charge (Load) Imposed on ......         4.75%   None    1.00%   None    None
 Purchases (as a percentage of offering
 price)(1)

Maximum Deferred Sales Charge (Load) (as a ..         None    5.00%   1.00%   None    None
 percentage of original purchase price or
 redemption price, whichever is lower)(2)

Maximum Sales Charge (Load) Imposed on ......         None    None    None    None    None
 Reinvested Dividends

Redemption Fee(3) ...........................         None    None    None    None    None
Annual Fund Operating Expenses
(as a percentage of average net assets)
 (expenses that are deducted from Fund
 assets):
  Management Fees ...........................         0.60%   0.60%   0.60%   0.60%   0.60%
  Distribution and/or Service (12b-1) Fees(4)         0.35%   1.00%   1.00%   None    None
  Other Expenses ............................         0.57%   0.59%   0.62%   0.67%   0.13%
Total Annual Fund Operating Expenses Before .         1.52%   2.19%   2.22%   1.27%   0.73%
 Expense Reimbursement

Expense Reimbursement(5)(6) .................         0.19%    0.21%  0.24%   0.04%     --

Net Expenses ................................         1.33%   1.98%   1.98%   1.23%   0.73%


                                                                NAF High Yield Bond Fund             SunAmerica High Income Fund
                                                       Class     Class   Class     Institutional       Class     Class    Class
                                                         A        B        C     Class I   Class II       A        B        II
                                                      -------  -------  -------  --------  --------   -------- --------   -------
Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)(1) ...........   4.75%     None     None      None     None      4.75%       None     1.00%

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2) .........   None      5.00%    1.00%     None     None      None        5.00%    1.00%

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends ........................................   None      None     None      None     None      None        None     None

Redemption Fee(3) .................................   None      None     None      None     None      None        None     None
Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
 that are deducted from Fund assets):
  Management Fees .................................   0.83%     0.83%    0.83%     0.83%    0.83%     0.75%       0.75%    0.75%
  Distribution and/or Service (12b-1) Fees(4) .....   0.35%     1.00%    1.00%     None     None      0.35%       1.00%    1.00%
  Other Expenses ..................................   0.39%     0.39%    0.39%     0.64%    0.39%     0.45%       0.43%    0.48%
Total Annual Fund Operating Expenses Before Expense
 Reimbursement ....................................   1.57%     2.22%    2.22%     1.47%    1.22%     1.55%       2.18%    2.23%

Expense Reimbursement(5)(6) .......................     --        --       --        --       --        --          --     0.13%

Net Expenses(7) ...................................   1.57%     2.22%    2.22%     1.47%    1.22%     1.55%       2.18%    2.10%

                                                             Pro Forma High Yield Bond Combined Fund*
                                                                Class    Class      Class                 Class
                                                                 A         B         II       Class I**     Z**
                                                                -----   --------   --------   ---------  -------
Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)(1) ...........             4.75%     None      1.00%      None        None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2) .........             None      5.00%     1.00%      None        None

Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends ........................................             None      None      None       None        None

Redemption Fee(3) .................................             None      None      None       None        None
Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
 that are deducted from Fund assets):
  Management Fees .................................             0.75%     0.75%     0.75%      0.75%       0.75%
  Distribution and/or Service (12b-1) Fees(4) .....             0.35%     1.00%     1.00%      None        None
  Other Expenses ..................................             0.45%     0.43%     0.48%      1.06%       0.20%
Total Annual Fund Operating Expenses Before Expense
 Reimbursement ....................................             1.55%     2.18%     2.23%      1.81%       0.95%

Expense Reimbursement(5)(6) .......................               --        --        --       0.36%         --

Net Expenses(7) ...................................             1.55%     2.18%     2.23%      1.45%       0.95%


                                              NAF Municipal Bond Fund       SunAmerica Tax Exempt Insured Fund
                                            Class A   Class B   Class C    Class A         Class B      Class II
                                            -------   -------   -------   ----------      ----------   -----------
Shareholder Fees (fees paid directly from
 your investment):
Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering
 price)(1)................................     4.75%    None       None       4.75%           None          1.00%

Maximum Deferred Sales Charge (Load) (as
 a percentage of original purchase price
 or redemption price, whichever is
 lower)(2)................................    None       5.00%     1.00%      None            5.00%         1.00%

Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends.....................    None       None      None       None            None          None

Redemption Fee(3).........................    None       None      None       None            None          None

Annual Fund Operating Expenses
 (as a percentage of average net assets)
 (expenses that are deducted from Fund
 assets):
  Management Fees.........................     0.60%     0.60%     0.60%      0.50%           0.50%         0.50%
  Distribution and/or Service (12b-1)
   Fees(4)................................     0.15%     1.00%     1.00%      0.35%           1.00%         1.00%
  Other Expenses..........................     0.68%     0.68%     0.68%      0.41%           0.47%         2.04%
Total Annual Fund Operating Expenses
 Before Expense Reimbursement.............     1.43%     2.28%     2.28%      1.26%           1.97%         3.54%

Expense Reimbursement(5)(6)...............    -0.38%    -0.38%    -0.38%        --              --          1.59%

Net Expenses(7)...........................     1.05%     1.90%     1.90%      1.26%           1.97%         1.95%
                                             Pro Forma Tax Exempt Insured Combined Fund*
                                               Class A         Class B        Class II
                                               -------         -------        --------
Shareholder Fees (fees paid directly from
 your investment):
Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering
 price)(1)................................        4.75%           None            1.00%

Maximum Deferred Sales Charge (Load) (as
 a percentage of original purchase price
 or redemption price, whichever is
 lower)(2)................................        None            5.00%           1.00%

Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends.....................        None            None            None

Redemption Fee(3).........................        None            None            None

Annual Fund Operating Expenses
 (as a percentage of average net assets)
 (expenses that are deducted from Fund
 assets):
  Management Fees.........................        0.50%           0.50%           0.50%
  Distribution and/or Service (12b-1)
   Fees(4)................................        0.35%           1.00%           1.00%
  Other Expenses..........................        0.40%           0.45%           0.62%
Total Annual Fund Operating Expenses
 Before Expense Reimbursement.............        1.25%           1.95%           2.12%

Expense Reimbursement(5)(6)...............          --              --              --

Net Expenses(7)...........................        1.25%           1.95%           2.12%

 Actual and Pro Forma Fee Table for Shareholders of each of the Acquired Funds, each of the Acquiring Funds and each of the Combined Funds on a pro forma basis, each as of March 31, 2001


                                                          NAF Strategic Income Fund         SunAmerica Diversified Income Fund
                                                                           Institutional
                                                 Class A  Class B  Class C     Class I      Class A       Class B     Class II
                                                 -------  -------  ------- --------------   -------       -------     --------
Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering
 price)(1).....................................     4.75%    None     None       None         4.75%         None        1.00%

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2)......     None     5.00%    1.00%      None         None          5.00%       1.00%

Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends..........................     None     None     None       None         None          None        None

Redemption Fee(3)..............................     None     None     None       None         None          None        None

Annual Fund Operating Expenses
(as a percentage of average net assets)
 (expenses that are deducted from fund assets):
  Management Fees..............................     0.74%    0.74%    0.74%      0.74%        0.65%         0.65%       0.65%
  Distribution and/or Service (12b-1) Fees(4)..     0.35%    1.00%    1.00%      None         0.35%         1.00%       1.00%
  Other Expenses...............................     0.86%    0.86%    0.86%      1.11%        0.54%         0.57%       0.94%
Total Annual Fund Operating Expenses Before
 Expense Reimbursement.........................     1.95%    2.60%    2.60%      1.85%        1.54%         2.22%       2.59%

Expense Reimbursement(5)(6)....................    -0.38%   -0.38%   -0.38%     -0.38%          --            --        0.44%

Net Expenses(7)................................     1.57%    2.22%    2.22%      1.47%        1.54%         2.22%       2.15%
                                                    Pro Forma Strategic Income Combined Fund*
                                                    Class A    Class B    Class II    Class I**
                                                    -------    -------    --------    --------
Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering
 price)(1).....................................      4.75%      None        1.00%       None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2)......      None       5.00%       1.00%       None

Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends..........................      None       None        None        None

Redemption Fee(3)..............................      None       None        None        None

Annual Fund Operating Expenses
(as a percentage of average net assets)
 (expenses that are deducted from fund assets):
  Management Fees..............................      0.65%      0.65%       0.65%       0.65%
  Distribution and/or Service (12b-1) Fees(4)..      0.35%      1.00%       1.00%       None
  Other Expenses...............................      0.54%      0.57%       0.60%       1.09%
Total Annual Fund Operating Expenses Before
 Expense Reimbursement.........................      1.54%      2.22%       2.25%       1.74%

Expense Reimbursement(5)(6)....................        --         --          --        0.30%

Net Expenses(7)................................      1.54%      2.22%       2.25%       1.44%


                                                     NAF U.S. Government Securities Fund         SunAmerica U.S. Government
                                                                           Institutional               Securities Fund
                                               Class A  Class B   Class C    Class I        Class A       Class B       Class II
                                               -------  -------   ------- --------------    -------       -------       --------

Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering
 price)(1).....................................   4.75%    None      None        None          4.75%         None           1.00%

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2)......   None     5.00%     1.00%       None          None          5.00%          1.00%

Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends..........................   None     None      None        None          None          None           None

Redemption Fee(3)..............................   None     None      None        None          None          None           None

Annual Fund Operating Expenses
(as a percentage of average net assets)
 (expenses that are deducted from Fund assets):
  Management Fees..............................   0.60%    0.60%     0.60%       0.60%         0.75%         0.75%          0.75%
  Distribution and/or Service (12b-1) Fees(4)..   0.35%    1.00%     1.00%       None          0.35%         1.00%          1.00%
  Other Expenses...............................   0.59%    0.59%     0.59%       0.84%         0.39%         0.42%          1.63%
Total Annual Fund Operating Expenses Before
 Expense Reimbursement.........................   1.54%    2.19%     2.19%       1.44%         1.49%         2.17%          3.38%

Expense Reimbursement(5)(6)....................  -0.24%   -0.24%    -0.24%      -0.24%           --            --           1.18%

Net Expenses...................................   1.30%    1.95%     1.95%       1.20%         1.49%         2.17%          2.20%
                                                          Pro Forma  U.S. Government Securities
                                                                     Combined Fund*
                                                    Class A       Class B       Class II       Class I**
                                                    -------       -------       --------       ---------

Shareholder Fees (fees paid directly from your
 investment):
Maximum Sales Charge (Load) Imposed on
 Purchases (as a percentage of offering
 price)(1).....................................       4.75%          None           1.00%          None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price or
 redemption price, whichever is lower)(2)......       None           5.00%          1.00%          None

Maximum Sales Charge (Load) Imposed on
 Reinvested Dividends..........................       None           None           None           None

Redemption Fee(3)..............................       None           None           None           None

Annual Fund Operating Expenses
(as a percentage of average net assets)
 (expenses that are deducted from Fund assets):
  Management Fees..............................       0.64%          0.64%          0.64%          0.64%
  Distribution and/or Service (12b-1) Fees(4)..       0.35%          1.00%          1.00%          None
  Other Expenses...............................       0.38%          0.41%          0.51%          0.63%
Total Annual Fund Operating Expenses Before
 Expense Reimbursement.........................       1.37%          2.05%          2.15%          1.27%

Expense Reimbursement(5)(6)....................       0.05%          0.05%          0.10%          0.05%

Net Expenses...................................       1.32%          2.00%          2.05%          1.22%

__________________
+    As reflected in the Acquired Funds Prospectus.

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" in connection with each of the Acquiring Funds and each of the Combined Funds have been estimated.

** Each Combined Fund will commence offering Class I shares upon completion of the applicable Reorganization. In addition, the SunAmerica Core Bond Fund and the SunAmerica High Yield Bond Fund will commence offering Class Z shares upon completion of their respective Reorganizations.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) With respect to the Acquired Funds, (i) purchases of Class A shares of $1 million or more are subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CDSC schedule set forth under "Proposals Nos. 2(a) -
     (e): Approval of the Plans--Comparison of the Funds -- Purchase, Exchange and Redemption of Shares," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

     With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganizations), (i) purchases of Class A shares over $1 million are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares," and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Funds and the Combined Funds.

(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) With respect to certain classes of shares of the Acquiring Funds and the Combined Funds, the SunAmerica Board, including a majority of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act (the "SunAmerica Independent Trustees"), approved the Acquiring Funds' and the Combined Funds Investment Advisory and Management Agreement with SAAMCo subject to the net expense ratios set forth above. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent

     Trustees. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Trustees.

(7) SAAMCo is voluntarily waiving fees and/or reimbursing expenses so that the total net expense ratios for Class II shares of the following Combined Funds do not exceed the amount set forth below:

          Strategic Income Combined Fund, .................... 2.22%
          High Yield Bond Combined Fund, ..................... 2.18%
          Tax Exempt Insured Combined Fund, .................. 1.95%

    The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Fund would be assuming the Reorganizations were completed on March 31, 2001.

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:

                                                                                  Cumulative Expenses Paid for the Period of:
                                                                                 --------------------------------------------
                                                                                 1 Year     3 Years    5 Years    10 Years(3)
                                                                                 ------     -------    -------    -----------

An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
 Expenses if you did redeem your shares at the end of the period:
                 ---
         NAF Core Bond Fund
           (Class A shares).....................................................     $604     $  876     $1,169      $2,000
           (Class B shares).....................................................      701      1,021      1,268       2,136
           (Class C shares).....................................................      301        621      1,068       2,306
           (Institutional Class I shares).......................................      125        390        676       1,489
           (Class II shares)....................................................      100        312        542       1,201

         SunAmerica Core Bond Fund
           (Class A shares)(1)..................................................     $604     $  876     $1,169      $2,000
           (Class B shares)(1)..................................................      701        921      1,268       2,139
           (Class II shares)(1).................................................      399        715      1,157       2,383
           (Class I shares)(1)..................................................      125        390        676       1,489
           (Class Z shares).....................................................       75        233        406         906

         Pro Forma Core Bond Combined Fund*
           (Class A shares)(1)..................................................     $604     $  876     $1,169      $2,000
           (Class B shares)(1)..................................................      701        921      1,268       2,139
           (Class II shares)(1).................................................      399        715      1,157       2,383
           (Class I shares)(1)..................................................      125        390        676       1,489
           (Class Z shares).....................................................       75        233        406         906

         NAF High Yield Bond Fund
           (Class A shares).....................................................     $627     $  947     $1,290      $2,254
           (Class B shares).....................................................      725      1,094      1,390       2,388
           (Class C shares).....................................................      325        694      1,190       2,554
           (Institutional Class I shares).......................................      150        465        803       1,757
           (Class II shares)....................................................      124        387        670       1,477

         SunAmerica High Income Fund
           (Class A shares).....................................................     $625     $  941     $1,280      $2,233

                                                                                   Cumulative Expenses Paid for the Period of:
                                                                                 --------------------------------------------
                                                                                 1 Year     3 Years    5 Years    10 Years(3)
                                                                                 ------     -------    -------    -----------

An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
 Expenses if you did redeem your shares at the end of the period:
                 ---
           (Class B shares).....................................................     $721     $  982     $1,369      $2,354
           (Class II shares)(1).................................................      424        790      1,283       2,639

         Pro Forma High Yield Bond Combined Fund*
           (Class A shares).....................................................     $625     $  941     $1,280      $2,233
           (Class B shares).....................................................      721        982      1,369       2,354
           (Class II shares)(2).................................................      424        790      1,283       2,639
           (Class I shares)(1)..................................................      148        459        792       1,735
           (Class Z shares).....................................................       97        303        526       1,166

         NAF Municipal Bond Fund(1)
           (Class A shares).....................................................     $577     $  870     $1,185      $2,076
           (Class B shares).....................................................      693      1,076      1,386       2,372
           (Class C shares).....................................................      293        676      1,186       2,586

         SunAmerica Tax Exempt Insured Fund
           (Class A shares).....................................................     $597     $  856     $1,134      $1,925
           (Class B shares).....................................................      700        918      1,262       2,112
           (Class II shares)(1).................................................      396        706      1,142       2,352

         Pro Forma Tax Exempt Insured Combined Fund*
           (Class A shares).....................................................     $596     $  853     $1,129      $1,915
           (Class B shares).....................................................      698        912      1,252       2,094
           (Class II shares)(2).................................................      413        757      1,228       2,527

         NAF Strategic Income Fund(1)
           (Class A shares).....................................................     $627     $1,023     $1,444      $2,613
           (Class B shares).....................................................      725      1,172      1,546       2,748
           (Class C shares).....................................................      325        772      1,346       2,906
           (Institutional Class I shares).......................................      150        545        965       2,138

                                                                                  Cumulative Expenses Paid for the Period of:
                                                                                 --------------------------------------------
                                                                                 1 Year     3 Years    5 Years    10 Years(3)
                                                                                 ------     -------    -------    -----------

An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
 Expenses if you did redeem your shares at the end of the period:
                 ---
        SunAmerica Diversified Income Fund
           (Class A shares).....................................................     $624     $  938     $1,275      $2,222
           (Class B shares).....................................................      725        994      1,390       2,383
           (Class II shares)(1).................................................      416        766      1,243       2,558

         Pro Forma Strategic Income Combined Fund*
           (Class A shares).....................................................     $624     $  938     $1,275      $2,222
           (Class B shares).....................................................      725        994      1,390       2,383
           (Class II shares)(2).................................................      426        796      1,293       2,659
           (Class I shares)(1)..................................... ............      147        456        787       1,724

         NAF U.S. Government Securities Fund(1)
           (Class A shares).....................................................     $601     $  916     $1,253      $2,203
           (Class B shares).....................................................      698      1,062      1,353       2,340
           (Class C shares).....................................................      298        662      1,153       2,505
           (Institutional Class I shares).......................................      122        432        764       1,704

         SunAmerica U.S. Government Securities Fund
           (Class A shares).....................................................     $619     $  933     $1,250      $2,170
           (Class B shares).....................................................      720        979      1,364       2,331
           (Class II shares)(1).................................................      421        781      1,268       2,609

         Pro Forma U.S. Government Securities Combined Fund*(1)
           (Class A shares).....................................................     $603     $  873     $1,164      $1,990
           (Class B shares).....................................................      703        927      1,278       2,152
           (Class II shares)....................................................      406        736      1,192       2,455
           (Class I shares).....................................................      124        387        670       1,477

------------------------
*    Assuming the Reorganization had taken place on March 31, 2001.

(1) Expenses used for the example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above under "-- Fee Tables."

(2) SAAMCo is voluntarily waiving fees and/or reimbursing expenses for Class II shares of the following Combined Funds. However, this fee waiver and/or expense reimbursement is not reflected in the example above. The following are your costs after these fee waivers and/or expense reimbursements:

                                                                1 year  3 years  5 years  10 years
High Yield Bond Combined Fund.................................     418      775    1,258     2,588
Tax Exempt Insured Combined Fund..............................     396      706    1,142     2,352
Strategic Income Combined Fund................................     423      787    1,278     2,629

(3) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

                                                                                  Cumulative Expenses Paid for the Period of:
                                                                                  -------------------------------------------
                                                                                  1 Year   3 Years   5 Years   10 Years(3)
                                                                                  ------   -------   -------   -----------

An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
 Expenses if you did not redeem your shares at the end of the period:
                 -------
         NAF Core Bond Fund
           (Class A shares).....................................................     $604    $  876    $1,169   $ 2,000
           (Class B shares).....................................................      201       621     1,068     2,136
           (Class C shares).....................................................      201       621     1,068     2,306
           (Institutional Class I shares).......................................      125       390       676     1,489
           (Class II shares)....................................................      100       312       542     1,201

         SunAmerica Core Bond Fund
           (Class A shares).....................................................     $604    $  876    $1,169   $ 2,000
           (Class B shares).....................................................      201       621     1,068     2,139
           (Class II shares)....................................................      299       715     1,157     2,383
           (Class I shares).....................................................      125       390       676     1,489
           (Class Z shares).....................................................       75       233       406       906

         Pro Forma Core Bond Combined Fund*(1)
           (Class A shares).....................................................     $604    $  876    $1,169   $ 2,000
           (Class B shares).....................................................      201       621     1,068     2,139
           (Class II shares)....................................................      299       715     1,157     2,383
           (Class I shares).....................................................      125       390       676     1,489
           (Class Z shares).....................................................       75       233       406       906

         NAF High Yield Bond Fund
           (Class A shares).....................................................     $627    $  947    $1,290   $ 2,254
           (Class B shares).....................................................      225       694     1,190     2,388
           (Class C shares).....................................................      225       694     1,190     2,554
           (Institutional Class I shares).......................................      150       465       803     1,757
           (Class II shares)....................................................      124       387       670     1,477

         SunAmerica High Income Fund
           (Class A shares).....................................................     $625    $  941    $1,280   $ 2,233

                                                                                  Cumulative Expenses Paid for the Period of:
                                                                                 --------------------------------------------
                                                                                 1 Year     3 Years    5 Years    10 Years(3)
                                                                                 ------     -------    -------    -----------

An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
 Expenses if you did not redeem your shares at the end of the period:
                 -------
           (Class B shares).....................................................     $221    $  682    $1,169   $ 2,354
           (Class II shares)....................................................      311       751     1,218     2,507

         Pro Forma High Yield Bond Combined Fund*(1)
           (Class A shares).....................................................     $625    $  941    $1,280   $ 2,233
           (Class B shares).....................................................      221       682     1,169     2,354
           (Class II shares)(2).................................................      324       790     1,283     2,639
           (Class I shares).....................................................      148       459       792     1,735
           (Class Z shares).....................................................       97       303       526     1,166

         NAF Municipal Bond Fund
           (Class A shares).....................................................     $577    $  870    $1,185   $ 2,076
           (Class B shares).....................................................      193       676     1,186     2,372
           (Class C shares).....................................................      193       676     1,186     2,586

         SunAmerica Tax Exempt Insured Fund
           (Class A shares).....................................................     $597    $  856    $1,134   $ 1,925
           (Class B shares).....................................................      200       618     1,062     2,112
           (Class II shares)....................................................      296       706     1,142     2,352

         Pro Forma Tax Exempt Insured Combined Fund*(1)
           (Class A shares).....................................................     $596    $  853    $1,129   $ 1,915
           (Class B shares).....................................................      198       612     1,052     2,094
           (Class II shares)(2).................................................      313       757     1,228     2,527

         NAF Strategic Income Fund
           (Class A shares).....................................................     $627    $1,023    $1,444   $ 2,613
           (Class B shares).....................................................      225       772     1,346     2,748
           (Class C shares).....................................................      225       772     1,346     2,906
           (Institutional Class I shares).......................................      150       545       965     2,138

                                                                                  Cumulative Expenses Paid for the Period of:
                                                                                 --------------------------------------------
                                                                                 1 Year     3 Years    5 Years    10 Years(3)
                                                                                 ------     -------    -------    -----------
An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
 Expenses if you did not redeem your shares at the end of the period:
                 -------
         SunAmerica Diversified Income Fund
           (Class A shares).....................................................     $624    $  938    $1,275   $ 2,222
           (Class B shares).....................................................      225       694     1,190     2,383
           (Class II shares)....................................................      316       766     1,243     2,558

         Pro Forma Strategic Income Combined Fund*(1)
           (Class A shares).....................................................     $624    $  938    $1,275   $ 2,222
           (Class B shares).....................................................      225       694     1,190     2,383
           (Class II shares)(2).................................................      326       796     1,293     2,659
           (Class I shares).....................................................      147       456       787     1,752

         NAF U.S. Government Securities Fund
           (Class A shares).....................................................     $601    $  916    $1,253   $ 2,203
           (Class B shares).....................................................      198       662     1,153     2,340
           (Class C shares).....................................................      198       662     1,153     2,505
           (Institutional Class I shares).......................................      122       432       764     1,704

         SunAmerica U.S. Government Securities Fund
           (Class A shares).....................................................     $619    $  933    $1,250   $ 2,170
           (Class B shares).....................................................      220       679     1,164     2,331
           (Class II shares)....................................................      321       781     1,268     2,609

         Pro Forma U.S. Government Securities Combined Fund*(1)
           (Class A shares).....................................................     $603    $  873    $1,164   $ 1,990
           (Class B shares).....................................................      203       627     1,078     2,152
           (Class II shares)....................................................      306       736     1,192     2,455
           (Class I shares).....................................................      124       387       670     1,477

------------
*    Assuming the Reorganization had taken place on March 31, 2001.

(1) Expenses used for the example include fee waivers and expense reimbursements described in footnotes (5) and (6) above under "-- Fee Tables."

(2) SAAMCo is voluntarily waiving fees and/or reimbursing expenses for Class II shares of the following Acquiring Funds. However, this fee waiver and/or expense reimbursement is not reflected in the example above. The following are your costs after these fee waivers and/or expense reimbursements:

                                                                1 year  3 years  5 years  10 years
High Yield Bond Combined Fund.................................     318      775    1,258     2,588
Tax Exempt Insured Combined Fund..............................     296      706    1,142     2,352
Strategic Income Combined Fund................................     323      787    1,278     2,629

(3) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission
regulations.   The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations," "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements," and "-- Purchase, Exchange and Redemption of Shares."

                                    THE FUNDS

      Business of the Acquired Funds

      Each Acquired Fund is a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

      Business of the Acquiring Funds

     Each Acquiring Fund is a separate investment portfolio or series of SunAmerica Income Funds, a Massachusetts business trust, which was established on April 24, 1986 pursuant to a Declaration of Trust. The SunAmerica Core Bond Fund is newly created and has not yet commenced operations.

      Comparison of the Funds

     A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. Each of the Funds is diversified. The investment objective of each Acquiring Fund is fundamental. The investment objective of each Acquired Fund is fundamental except for the NAF High Yield Bond Fund.

     As a condition to the Reorganizations involving the High Yield Bond Funds and the Strategic Income Funds, the respective Acquiring Funds must obtain shareholder approval to change the investment objective of the respective Acquiring Fund to resemble more closely that of the Acquired Fund. Accordingly, the comparisons of these Funds assumes that shareholders of the Acquiring Funds have approved the necessary changes and reflects a comparison of the Acquired Fund and the respective Combined Fund.

                                Core Bond Funds

Investment Objectives
---------------------

The investment objective of the NAF Core Bond Fund is to provide a high level of current income consistent with the maintenance of principal and liquidity. The Core Bond Combined Fund will have the same investment objective as the NAF Core Bond Fund.

Investment Policies
-------------------

Strategies. Both Core Bond Funds pursue their respective investment objectives by investing primarily in a combination of fixed-income securities, including in securities issued or guaranteed by the U.S. Government, mortgage-backed or asset-backed securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers.

Foreign Securities. The NAF Core Bond Fund may invest up to 35% of its assets in foreign securities pursuant to a non-fundamental investment restriction.

                             High Yield Bond Funds

Investment Objectives
---------------------

The investment objective of the NAF High Yield Bond Fund is to seek the highest possible total return consistent with conservation of capital. The investment objective of the High Yield Combined Fund will be to seek a high level of total return. These objectives are substantially similar.

Investment Policies
-------------------

Strategies. Both High Yield Bond Funds pursue their respective investment objectives by investing primarily in high-yield, high-risk corporate bonds (commonly referred to as junk bonds), generally with relatively low duration.

High Yield Bonds. High-yield bonds are those rated below investment grade -- rated "Baa" or lower by Moody's Investors Service, Inc., ("Moodys") or "BBB" or lower by Standard & Poor's Corporation ("S&P"), or; if unrated, determined to be of equivalent quality by the subadviser.

                              Municipal Bond Funds

Investment Objectives
---------------------

The investment objective of the NAF Municipal Bond Fund is to achieve a high level of current income that is exempt from regular federal income taxes. The NAF Municipal Bond Fund is also particularly concerned with preserving capital. The investment objective of the SunAmerica Tax Exempt Insured Fund is to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital. Accordingly, the investment objectives of the NAF Municipal Bond Fund and the Tax Exempt Insured Fund are similar.

Investment Policies
-------------------

Strategies. The NAF Municipal Bond Fund and the SunAmerica Tax Exempt Insured Fund each invests in a portfolio comprised primarily of municipal fixed income securities exempt from federal income taxes. Specifically, the NAF Municipal Bond Fund invests at least 80% of total assets in investment grade municipal fixed-income securities, such as municipal bonds, municipal notes and other municipal obligations. The SunAmerica Tax Exempt Insured Fund will invest, under normal market conditions, at least 80% of its total assets in municipal bonds, the income of which is exempt from federal income taxes, and at least 65% of its total assets in municipal bonds that, in addition to having income exempt from federal income tax, are insured as to the scheduled payment of principal and interest for as long as such bonds are held by the Fund, without regard to the maturities of such securities.

                             Strategic Income Funds

Investment Objectives
---------------------

The investment objective of the NAF Strategic Income Fund is to seek a high level of total return consistent with preservation of capital. The investment objective of the Strategic Income Combined Fund will be to seek a high level of total return. These objectives are substantially similar.

Investment Policies
-------------------

Strategies. Both Strategic Income Funds pursue their respective investment objectives by investing primarily in a broad range of fixed-income securities, including investment grade bonds, U.S. Government and agency obligations, mortgage-backed securities, and U.S. and foreign high-risk, high-yield bonds.

                        U.S. Government Securities Funds

Investment Objectives
---------------------

The investment objective of the NAF U.S. Government Securities Fund is to obtain a high level of current income consistent with preservation of capital and maintenance of liquidity. The investment objective of the SunAmerica U.S. Government Securities Fund is high current income consistent with relative safety of capital. Accordingly, the investment objective of the two Funds are substantially similar.

Investment Policies
-------------------

Strategies. The NAF U.S. Government Securities Fund and the SunAmerica U.S. Government Securities Fund each invests in a portfolio comprised primarily of securities issued by the U.S. Government.

                                   All Funds

Principal Risk Factors
----------------------

     For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

Trustees and Officers
---------------------

     Each of North American Funds and SunAmerica Income Funds is governed by a Board of Trustees that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board of Trustees elects its respective Funds' officers.

Management Arrangements
-----------------------

     Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees" for more detailed information regarding the advisory arrangements of the Funds.

     The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund to AGAM for its management and administrative services:

---------------------------------------------------------------------------------------------------------------------------
Acquired Fund:                                                                        Advisory Fee:
---------------------------------------------------------------------------------------------------------------------------
                                                First $50 Million        Between $50        Between $200   Excess over $500
                                                                         Million  and       Million and    Million
                                                                         $200 Million       $500 Million
---------------------------------------------------------------------------------------------------------------------------
NAF Core Bond Fund                                 0.600%                  0.600%              0.525%            0.475%
---------------------------------------------------------------------------------------------------------------------------
NAF High Yield Bond Fund                           0.825%                  0.825%              0.725%            0.675%
---------------------------------------------------------------------------------------------------------------------------
NAF Municipal Bond Fund                            0.600%                  0.600%              0.600%            0.600%
---------------------------------------------------------------------------------------------------------------------------
NAF Strategic Income Fund                          0.750%                  0.700%              0.650%            0.600%
---------------------------------------------------------------------------------------------------------------------------
NAF U.S. Government Securities Fund                0.600%                  0.600%              0.525%            0.475%
---------------------------------------------------------------------------------------------------------------------------

     The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquiring Fund to SAAMCo for its management and administrative services:

------------------------------------------------------------------------------------------------------------------
Acquiring Fund:                           Advisory Fee
------------------------------------------------------------------------------------------------------------------
SunAmerica Core Bond Fund                 Same as NAF Core Bond Fund
------------------------------------------------------------------------------------------------------------------
SunAmerica High Income Fund               0.75% of average daily net assets up to $200 million; 0.72% of the next
                                          $200 million; and 0.55% of average daily net assets in excess of $400 million.
------------------------------------------------------------------------------------------------------------------
SunAmerica Tax Exempt Insured Fund        0.50% of average daily net assets up to $350 million; and 0.45% of average daily net assets in excess of $350 million.
------------------------------------------------------------------------------------------------------------------
SunAmerica Diversified Income Fund        0.65% of average daily net assets up to $350 million; and 0.60% of average daily net assets in excess of $350 million.
------------------------------------------------------------------------------------------------------------------
SunAmerica U.S. Government Securities     0.65% of average daily net assets up to $200 million; 0.62% of the next
 Fund                                     $200 million; and 0.55% of average daily net assets in excess of $400 million.
------------------------------------------------------------------------------------------------------------------

     SunAmerica Core Bond Fund is a newly created investment portfolio and will commence operations upon consummation of the respective Reorganization.

     The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates currently paid by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the High Yield Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the break point schedule referenced above. The table below sets forth the pro forma effective fee rate of each Combined Fund as of March 31, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:


Combined Fund:                                           Pro Forma Effective Advisory Fee Rate:
------------------------------------------------------------------------------------------------------------------
Core Bond Combined Fund                                  0.60%
------------------------------------------------------------------------------------------------------------------
High Yield Bond Combined Fund                            0.75%
------------------------------------------------------------------------------------------------------------------
Tax Exempt Insured Combined Fund                         0.50%
------------------------------------------------------------------------------------------------------------------
Strategic Income Combined Fund                           0.65%
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Combined Fund                 0.64%
------------------------------------------------------------------------------------------------------------------

The Core Bond Combined Fund will pay advisory fees at the same annual rate as the NAF Core Bond Fund. The High Yield Bond, Tax Exempt Insured and Strategic Income Combined Funds will pay advisory fees at a lower annual rate than the respective Acquired Fund. The U.S. Government Securities Combined Fund will pay advisory fees at a higher annual rate than the respective Acquired Fund.

     Investment Advisory Agreements. The investment advisory agreement between SunAmerica Income Funds on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees --Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement" for further discussion regarding these agreements.

     Subadvisory Arrangements.  New AGIM currently serves as subadviser to each
of the Acquired Funds.   After the Core Bond Funds, High Yield Bond Funds,
Municipal Bond Funds, and the Strategic Income Funds Reorganizations, and subject to approval of shareholders of the respective Acquiring Fund, New AGIM will serve as the subadviser to these Funds pursuant to a new Subadvisory agreement with SAAMCo (the "SunAmerica Subadvisory Agreement"). The SunAmerica Subadvisory Agreement is similar to both the New and Previous Subadvisory Agreements applicable to the respective Acquired Funds (collectively, the "NAF Subadvisory Agreement"), except for certain matters including the effective dates and the identity of the investment adviser. See "Proposals Nos. 2(a) -
(e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Subadvisory Agreement and SunAmerica Subadvisory Agreement") for further discussion regarding these agreements. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Subadvisory Agreement and SunAmerica Subadvisory Agreement" for further discussion regarding these agreements.

Distribution and Shareholder Servicing Arrangements
---------------------------------------------------

     Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Distribution Arrangements" for additional information regarding the Funds' distribution arrangements.

     Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposals Nos. 2(a)-(e): Approval of the Plans -- Comparison of the Funds -- Distribution and Shareholder Servicing Arrangements -- Shareholder Servicing Fee for Class I" for additional information regarding these services.

Other Service Agreements with Affiliates
----------------------------------------

     SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Other Service Agreements with Affiliates" for additional information regarding these service agreements.

Other
-----

     Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

     Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.

     Class Structure. Each of the Acquired Funds currently offers Class A, Class B, Class C shares, and except for the NAF Municipal Bond Fund, each of the Acquired Funds currently offers Institutional Class I shares. In addition, the NAF Core Bond Fund and the NAF High Yield Bond Fund currently offer Institutional Class II shares. Each of the Acquiring Funds (except the SunAmerica Core Bond Fund) currently offers three classes of shares (Class A, Class B and Class II). After consummation of the Reorganization, the Core Bond Combined Fund will offer Class A, Class B and Class II shares. After consummation of the Reorganizations, each Combined Fund (except the Tax Exempt Insured Combined Fund) will also offer Class I shares and the Core Bond Combined Fund and the High Yield Bond Combined Fund will offer Class Z shares. For the avoidance of confusion, Class II with respect to the Acquired Funds is pronounced "Class Double Eye," while Class II with respect to the Acquiring Funds is pronounced "Class 2."

     Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

     Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

     Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Account Services" and "Section III:
Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

     Dividends. The Funds currently have the same policies with respect to dividends. See "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Dividend Distribution and Account Policies -- Dividends" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend Distribution and Account Policies" in the Acquiring Funds Prospectus.

     Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share afer receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a) - (e): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares -- Dividend Distribution and Account Policies-- Valuation of Fund Shares" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

     Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

     For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a) - (e): Approval of the Plans -- The Reorganizations -- Federal Income Tax Consequences of the Reorganizations."

                PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS
                -------------------------------------------------

                        RISKS OF INVESTING IN THE FUNDS

     Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of certain risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

     As a condition to the Reorganizations involving the High Yield Bond Funds and the Strategic Income Funds, the respective Acquiring Funds must obtain shareholder approval to change the investment objective of the respective Acquiring Fund to conform to that of the Acquired Fund. Accordingly, the comparisons of the risks of investing in these Funds assumes that shareholders of the Acquiring Funds have approved the necessary changes and reflects a comparison of the Acquired Fund and the respective Combined Fund.

                                    All Funds

Bond Market Volatility
----------------------

As with any bond fund, each Fund is subject to the risk that bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

Credit Quality Risk
-------------------

Each Fund is subject to credit quality risk, which is the risk that the issuers in which the Funds invest, or with which it does business, will fail financially or otherwise fail to honor their financial obligations. This risk is heightened for the High Yield Bond Funds, which invest primarily in lower quality bonds.

Interest Rate Fluctuations
--------------------------

Volatility in the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates. Each Fund is susceptible to this risk.

Illiquidity Risk
----------------

Each Fund is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

Securities Selection Risk
-------------------------

Each Fund is subject to the risk that a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Derivatives
------------

Each Fund may invest in derivatives which are subject to general risks related to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

Hedging
-------

Each Fund may employ a hedging strategy in which it uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

        Core Bond Funds, High Yield Bond Funds and Strategic Income Funds

Foreign Investment Risk
-----------------------

Each Fund is subject to the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes. Furthermore, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

In addition, a principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

            Municipal Bond Funds and U.S. Government Securities Funds

Prepayment
----------

The Funds are subject to the risk that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities.

                           PROPOSALS NOS. 1(a)-(b):
                           ------------------------
               APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT
               -------------------------------------------------
                       AND THE NEW SUBADVISORY AGREEMENT
                       ---------------------------------

     THE MERGER AND THE NEW INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Board Considerations

     On _________, 2001, the Merger, pursuant to which AIG acquired American General, was consummated. As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Investment Advisory Agreement, and, consequently, its termination.

     At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved the Interim Investment Advisory Agreement and Interim Subadvisory Agreement (collectively the "Interim Agreements") pursuant to Rule 15a-4 under the Investment Company Act in order to allow AGAM and New AGIM to continue to serve as investment adviser and subadviser respectively for the Acquired Funds after the Merger. This Rule, allows under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Agreements require all fees earned by AGAM and New AGIM to be escrowed pending shareholder approval of the New Agreements. If the New Agreements are not approved, AGAM and New AGIM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Agreements (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Agreements will terminate on the earlier of the effective date of the New Agreements or 150 days after the completion of the Merger.

     Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. Pursuant to the terms of the Interim Subadvisory Agreement, New AGIM is responsible for managing the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. The terms of the Interim Investment Advisory Agreement and Interim Subadvisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement and Previous Subadvisory Agreement, respectively. The Interim Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, however, AGAM and AGIM may continue to serve as the investment adviser or subadviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM and Subadvisory agreement with AGIM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Agreements on July 16-17, 2001. The New Agreements, if approved by shareholders, would take effect immediately upon such approval. The terms of each New Agreement, including advisory fees, are the same in all material respects as those of the respective Previous Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to its effective date. See "-- Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.

     In connection with its approval of the New Agreements, the NAF Board received a presentation from representatives of AIG and SAAMCo, as well as from AGAM and AGIM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory or Subadvisory contracts, the advisory fees, or any of the Acquired Funds' objectives or policies.

     As part of their deliberations, the NAF Board also took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM and/or New AGIM; the amount and structure of investment advisers' fees generally and the fees payable under the New Agreements; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

     In addition, the NAF Board considered the fact that at some point after consummation of the Merger, the operations of AGIM might be consolidated with those of another affiliate within the AIG group of companies to eliminate duplication and attempt to create economies of scale within the organization. The NAF Board was assured that any such internal reorganization would not result in a change in the personnel responsible for providing services to the Acquired Funds or in the nature or quality of those services. Accordingly, the NAF Board approved each of the Interim Subadvisory Agreement and the New Subadvisory Agreement with New AGIM.

     Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM or New AGIM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of
Section 15(f), AIG advised the NAF Board that for a period of three years after the Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo, AGAM or New AGIM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

                               Proposal No. 1(a)

                       NEW INVESTMENT ADVISORY AGREEMENT

Description of the New Investment Advisory Agreement

     As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IA.

     As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary --

The Funds -- All Funds -- Management Arrangements" for a description of the Fee payable to AGAM under the Previous Investment Advisory Agreement.

     AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary -- Fee Tables" or "Proposals Nos. 2(a)-(e): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $663,440, $170,074, $763,875, $322,001 and $300,110 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund (for the period from July 7, 2000 to October 31, 2000), the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively. From November 1, 1999 to July 7, 2000, the Variable Annuity Life Insurance Company ("VALIC"), an affiliate of AGAM, served as investment advisor to the NAF High Yield Bond Fund. During this period, North American Funds paid total advisory fees to VALIC of $540,574. Of such amount, $310,091 was attributable to the NAF High Yield Bond Fund. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

     General
     -------

     CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the Merger.

     AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the Merger, AGAM and AGIM were wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270 .

     The directors and principal executive officer of AGAM, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

                Name and Address                           Position with AGAM and Principal Occupation(s)
------------------------------------------------------------------------------------------------------------------
Alice T. Kane                                     Chief Executive Officer, President and Chairman of the Board of
390 Park Avenue                                   Directors; Executive Vice President, American General Fund
New York, NY 10022                                Group; Executive Vice President, the Variable Annuity Life
                                                  Insurance Company and American General Annuity Insurance
                                                  Company.  Ms. Kane also serves as the Chairman of the Board,
                                                  Trustee and President of North American Funds.
------------------------------------------------------------------------------------------------------------------
John A. Graf                                      Senior Vice Chairman, Asset Accumulation, American General.
2929 Allen Parkway
Houston, TX  77019
------------------------------------------------------------------------------------------------------------------

                Name and Address                           Position with AGAM and Principal Occupation(s)
------------------------------------------------------------------------------------------------------------------
Kent E. Barrett                                   Director and Treasurer; Senior Vice President and General
2929 Allen Parkway                                Auditor, American General.
Houston, TX  77019
------------------------------------------------------------------------------------------------------------------

     In addition, the following officers of North American Funds also are employees of AGAM:

     Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

     John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

     John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

     Additional Payments to AGAM and its affiliates by Acquired Funds
     ----------------------------------------------------------------

     The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $130,390, $21,839, $19,678, $70,665 and $81,338 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, provided accounting services for the NAF High Yield Bond Fund under an accounting services agreement. For this period, the North American Funds paid VALIC, in the aggregate, $27,375 for these services. Of such amount, $13,289 was attributable to the NAF High Yield Bond Fund.

     For the fiscal year ended October 31, 2000, AGAM was paid fees on Class I shares under the NAF Services Agreement (as defined below) of $12,555, $85, $0, $1,662 and $0 by the NAF Core Bond Fund, the NAF High Yield Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively.

     For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                        Distribution and Service Fees
                                                        -----------------------------
                                                Class A            Class B            Class C
                                           -----------------  -----------------  -----------------
NAF Core Bond Fund                                  $ 12,104           $ 44,808           $ 35,079
NAF High Yield Bond Fund*                                281              4,873                744
NAF Municipal Bond Fund                                7,687             46,249             30,606
NAF Strategic Income Fund                             26,192            180,981            165,037
NAF U.S. Government Securities Fund                  110,086             98,571             87,079

        *   For period July 7, 2000 to October 31, 2000.

     For the period November 1, 1999 to July 7, 2000, the NAF Distributor and the Underwriter to the VALIC Funds received underwriting commissions of $307,778. Of such amount, $9,565 was attributable to the NAF High Yield Bond Fund. Of the underwriting commissions received during this period, $32,166 was retained by the NAF Distributor. The balance of such commissions was paid to American General Financial Advisors, Inc., an affiliated broker-dealer. During this period, the NAF Distributor did not receive directly or indirectly from the NAF High Yield Bond Fund any compensation on the redemption or repurchase of Fund Shares, brokerage commissions or other underwriting compensation.

     For the fiscal year ended October 31, 2000, the Acquired Funds did not pay brokerage commissions to any affiliated brokers.

                               Proposal No. 1(b)

                         THE NEW SUBADVISORY AGREEMENT

Description of the New Subadvisory Agreement

     As a proposal separate from the proposal to approve the New Investment Advisory Agreement and a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Subadvisory Agreement between AGAM and New AGIM to ensure that the Acquired Funds receive Subadvisory services during the period prior to consummation of the Reorganization. The terms of the New Subadvisory Agreement are the same in all material respects as those of the Previous Subadvisory Agreement. The New Subadvisory Agreement differs from the Previous Subadvisory Agreement only with respect to the effective date and the potential for the Subadvisory services to be rendered by an affiliate through New AGIM. The Previous Subadvisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Subadvisory Agreement and the services to be provided by New AGIM is set forth below. This description is qualified in its entirety by reference to the form of the New Subadvisory Agreement attached to this Proxy Statement and Prospectus as Exhibit IB.

     Under the terms of the New Subadvisory Agreement between AGAM and New AGIM, New AGIM will manage the investment and reinvestment of the assets of each of the Acquired Funds, subject to the supervision of the NAF Board. New AGIM will formulate a continuous investment program for each Acquired Fund consistent with its investment objectives and policies. New AGIM will also implement such programs by purchases and sales of securities and will regularly report to AGAM and the NAF Board with respect to their implementation.

     As compensation for its services under the New Subadvisory Agreement, New AGIM will receive a fee, as a percentage of average daily net assets, payable monthly and accrued daily as set forth in the table below. This fee is payable by AGAM at no additional cost to Acquired Fund shareholders.

Acquired Fund:                              Subadvisory Fee:
-------------------------------------------------------------------------------------------------------------------------
                                              First $50 Million     Between $50 Million    Between $200      Excess Over
                                                                      and $200 Million      Million and     $500 Million
                                                                                           $500 Million
-------------------------------------------------------------------------------------------------------------------------
NAF Core Bond Fund                                    0.250%               0.250%             0.200%            0.150%
-------------------------------------------------------------------------------------------------------------------------
NAF High Yield Bond Fund                              0.450%               0.450%             0.350%            0.300%
-------------------------------------------------------------------------------------------------------------------------
NAF Municipal Bond Fund                               0.250%               0.250%             0.220%            0.150%
-------------------------------------------------------------------------------------------------------------------------
NAF Strategic Income Fund                             0.350%               0.350%             0.250%            0.200%
-------------------------------------------------------------------------------------------------------------------------
NAF U.S. Government Securities Fund                   0.225%               0.225%             0.150%            0.100%
-------------------------------------------------------------------------------------------------------------------------

     For the fiscal year ended October 31, 2000, AGAM paid total Subadvisory fees to AGIM of $3,194,477. Of such amount, $265,944, $91,401 (for the period July 7, 2000 to October 31, 2000), $31,952, $150,251 and $112,544 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Services Fund, respectively. From November 1, 1999 to July 7, 2000, VALIC, an affiliate of AGAM, served as investment advisor for the NAF High Yield Bond Fund. During this period, VALIC paid total Subadvisory fees of $276,034. Of such amount, $199,342 was attributable to the NAF High Yield Bond Fund.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Subadvisory Agreement. If the New Subadvisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions to be taken with respect to such Acquired Fund's Subadvisory arrangements at that time.

     AGIM also manages the investment portfolios of the Core Bond Fund of North American Funds Variable Products II (the "NAFVPII Core Bond Fund") and the High Yield Bond Fund of North American Funds Variable Products II (the "NAFVPII High Yield Bond Fund"), mutual funds with substantially similar investment objectives to the NAF Core Bond Fund and the NAF High Yield Bond Fund, respectively. As compensation for its advisory services in connection with the NAFVPII Core Bond Fund and the NAFVPII High Yield Bond Fund, AGIM receives advisory fees of 0.50% and 0.70%, respectively, of average daily net assets payable monthly and accrued daily. For the fiscal year ended August 31, 2000, AGIM received total advisory fees of $13,058 and $24,888 in connection with the NAFVPII Core Bond Fund and the NAFVPII High Yield Bond Fund, respectively.

Additional Information About AGIM

     AGIM has been the subadviser to the NAF Core Bond Fund, the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund since March 2000, and the NAF High Yield Bond Fund since its inception. AGIM was formed in 1998 as a successor to the investment management division of American General. Pursuant to the Previous Subadvisory Agreement, AGIM managed the investment and reinvestment of the assets of each Acquired Fund subject to the supervision of the NAF Board. AGIM has continued to perform these functions under the Interim Subadvisory Agreement since the completion of the Merger.

     AGIM is located at 2929 Allen Parkway, Houston, Texas 77019. The directors and principal executive officer of AGIM, their position(s) with AGIM and a description of their principal occupations are set forth below. Unless otherwise indicated, the business address of each is 2929 Allen Parkway, Houston, Texas 77019.

------------------------------------------------------------------------------------------------------------------
                Name and Address                           Position with AGIM and Principal Occupation(s)
                ----------------                           ----------------------------------------------
------------------------------------------------------------------------------------------------------------------
Richard W. Scott                                          Director, President and Chief Executive Officer
                                                                 [Principal occupations to come].
------------------------------------------------------------------------------------------------------------------
Albert Gutierrez                                          Director and Executive Vice President
                                                          (Since April 2000); prior to working at AGIM,
                                                          Mr. Gutierrez was Senior Vice President responsible
                                                          for non-equity research, trading and various
                                                          insurance company portfolios with Conseco Capital
                                                          Management from 1987 to 2000.
------------------------------------------------------------------------------------------------------------------

                 PROPOSALS NOS. 2(a)--(e):  APPROVAL OF THE PLANS
                 ------------------------------------------------

                            COMPARISON OF THE FUNDS

      Investment Policies

     In addition to the principal investment policies set forth under "Summary -
- The Funds -- Comparison of the Funds" above, the Funds may also employ the following investment policies.

     As a condition to the Reorganizations involving the High Yield Bond Funds and the Strategic Income Funds, the respective Acquiring Funds must obtain shareholder approval to change the investment objective of the respective Acquiring Fund to more closely resemble that of the Acquired Fund. Accordingly, the comparisons of these Funds assumes that shareholders of the Acquiring Funds have approved the necessary changes and reflects a comparison of the Acquired Fund and the respective Combined Fund.

All Funds
---------

Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable limitations.

Illiquid Securities. As a non-fundamental restriction, no Fund may invest more than 10% of its net assets (15% for the Core Bond Funds, High Yield Bond Funds and Strategic Income Funds) in illiquid securities.

Short Sales. As a non-fundamental policy, no Fund may engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short.

     Core Bond Funds
     ---------------

Borrowing. Each Core Bond Fund may borrow for temporary or emergency purposes and in connection with reverse repurchase agreements, mortgage rolls and similar transactions. The Funds are subject to similar limitations on borrowing. Each Fund's policy regarding the use of leverage is a fundamental policy.

     High Yield Bond Funds
     ---------------------

Borrowing. The NAF High Yield Bond Fund may not borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, unless immediately after each borrowing there is asset coverage of 300%. The High Yield Bond Combined Fund may borrow up to 33 1/3% of the value of its total assets (not including amounts borrowed) less liabilities (other than borrowing). The High Yield Bond Combined Fund may borrow money to purchase securities in amounts not exceeding 50% of its net assets and pledge its assets to secure such borrowings. The High Yield Bond Combined Fund may also pledge up to 5% of its assets in connection with interest rate swaps. Each Fund's policy regarding the use of leverage is a fundamental policy.

     Tax Exempt Insured Funds
     ------------------------

Borrowing. Each Tax Exempt Insured Fund may borrow for temporary or emergency purposes and the NAF Municipal Bond Fund may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the NAF Municipal Bond Fund may borrow up to 33% of the value of its respective total assets (including amounts borrowed) less liabilities (other than borrowing) while the SunAmerica Tax Exempt Insured Fund may borrow up to 5% of the value of its respective total assets (valued at the lower of cost or current value not including borrowings). Both Tax Exempt Insured Funds may pledge their respective assets to secure such borrowings. Each Fund's policy regarding the use of leverage is a fundamental policy.

     Strategic Income Funds
     ----------------------

Borrowing. Each Strategic Income Fund may borrow for temporary or emergency purposes and may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the two Funds are subject to comparable limitations. In addition, the Strategic Income Combined Fund may borrow money to purchase securities in amounts not exceeding 50% of its net assets and pledge its assets to secure such borrowings. The Strategic Income Combined Fund may also pledge up to 5% of its assets in connection with interest rate swaps. Each Fund's policy regarding the use of leverage is a fundamental policy.

     U.S. Government Securities Funds
     --------------------------------

Borrowing. Each U.S. Government Securities Fund may borrow for temporary or emergency purposes and the NAF U.S. Government Securities Fund may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the NAF U.S. Government Securities Fund may borrow up to 33% of the value of its respective total assets (including amounts borrowed) less liabilities (other than borrowing) while the SunAmerica U.S. Government Securities Fund may borrow up to 5% of the value of its respective assets (valued at the lower of cost or current value not including borrowings). Both U.S. Government Securities Funds may pledge their assets to secure such borrowings. Each Fund's policy regarding the use of leverage is a fundamental policy.

Trustees and Officers

     SunAmerica Income Funds is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Trustees.

     The SunAmerica Board is responsible for the overall supervision of SunAmerica Income Funds and performs various duties imposed on trustees of investment companies by the Investment Company Act and under Massachusetts law. Trustees and officers of SunAmerica Income Funds are also trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Trustees and Officers" in the Acquiring Funds Statement.

     The following table lists the Trustees and executive officers of SunAmerica Income Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of SunAmerica Income Funds within the meaning of Section 2(a)(19) of the Investment Company Act.

      Name, Age and Address                 Position                            Principal Occupations
                                         with the Trust                          During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith, 68            Trustee                    Retired; formerly, President and General Manager,
                                                               WCVB-TV, a division of the Hearst Corp. (1982 to
                                                               1994); Director/Trustee of SAMF and Anchor Series
                                                               Trust ("AST").
----------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 60             Chairman of the Board      Attorney, solo practitioner; Chairman of the Boards of
                                                               Directors/Trustees of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman, 58               Trustee                    Partner and Managing Member of B.B. Associates LLC
                                                               (menswear specialty retailing and other activities)
                                                               since June 1988; Director/Trustee of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck*, 47               Trustee and President      Director and President, SAAMCo, since August 1995;
                                                               Director, AIG Asset Management International, Inc.
                                                               ("AIGAMI") since February 2000; Managing Director,
                                                               John McStay Investment Counsel, L.P. ("JMIC") since
                                                               June 1999; Director, SACS, since August 1993; Director
                                                               and President, SunAmerica Fund Services, Inc.
                                                               ("SAFS"), since May 1988; President, SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 72               Trustee                    Founder and Chairman of the Board of the Sterpa Group
                                                               (real estate) since 1962; Director, Real Estate
                                                               Business Service and Countrywide Financial;
                                                               Director/Trustee of SAMF.
----------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz, 42                Vice President             Executive Vice President, SAAMCo since April 1996;
                                                               Director and Chairman of the Board, AIGAMI, since
                                                               February 2000; Vice President, SAMF, since November
                                                               1999; Director and President, SACS, since April 1996.
----------------------------------------------------------------------------------------------------------------------
Peter C. Sutton, 36                 Treasurer                  Senior Vice President, SAAMCo since April 1997; Vice
                                                               President, AIGAMI, since February 2000; Treasurer and
                                                               Controller of Seasons Series Trust ("Seasons"),
                                                               SunAmerica Series Trust ("SAST") and Anchor Pathway
                                                               Fund ("APF") since February 2000; Treasurer of SAMF
                                                               and AST since February 1996; Vice President of SAST
                                                               and APF since 1994; formerly Assistant Treasurer of
                                                               SAST and APF from 1994 to February 2000; Vice
                                                               President, Seasons, since April 1997; formerly Vice
                                                               President, SAAMCo, from 1994 to 1997.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Robert M. Zakem, 43                 Secretary and Chief        Senior Vice President and General Counsel, SAAMCo,
                                    Compliance Officer         since April 1993; Vice President, General Counsel and
                                                               Assistant Secretary, AIGAMI, since February 2000;
                                                               Executive Vice President, General Counsel and
                                                               Director, SACS, since August 1993; Vice President,
                                                               General Counsel and Assistant Secretary, SAFS, since
                                                               January 1994; Vice President, SAST, APF and Seasons;
                                                               Assistant Secretary, SAST and APF, since September
                                                               1993; Assistant Secretary, Seasons, since April 1997.
----------------------------------------------------------------------------------------------------------------------

     At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Trustees and as members of the Audit and Nominating Committees.

     The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

     Dr. Judith L. Craven, 55                       Retired Administrator.  Trustee, North American
     3212 Ewing Street                              Funds Variable Product Series II, 15 investment
     Houston, TX  77004                             portfolios (November 1998 to present); Director,
                                                    North American Funds Variable Product Series I, 21
                                                    investment portfolios (August 1998 to present);
                                                    Director, USLIFE Income Fund, Inc. (November 1998
                                                    to present); Director, Compaq Computer Corporation
                                                    (1992 to present); Director, A.G. Belo Corporation,
                                                    a media company (1992 to present); Director, Sysco
                                                    Corporation, a food marketing and distribution
                                                    company (1996 to present); Director, Luby's Inc., a
                                                    restaurant chain (1998 to present); Director,
                                                    University of Texas Board of Regents (May 2001 to
                                                    present).  Formerly, Director, CypressTree Senior
                                                    Floating Rate Fund, Inc. (June 2000 to May 2001);
                                                    Formerly, President, United Way of the Texas Gulf
                                                    Coast, a not for profit organization (1992-1998);
                                                    Formerly, Director, Houston Branch of the Federal
                                                    Reserve Bank of Dallas (1992-2000); Formerly, Board
                                                    Member, Sisters of Charity of the Incarnate World
                                                    1996-1999).
--------------------------------------------------------------------------------------------------------
William F. Devin, 63                                Member of the Board of Governors, Boston Stock
44 Woodland Road                                    Exchange (1985 to present); Formerly, Executive
Braintree, MA  02184                                Vice President, Fidelity Capital Markets, a
                                                    division of National Financial Services Corporation
                                                    (1966-1996); Formerly, Director, CypressTree Senior
                                                    Floating Rate Fund, Inc. (October 1997 to May 2001).
--------------------------------------------------------------------------------------------------------

     SunAmerica Income Funds pays each SunAmerica Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Trustee received a pro rata portion (based upon the SunAmerica Income Funds' net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Trustee received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Trustee of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Income Funds receive no direct remuneration in such capacity from SunAmerica Income Funds or any of the Acquiring Funds.

     In addition, each SunAmerica Independent Trustee also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Income Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Income Funds, each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Income Funds. SunAmerica Income Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Trustees, which recommends to the SunAmerica Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

     The Trustees (and Directors) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Trustees. The Retirement Plan provides generally that if a SunAmerica Independent Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of SAMF or AST (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Trustee. With respect to Sebastiano Sterpa, the SunAmerica Independent Trustees have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Trustee for his services as a member of the SunAmerica Board for the fiscal year ended March 31, 2001. Neither the Trustees who are interested persons of SunAmerica Income Funds nor any officers of SunAmerica Income Funds receive any compensation.

                                                          Pension or
                                     Aggregate            Retirement          Estimated Annual       Total Compensation
                                 Compensation from     Benefits Accrued         Benefits Upon        From Registrant and
Trustee                              Registrant        as Part of Trust         Retirement**        Fund Complex Paid to
                                                           Expenses*                                      Trustees*
-------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith                   $4,025              $51,702                  $29,670                $67,500
-------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                    $4,246              $44,289                  $46,089                $71,500
-------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                      $4,025              $45,567                  $60,912                $67,500
-------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***                   $4,196              $ 9,623                  $ 7,900                $45,833
-------------------------------------------------------------------------------------------------------------------------

  * Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.
** Assuming participant elects to receive benefits in 15 yearly installments.
***  Mr. Sterpa is not a trustee of AST.

Management Arrangements

     Comparison of Management and Administrative Arrangements and Fees
     -----------------------------------------------------------------


     AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively (except to the extent delegated to a subadviser), and for providing certain administrative services to such Fund.

     AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30,

2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

     SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management.
As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

     Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

     The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1(a): Approval of the New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement."

     The Core Bond Combined Fund will pay advisory fees at the same annual rate as the NAF Core Bond Fund. The High Yield Bond, Tax Exempt Insured and Strategic Income Combined Funds will pay advisory fees at a lower annual rate than the respective Acquired Fund. The U.S. Government Securities Combined Fund will pay advisory fees at a higher annual rate than the respective Acquired Fund.

     See "Proposals Nos. 2(a)-(e): Approval of the Plans The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     The effective advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the High Yield Bond Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee breakpoint schedule applicable to such Acquiring Fund. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations is shown above under "Summary The Funds Management Arrangements."

     The SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquired Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

     Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act, retain one or more Subadvisers to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively.

     Comparison of Subadvisory Arrangements. Under the terms of each of the Subadvisory Agreements between AGAM and New AGIM (the "Subadvisory Agreements"), New AGIM manages the investment and reinvestment of the assets of each Acquired Fund, subject to the supervision of the NAF Board. New AGIM formulates a continuous investment program for each Acquired Fund consistent with its investment objectives and policies. New AGIM implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

     As compensation for its services, New AGIM receives fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. The Subadvisory fees payable by the AGAM to New AGIM are discussed above under "Proposal No. 1(b): Approval of the New Investment Subadvisory Agreement -- Description of the New Investment Subadvisory Agreement."

     For the fiscal year ended October 31, 2000, AGAM paid Subadvisory fees to AGIM as follows; $265,944, $91,401, $31,952, $150,251 and $112,544 were attributable to the NAF Core Bond Fund, the NAF High Yield Bond Fund (for the period from 7/7/01-10/31/01), the NAF Municipal Bond Fund, the NAF Strategic Income Fund and the NAF U.S. Government Securities Fund, respectively.

     After the Reorganization, New AGIM will serve as the subadviser to the Core Bond Combined Fund, the High Yield Bond Combined Fund, the Tax Exempt Insured Combined Fund and the Strategic Income Combined Fund pursuant to the SunAmerica Subadvisory Agreement subject to shareholder approval of the respective Acquiring Fund. The terms of the NAF Subadvisory Agreement and the SunAmerica Subadvisory Agreement are similar all material respects, including Subadvisory fee rates.

     The SunAmerica Subadvisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of New AGIM's (and its affiliates') obligations or duties thereunder ("disabling conduct"), AGIM is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Subadvisory Agreement also provides that except for such disabling conduct, New AGIM will indemnify SAAMCo (and its affiliates) from any liability arising from AGIM's conduct under the SunAmerica Subadvisory Agreement. With respect to the indemnification the NAF Subadvisory Agreement does not contain a similar provision.

Distribution and Shareholder Servicing Arrangements

     Distributor
     -----------

     American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.
After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

     Distribution and Service (12b-1) Fees
     -------------------------------------

     Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to a plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

           Acquired                    Acquiring                                  Account Maintenance
          Fund Class                   Fund Class           Distribution Fee        and Service Fee
          ----------                   ----------           ----------------      -------------------
                A                           A                      0.10%                  0.25%
                B                           B                      0.75%                  0.25%
                C                          II                      0.75%                  0.25%

     Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Shareholder Servicing Fee for Class I
     -------------------------------------

     The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

      Other Service Agreements with Affiliates

     SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. For Class Z shares, SAFS receives reimbursements from the Funds of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

      Purchase, Exchange and Redemption of Shares

     The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.


        Purchase, Redemption
       and Exchange Features                      Acquired Funds                          Acquiring Funds
       ---------------------                      --------------                          ----------------
Minimum initial investment             .  non-retirement accounts:  $1,000       .  non-retirement accounts:  $500
                                       .  retirement accounts:  $50              .  retirement accounts:  $250
                                       .  automatic investment                   .  dollar cost averaging:  $500 to
                                          programs:  $50                            open

                                         Class B shares are available for
                                         purchases of $250,000 or less.
                                         Class C shares are available for
                                         purchases under $1 million.



        Purchase, Redemption
       and Exchange Features                      Acquired Funds                          Acquiring Funds
------------------------------------  --------------------------------------   --------------------------------------
                                      Institutional Class I shares are
                                      available for purchases of $1 million
                                      or more

Minimum subsequent investments        $50                                      .  non-retirement account:  $100
                                                                               .  retirement account:  $25
                                                                               .  dollar cost averaging:  you must
                                                                               invest at least $25 per month
Initial Sales Charge                  Class A:  4.75%                          Class A:  4.75%
(as a percentage of offering price)   Class B:  None                           Class B:  None
                                      Class C:  None                           Class II:  1.00%
                                      Institutional Class I:  None             Class I:  None(a)
                                      Purchases over $1 million are sold       Initial sales charge is waived for
                                      without an initial sales charge          certain investors

Deferred Sales Charge                 Class A:  Purchases of shares worth      Class A:  Purchases of Class A shares
                                      over $1 million that are sold without    over $1 million that are redeemed
                                      an initial sales charge and redeemed     within a certain period of time are
                                      within 1 year are subject to a 1%        subject to a CDSC (1% for redemptions
                                      CDSC at redemption                       within one year of purchase and 0.50%
                                                                               for redemptions after the first year
                                      Class B:  Shares redeemed within 6       and within the second year of
                                      years are subject to a CDSC(b)(c)        purchase)

                                      Class C:  Shares redeemed within one     Class B:  Shares redeemed within 6
                                      year are subject to a 1% CDSC(c)         years are subject to a CDSC(b)(c)

                                      Institutional Class I:  None             Class II:  Shares redeemed within 18
                                                                               months after purchase are subject to
                                                                               a 1% CDSC(c)

                                                                               Class I:  None
Purchases                             By mail (check), wire or through         By mail (check), wire or through a
                                      broker-dealers                           broker or financial advisor

Redemption                            Class A, B and C:  By mail, wire (if     Class A, B and II:  By mail, wire
                                      a minimum of $1,000), telephone or       (any amount for requests by mail and
                                      through broker-dealers                   less than $100,000 for requests by
                                                                               telephone), telephone (for amounts
                                      Institutional Class I:  Contact the      less than $100,000) or through a
                                      financial intermediary or other          broker or financial advisor
                                      organization from whom shares were
                                      purchased                                Class I:  Contact the financial
                                                                               intermediary or other organization
                                                                                from whom shares were purchased

Conversion                            Class B shares automatically convert     Class B shares automatically convert
                                      into Class A shares eight years after    into Class A shares approximately
                                      purchase                                 eight years after purchase

Exchanges                             Shares of an Acquired Fund may be        Shares of an Acquiring Fund may be
                                      exchanged for shares of the same         exchanged for shares of the same


        Purchase, Redemption
       and Exchange Features                      Acquired Funds                          Acquiring Funds
------------------------------------  --------------------------------------   --------------------------------------
                                      class of any other Acquired Fund or      class of any other fund distributed
                                      other series of North American Funds     by SACS

                                      For Institutional Class I shares, all
                                      or part of an existing plan balance
                                      may be exchanged from one investment
                                      option to another if permitted by an
                                      employer retirement plan

_________________
(a) Although not currently offered by the Acquiring Funds, Class I shares will be offered by the Combined Funds upon consummation of the Reorganizations.

(b) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.


                                                         CDSC on shares being sold
                                   ---------------------------------------------------------------------

Years after Purchase                         Acquired Funds                      Acquiring Funds
------------------------------ ----------------------------------------  ---------------------------------
1st year                                        5.00%                              5.00%
2nd year                                        5.00%                              4.00%
3rd year                                        4.00%                              3.00%
4th year                                        3.00%                              3.00%
5th year                                        2.00%                              2.00%
6th year                                        1.00%                              1.00%
7th year and thereafter                         None                                None

(c) The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

     Dividend Distribution and Account Policies
     ------------------------------------------


     The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

     Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See "Purchase, Redemption and Pricing -- Determination of Net

Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

     Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

     Dividends. Each of the Acquired Funds declares income dividends daily and pays capital gains and income dividends, if any, annually. Income dividends, if any, are declared daily and paid monthly by Acquiring Funds. Capital gains distributions, if any, are paid annually by the Acquiring Funds. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

     Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

     Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing -- Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

     Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Shareholder Account Information -- Transaction Policies" and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively, and "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing -- Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively.

     Programs that Reduce Sales Charges. Each of the Funds offer programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.

     Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information" in the Acquiring Funds Prospectus for more information regarding this privilege.

     Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

     Small Accounts. The Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

     General
     -------

     The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

     The SunAmerica Core Bond Fund has been recently created and has not yet commenced operations; consequently, it does not have an investment performance record. After the Reorganization, the Core Bond Combined Fund, as the successor to the NAF Core Bond Fund, will assume and publish the investment performance record of the NAF Core Bond Fund. See Performance Information in the Acquired Fund's Statement for information about the NAF Core Bond Fund's performance.

     In addition, after the Reorganizations, the High Yield Bond and Strategic Income Combined Funds will assume and publish the investment performance records of the NAF High Yield Bond Fund and NAF Strategic Income Fund, respectively.
See Performance Information in the Acquired Fund's Statement for information about the NAF High Yield Bond Fund's and NAF Strategic Income Fund's performance.

     There have been no sales of Class I shares of the NAF U.S. Government Securities Fund. Accordingly, no performance information is shown.

     Important information about the Acquiring Funds is also contained in management's discussion of each Acquiring Fund's performance contained in the Annual Report to shareholders of the Acquiring Funds for the year ended March 31, 2001, which accompanies this Proxy Statement and Prospectus.

     Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

(a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

(b)  All dividends and distributions are reinvested at net asset value; and

(c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                                                        Average Annual Total Returns
                                                   -----------------------------------------
                                                        (periods ended June 30, 2001)
                                                   -----------------------------------------

                                                     NAF High Yield Bond Fund*         SunAmerica High Income Fund
                                                   -------------------------------    ------------------------------
                                                       Institutional Institutional
                     Class A     Class B     Class C      Class I       Class II     Class A    Class B    Class II
                 ------------  ----------   ---------- ------------- ------------- ----------  ---------   ---------

Year to Date        -2.35%      -2.82%       1.18%        2.58%           2.48%      -5.68%    -6.38%       -3.41%
One year            -7.72%      -8.73%        N/A        -3.11%          -3.08%     -15.53%   -16.27%      -13.57%
Three year            N/A         N/A         N/A          N/A            N/A        -7.16%    -7.22%       -6.50%
Five year             N/A         N/A         N/A          N/A            N/A         1.04%     0.98%         N/A
Ten year              N/A         N/A         N/A          N/A            N/A         6.57%      N/A          N/A
Since Inception     -1.55%      -2.03%      -6.20%        0.35%          0.54         5.78%     2.22%       -5.08%
         (since 11/2/98)(since 11/2/98) (since 8/21/00) (since 11/2/98) (since 11/2/98)


                                                       Average Annual Total Returns
                                                   -----------------------------------------
                                                       (periods ended June 30, 2001)
                                                   -----------------------------------------
                                      NAF Municipal Bond Fund               SunAmerica Tax Exempt Insured Fund
                           ----------------------------------------------  -------------------------------------

                              Class A         Class B         Class C         Class A        Class B    Class II
                           --------------  --------------  --------------  -------------  ------------ ---------

Year to Date                       -2.85%          -3.43%           0.57%         -2.89%      -3.39%      -0.38%
One year                            3.56%           2.81%           6.80%          3.85%       3.25%       6.21%
Three year                          1.84%           1.38%           2.65%          2.29%       2.34%        N/A
Five year                           4.56%           4.38%           4.71%          4.46%       4.45%        N/A
Ten year                             N/A             N/A             N/A           5.07%        N/A         N/A
Since Inception                     4.24%           5.02%           5.02%          5.97%       4.09%       3.47%
                              (since 7/6/93)  (since 4/1/94)  (since 4/1/94)

                                         NAF Strategic Income Fund                        SunAmerica Diversified Income Fund
                     ------------------------------------------------------------------  -------------------------------------
                                                                       Institutional
                            Class A         Class B         Class C       Class I             Class A       Class B   Class II
                       ---------------  --------------  --------------  ---------------    -------------  ----------  ----------
Year to Date                  -1.98%          -2.42%           1.58%      2.99%                 -5.21%      -5.72%      -2.70%
One year                      -0.38%          -1.05%           2.94%       N/A                  -9.18%      -9.73%      -6.81%
Three year                     0.30%          -0.03%           1.29%       N/A                  -2.81%      -2.81%        N/A
Five year                      4.36%           4.37%           4.71%       N/A                   2.60%       2.61%        N/A
Ten year                       N/A              N/A             N/A        N/A                    N/A        3.65%        N/A
Since Inception                5.15%           6.16%           6.16%      4.22%                  2.79%       3.63%       0.17%
                         (since 11/1/93) (since 4/1/94)  (since 4/1/94)   (since 7/10/00)

______________________
* AGAM has waived certain fees in respect of the Acquired Funds. Absent such waivers, the returns for the Acquired Funds shown above would be lower.

                                               Average Annual Total Returns
                                       ----------------------------------------------
                                           (for the periods ended June 30, 2001)
                                       ----------------------------------------------
                            NAF U.S. Government Securities Fund          SunAmerica U.S. Government Securities Fund
                     -------------------------------------------------  ---------------------------------------------

                          Class A          Class B         Class C          Class A         Class B       Class II
                     -----------------  --------------  --------------  ---------------  ----------------------------
Year to Date                    -2.12%          -2.44%           1.56%           -2.76%         -3.35%    -0.35%
One year                         4.29%           3.79%           7.79%            5.61%          5.12%    8.00%
Three year                       3.31%           3.17%           4.41%            3.69%          3.77%      N/A
Five year                        5.09%           5.13%           5.46%            5.20%          5.21%      N/A
Ten year                         6.01%            N/A             N/A             N/A            5.39       N/A
Since Inception                  6.39%           5.41%           5.41%            5.05%          5.95%     5.55%
                          (since 8/28/1989)(since 4/1/94)  (since 4/1/94)

Shareholder Rights


     Shareholders rights are the same in all of the funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

Tax Information

     The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

Portfolio Transactions

     The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Acquired Funds' Subadvisers and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

     None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or Subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

Additional Information

     Independent Auditors
     --------------------

     Currently ___________________ serve as the independent auditors of the Acquired Funds (except the NAF High Yield Bond Fund for which ____________ serve as the independent auditors) and also serves as the independent auditors of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that ___________________ will serve as the independent auditors of the Combined Funds. The principal business address of ___________________ is

     Custodian
     ---------

     State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

     Transfer Agent
     --------------

     Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184 serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, MA 02171 serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

     Capital Stock
     -------------

     Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into classes as follows:


------------------------------------------------------------------------------------------------------------------
Fund                                                                          Classes Offered
------------------------------------------------------------------------------------------------------------------
NAF Core Bond Fund                                       A, B, C, Institutional Class II and Institutional Class I
------------------------------------------------------------------------------------------------------------------
NAF High Yield Bond Fund                                 A, B, C, Institutional Class II and Institutional Class I
------------------------------------------------------------------------------------------------------------------
NAF Municipal Bond Fund                                  A, B and C
------------------------------------------------------------------------------------------------------------------
NAF Strategic Income Fund                                A, B, C and Institutional Class I
------------------------------------------------------------------------------------------------------------------
NAF U.S. Government Securities Fund                      A, B, C and Institutional Class I
------------------------------------------------------------------------------------------------------------------

     Each Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into classes as follows:

------------------------------------------------------------------------------------------------------------------
Fund                                                     Classes Offered
------------------------------------------------------------------------------------------------------------------
SunAmerica Core Bond Fund                                A, B, II, Z and I
------------------------------------------------------------------------------------------------------------------
SunAmerica High Income Fund                              A, B, II, Z and I
------------------------------------------------------------------------------------------------------------------
SunAmerica Tax Exempt Insured Fund                       A, B and II
------------------------------------------------------------------------------------------------------------------
SunAmerica Diversified Income Fund                       A, B, II and I
------------------------------------------------------------------------------------------------------------------
SunAmerica U.S. Government Securities Fund               A, B, II and I
------------------------------------------------------------------------------------------------------------------

     See "-- Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Income Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary -- Fee Tables" above and "Section II: Fees and Expenses" (in the case of Class A, Class B and Class C shares), "Section II: Fees and Expenses of the North American Funds -- Institutional Class I Shares" (in the case of Institutional Class I shares) and "Section II: Fees and Expenses of the North American Funds --Class II Shares" (in the case of Class II shares) in the Acquired Funds Prospectuses and "Fund Highlights -- What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Terms of the Plans -- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

     Each of North American Funds and SunAmerica Income Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Income Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Fund's assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and each of North American Funds and SunAmerica Income Funds believes the risk of personal liability to shareholders is also, therefore, remote.

     Shareholder Inquiries
     ---------------------

     Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                               THE REORGANIZATIONS

General

     Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

     Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

     In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C, Institutional Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II, Class Z and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

     Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

     The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

     Valuation of Assets and Liabilities
     -----------------------------------

     The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction Policies--Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

     Issuance and Distribution of Corresponding Shares
     -------------------------------------------------

     On the next full business day following the Valuation Time (the "Closing Date"), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C, Institutional Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II, Class Z and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

     Expenses
     --------

     All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

     Required Approvals
     ------------------

     The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Amendments and Conditions
     -------------------------

     The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

     Termination, Postponement and Waivers
     -------------------------------------

     Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

     In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

 .  Terms and conditions of the Reorganizations.

 . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

 .  The historical performance records of the Acquired Funds and Acquiring
    Funds.

 . The gross and net expense ratios of the Acquired Funds and the Acquiring Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

 . The relative annual rates of advisory fees payable by the Acquired and Acquiring Funds.

 . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

 . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

 . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

 . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

 .   The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

 .   The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

 .   The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

 .   The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

 .   Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

     With respect to the NAF High Yield Bond Fund and NAF Strategic Income Fund, the NAF Board considered that the respective Acquiring Fund will change its investment objective and policies to more closely resemble those of each Acquired Fund, and will retain New AGIM as subadviser, subject to approval by Acquiring Fund shareholders. As a condition to each Reorganization, the respective Acquiring Fund will seek shareholder approval of a change in investment objective to align the investment strategies and techniques of the High Yield Bond and Strategic Income Combined Funds to those of the respective Acquired Funds. The SunAmerica Board has already approved the necessary changes.

     In addition, the SunAmerica Board has approved the retention of New AGIM to serve as subadviser to the Tax Exempt Insured Combined Fund upon consummation of the applicable Reorganization, subject to approval of the shareholders of the SunAmerica Tax Exempt Insured Fund.

     In addition, the NAF Board considered the potential for reduced operating expenses due to economies of scale following the Reorganizations. The net assets of each Acquiring Fund (other than the Corebond Combined Fund) will increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganizations. Since the fixed expenses of the Combined Funds (other than the Core Bond Combined Fund) will be spread over a larger asset base, management anticipates that shareholders of these Funds are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganizations. With respect to the High Yield Bond Combined Fund, this increase in net assets may cause a lower advisory fee rate to apply in accordance with the applicable advisory fee break point schedule. Although the operating expenses of certain Combined Funds on a pro forma basis (as though the Reorganizations were completed on March 31, 2001) are higher than those of the respective Acquired Fund, this is after taking into account certain fee waivers and expense reimbursements that are in place with respect to the Acquired Funds through February 28, 2002. There can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

     The table below sets forth the total net assets of each of the Acquiring Funds and each of the Acquired Funds, in each case as of March 31, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date. The SunAmerica Core Bond Fund is newly created and has not yet commenced operations. Accordingly, it had not net assets as of such date.

                                                    Total Net Assets
                                                  as of March 31, 2001
NAF Core Bond Fund                SunAmerica Core Bond Fund                   Pro Forma Core Bond Combined Fund
Class A   $4,515,465               Class A  N/A                                Class A      $4,515,465
Class B   $4,249,519               Class B  N/A                                Class B      $4,249,519
Class C   $3,013,782               Class II N/A                                Class II     $3,013,782
  Institutional                    Class I  N/A                                Class I      $22,083,376
Class I   $22,083,376              Class Z  N/A                                Class Z      $321,862,517
Class II  $321,862,517               Total  N/A                                 Total       $355,724,659
   Total  $355,724,659
NAF High Yield Bond Fund          SunAmerica High Yield Bond Fund             Pro Forma High Yield Combined Fund
Class A  $509,518                 Class A  $52,966,252                        Class A       $53,475,770
Class B  $3,054,455               Class B  $67,138,966                        Class B       $70,193,451
Class C  $1,006,996               Class II  $20,382,737                       Class II      $21,389,733
Institutional                     Total  $140,487,955                         Class I       $ 2,138,250
Class I  $2,138,250                                                           Class Z       $62,945,618
Class II $62,945,618                                                          Total         $210,142,822
   Total $69,654,837
NAF Municipal Bond Fund           SunAmerica Tax Exempt Insured Fund          Pro Forma Tax Exempt Insured Combined Fund
Class A  $8,591,093               Class A  $72,393,871                        Class A             $80,952,650
Class B  $7,979,498               Class B  $16,301,949                        Class B             $24,251,433
Class C  $4,092,241               Class II $720,950                           Class II            $4,797,799
   Total $20,662,832                Total  $89,416,770                           Total            $110,001,882
NAF Strategic Income Fund         SunAmerica Diversified Income Fund          Pro Forma Strategic Income Combined Fund
Class A  $7,497,415               Class A  $30,923,542                        Class A            $38,420,957
Class B  $13,313,079              Class B  $16,741,565                        Class B            $30,054,644
Class C  $12,646,764              Class II $4,020,990                         Class II           $16,667,754
Institutional                       Total  $51,686,097                        Class I            $2,729,718
Class I  $2,729,718                                                           Total              $87,873,073
   Total $36,189,976
NAF U.S. Government Securities    SunAmerica U.S. Government Securities       Pro Forma U.S. Government Securities
 Fund                             Fund                                        Combined Fund
Class A  $33,746,846              Class A            $169,523,987             Class A            $203,242,514
Class B  $9,485,878               Class B            $32,085,141              Class B            $41,563,059
Class C  $7,443,184               Class II           $3,302,887               Class II           $10,739,825
Institutional                     Total              $214,912,015             Class I            $ 0
Class I  $0                                                                   Total              $255,545,398
  Total  $50,675,908

     In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantage of eliminating the competition and duplication of effort inherent in marketing funds having similar investment objectives.

     The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base (except for the Core Bond Combined Fund). Over time, this would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur.

     AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in footnote 4 under "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply.

     Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Funds to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and Acquiring Funds have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment practices of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

     In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the net asset value of the Funds, and therefore the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganizations, because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan.

     The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

  Federal Income Tax Consequences of the Reorganizations

     General
     -------

     Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and each Acquiring Fund will be a "party to a reorganization," (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for its shares in the Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

     An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

     To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

     Status as a Regulated Investment Company
     ----------------------------------------

     The Acquired Funds, the SunAmerica High Income Fund, the SunAmerica Tax Exempt Insured Fund, the SunAmerica Diversified Income Fund and the SunAmerica U.S. Government Securities Fund have elected and qualified and the SunAmerica Core Bond Fund intends to elect and qualify to be taxed as regulated investment companies under Sections 851-855 of the Code, and, after the Reorganizations, the Combined Funds intend to continue to operate or continue to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

  Capitalization

     The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund as of March 31, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. As a newly created series of SunAmerica Income Funds, the SunAmerica Core Bond Fund had no assets as of March 31, 2001.

                                  NAF  Core Bond Fund                                SunAmerica Core Bond Fund

                                             Institutional
             Class A     Class B    Class C      Class I      Class II      Class A     Class B     Class II    Class I Class Z
            ----------  ---------- ---------- ------------- ------------- ----------- -----------  ----------- -------------------

Total Net
            $4,515,465  $4,249,519 $3,013,782   $22,083,376  $321,862,517     N/A         N/A          N/A         N/A       N/A
Shares
Outstanding
               457,086     430,487    305,287     2,227,897    32,558,483     N/A         N/A          N/A         N/A       N/A
Net Asset  Value
Per Share
            $     9.88  $     9.87 $     9.87   $      9.91  $       9.89     N/A         N/A         N/A         N/A       N/A



                        Pro Forma Core Bond Combined Fund
             Class A     Class B    Class II     Class I      Class Z
            ----------  ---------- ---------- ------------- -------------

Total Net Shares
            $4,515,465  $4,249,519 $3,013,782   $22,083,376  $321,862,517
Shares
Outstanding
               457,086     430,487    305,287     2,227,897    32,558,483
Net Asset  Value
Per Share
            $     9.88  $     9.87 $     9.87   $      9.91  $       9.89

                                        NAF High Yield Bond Fund                           SunAmerica High Income Fund
                                       Institutional  Institutional
                  Class A     Class B     Class C       Class I       Class II      Class A      Class B        Class II
                 ----------  ----------  ----------  -------------  -------------  -----------  -------------   ------------
Total Net Shares
                $  509,518  $3,054,455  $1,006,996    $ 2,138,250   $ 62,945,618  $52,966,252   $67,138,996     $20,382,737
Shares
Outstanding
                   101,296     607,248     199,405        425,099     12,514,039   10,532,517    13,341,244       4,039,070

Net Asset  Value
Per Share
                $     5.03  $     5.03  $     5.05    $      5.03   $       5.03  $      5.03  $       5.03   $        5.05


                                Pro Forma High Yield Combined  Fund
                 Class A     Class B     Class II      Class I    Class Z
                 -----------  -----------  -----------  ----------  -----------
Total Net Shares
                 $53,475,770  $70,193,451  $21,389,733  $2,138,250  $62,945,618
Shares
Outstanding
                  10,633,813   13,948,492    4,238,475     425,099   12,514,039

Net Asset  Value
Per Share
                 $      5.03  $      5.03  $      5.05  $     5.03  $      5.03

                                                                                                        Pro Forma Tax Exempt
                      NAF Municipal Bond Fund                 SunAmerica Tax Exempt Insured Fund         Insured Combined Fund
                 Class A      Class B      Class C       Class A      Class B     Class II     Class A      Class B     Class II
                ----------  -----------  -----------  -------------  ----------  -----------  -----------  ----------  -----------
Total Net Shares
                $8,591,093  $ 7,979,498  $ 4,092,241  $72,393,871  $ 16,301,949  $  720,950  $80,952,650  $24,251,433  $4,797,799
Shares
Outstanding
                   857,262      795,479      407,967    5,560,423     1,251,982      55,383    6,217,779    1,862,541     368,505

Net Assets Value
 Per Share
                $    10.02  $     10.03  $     10.03  $     13.02  $      13.02  $    13.02  $     13.02  $     13.02  $    13.02



                             NAF Strategic Income Fund                SunAmerica Diversified Income Fund
                                                      Institutional
                 Class A      Class B      Class C       Class I       Class A      Class B     Class II
                ----------  -----------  -----------  -------------  -----------  -----------  ----------
Total Net Shares

                $7,497,415  $13,313,079  $12,646,764    $ 2,729,718  $30,923,542  $16,741,565  $4,020,990
 Shares
Outstanding
                 2,224,752    3,938,781    3,741,646        810,005    9,178,230    4,959,910   1,190,805

Net Asset  Value
Per Share
                $     3.37  $      3.38  $      3.38    $      3.37  $      3.37  $      3.38  $     3.38

                   Pro Forma Strategic Income Combined Fund

                   Class A      Class B     Class II     Class I
                 -----------  -----------  -----------  ------
Total Net Shares
                 $38,420,957  $30,054,644  $16,667,754  $2,729,718
 Shares
Outstanding
                  11,402,982    8,898,691    4,932,451     810,005
Net Asset  Value
Per Share
                 $      3.37  $      3.38  $      3.38  $ 3.37

                      NAF U.S. Government Securities Fund          SunAmerica U.S. Government Securities  Fund

                                                      Institutional
                 Class A      Class B      Class C       Class I       Class A      Class B     Class II
                ----------  -----------  -----------  -------------  -----------  -----------  ----------
Total Net Shares
                $33,746,846  $9,485,878  $7,443,184       N/A         $169,523,987     $32,085,141   $3,302,887
 Shares
Outstanding
                  3,434,666     965,374     757,505       N/A           19,032,935       3,602,311      370,663
Net Asset  Value
Per Share
                $      9.83  $     9.83  $     9.83       N/A         $       8.91     $      8.91   $     8.91



                Pro Forma U.S. Government Securities Combined Fund
                                                      Institutional
                 Class A      Class B      Class II      Class I
                ----------  -----------  -----------  -------------
Total Net Shares
                 $203,242,514   $41,563,059   $10,739,825    N/A
 Shares
Outstanding
                   22,817,281     4,666,050     1,205,336    N/A
Net Asset  Value
Per Share
                 $       8.91   $      8.91   $      8.91    N/A


     The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization.

                                     GENERAL
                                     -------

                        INFORMATION CONCERNING THE MEETING

 Date, Time and Place of Meeting

     The Meeting will be held on November 7, 2001, at the principal executive office of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m., Eastern time.

 Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and the respective Plan.

     It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement, the New Subadvisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

 Record Date and Outstanding Shares

     Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

NAF Fund             Class A Shares       Class B Shares       Class C Shares       Class II Shares       Institutional
                                                                                                         Class I Shares
--------------------------------------------------------------------------------------------------------------------------
NAF Core Bond
 Fund
--------------------------------------------------------------------------------------------------------------------------
NAF High Yield
 Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NAF Municipal                                                                             N/A                  N/A
 Bond Fund
--------------------------------------------------------------------------------------------------------------------------
NAF Strategic                                                                             N/A
 Income Fund
--------------------------------------------------------------------------------------------------------------------------
NAF U.S.                                                                                  N/A
 Government
 Securities Fund
--------------------------------------------------------------------------------------------------------------------------

 Security Ownership of Certain Beneficial Owners and Management of the Funds

     To the knowledge of each Fund, as of the August 31, 2001, the following shareholders, if any, owned more than 5% of the outstanding voting securities of such Fund:

Name of Fund                        Name and Address        Percentage and type of         Percentage of class of
                                     of Shareholder                ownership                  shares after the
                                                                                           Reorganization on a pro
                                                                                                forma basis*


NAF Core Bond Fund               [Insert                 [Insert % and type of                    [Insert %]
                                 shareholder(s)]         ownership]

NAF High Yield Bond Fund         [Insert                 [Insert % and type of                    [Insert %]
                                 shareholder(s)]         ownership]

NAF Municipal Bond Fund          [Insert                 [Insert % and type of                    [Insert %]
                                 shareholder(s)]         ownership]

NAF Strategic Income Fund        [Insert                 [Insert % and type of                    [Insert %]
                                 shareholder(s)]         ownership]

NAF U.S. Government Securities   [Insert                 [Insert % and type of                    [Insert %]
 Fund                            shareholder(s)]         ownership]

Sun America High Income Fund     [Insert                 [Insert % and type of                    [Insert %]
                                 shareholder(s)]         ownership]

SunAmerica Tax Exempt Insured    [Insert                 [Insert % and type of                    [Insert %]
 Fund                            shareholder(s)]         ownership]

SunAmerica Diversified Income    [Insert                 [Insert % and type of                    [Insert %]
 Fund                            shareholder(s)]         ownership]

SunAmerica U.S. Government       [Insert                 [Insert % and type of                    [Insert %]
 Securities Fund                 shareholder(s)]         ownership]

     *Assuming that [shareholder] owns the same number of shares of the [Fund] on the date of consummation of the applicable Reorganization as on August 31, 2001, [shareholder] will own of record, on a pro forma basis, ______ shares of the [Fund] after completion of such Reorganization.

     At August 31, 2001, the directors and officers of North American Funds as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds. [confirm]

     At August 31, 2001, the directors and officers of SunAmerica Income as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Income Funds. [confirm]

 Voting Rights and Required Vote

     Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory

Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Shareholders of each Acquired Fund also vote separately on whether to approve the New Subadvisory Agreement and approval with respect to one Acquired Fund is not dependent upon approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the New Investment Advisory Agreement or of the applicable Plan, as the case may be.

     A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

     The votes of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                              ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $______ in the aggregate.

     AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain persons that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

     In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $16,600, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Income Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Income Funds on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                                LEGAL PROCEEDINGS

     There are no material legal proceedings to which any of the Funds is a party.

                                  LEGAL OPINIONS

     Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                     EXPERTS

     The financial highlights of the Acquired Funds and Acquiring Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of ________________________, independent auditors (and _____ for the NAF High Yield Bond Fund), given on their authority as experts in auditing and accounting. The principal business address of ________________________ is
_____________________ .

                              SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposals Nos. 2(a) - (e) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                                    By Order of the Board of Trustees of North
                                    American Funds

                                    John I. Fitzgerald

                                    _____________________________________
                                    Secretary, North American Funds

                             SUBJECT TO COMPLETION
                      STATEMENT OF ADDITIONAL INFORMATION

                            SUNAMERICA INCOME FUNDS
                         733 Third Avenue, Third Floor
                              New York, NY  10017
                                 (800) 858-8850
                                   _________

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statements and Prospectuses (the "Proxy Statements and Prospectuses"), each dated September __, 2001, which have been filed with the Securities and Exchange Commission by SunAmerica Income Funds (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Proxy Statements and Prospectuses may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-858-8850. This Statement of Additional Information has been incorporated by reference into each Proxy Statement and Prospectus.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statements and Prospectuses.

     Further information about the Acquiring Funds is contained in the Acquiring Funds' Preliminary Prospectus and Preliminary Statement of Additional Information, each subject to completion and dated August 14, 2001, and the Annual Reports to Shareholders of the Existing Acquiring Funds (as defined below) for the year ended March 31, 2000 and the Semi-Annual Report to Shareholders of the Existing Acquiring Funds for the six months ended September 30, 2001. Further information about the Acquired Funds is contained in the Acquired Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2001, the Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

     The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

     . The Statement of Additional Information of the Acquiring Funds, dated September [20], 2001.

     . The Annual Report of the Existing Acquiring Funds for the year ended March 31, 2001.

     . The combined Statement of Additional Information of the Acquired Funds, dated March 1, 2001.

     . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000.

     . The Semi-Annual Report to Shareholders of the Acquired Funds for the six months ended April 30, 2001.

        The date of this Statement of Additional Information is September __, 2001.

     The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.


                               TABLE OF CONTENTS

General Information.........................................................    B-3

Financial Statements........................................................    B-4

NAF Strategic Income Fund and SunAmerica Diversified Income Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001...........................................................   B-5

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001...........................................................   B-7

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001...........................................................   B-8

  Notes to Pro Forma Financial Statements...................................   B-15

NAF High Yield Bond Fund and SunAmerica High Income Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001...........................................................   B-18

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001...........................................................   B-20

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001...........................................................   B-21

  Notes to Pro Forma Financial Statements...................................   B-28

NAF Municipal Bond Fund and SunAmerica Tax Exempt Insured Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001...........................................................   B-31

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001...........................................................   B-33

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001...........................................................   B-34

  Notes to Pro Forma Financial Statements...................................   B-38

NAF U.S. Government Securities Fund and SunAmerica U.S. Government Securities
Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001...........................................................   B-40

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001...........................................................   B-42

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001...........................................................   B-43

  Notes to Pro Forma Financial Statements...................................   B-48

                              GENERAL INFORMATION

     The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust set forth below, (each an "Acquired Fund", collectively, the "Acquired Funds"), are being asked to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM. In addition, shareholders of each Acquired Fund are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective investment portfolio of SunAmerica Income Funds, a Massachusetts business trust, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

Acquired Fund                                                                 Acquiring Fund
-------------------------------------------------------  ---------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Core Bond Fund (the "NAF Core Bond Fund")                New SunAmerica Core Bond Fund
------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund (the "NAF High Yield Bond Fund")    SunAmerica High Income Fund
------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund (the "NAF Municipal Bond Fund")      SunAmerica Tax Exempt Insured Fund
------------------------------------------------------------------------------------------------------------------
Strategic Income Fund (the "NAF Strategic Income Fund")  SunAmerica Diversified Income Fund
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund
(the "NAF U.S. Government Securities Fund")              SunAmerica U.S. Government Securities Fund
------------------------------------------------------------------------------------------------------------------

     The SunAmerica High Income Fund, SunAmerica Tax Exempt Insured Fund, SunAmerica Diversified Income Fund and SunAmerica U.S. Government Securities Fund of SunAmerica Income Funds are sometimes referred to herein as the "Existing Acquiring Funds."

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of Corresponding shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization although the name of the class may be different. For example, if a shareholder owns Class C or Institutional Class II shares of an Acquired Fund, he or she will receive Class II or Class Z shares of the respective Acquiring Fund. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement and the Reorganizations will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is September [27], 2001.

For further information about the Reorganizations, see the Proxy Statements and Prospectuses.

                              FINANCIAL STATEMENTS

     Unaudited Pro forma financial statements reflecting consummation of each Reorganization are included herein.

Acquired Funds

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the Acquired Funds and the independent auditor's report thereon are incorporated herein by reference from the Acquired Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the Acquired Funds are incorporated herein by reference from the Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

     Audited financial statements and accompanying notes for the fiscal year ended March 31, 2000 for the Acquiring Funds and the independent auditor's report thereon are incorporated herein by reference to SunAmerica Income Fund's Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds

     Audited financial statements and accompanying notes for the fiscal year ended March 31, 2001 for the Existing Acquiring Funds and the independent auditor's report thereon are incorporated herein by reference from the Existing Acquiring Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information.

SUNAMERICA INCOME FUNDS DIVERSIFIED INCOME FUND@
NORTH AMERICAN FUNDS STRATEGIC INCOME FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                              North American Fund  SunAmerica Income Funds
                                                                Strategic Income      Diversified Income
                                                                      Fund                   Fund
                                                             -------------------- ------------------------
ASSETS:
Investment securities, at value (identified cost $36,939,945,
  $54,975,452 and $91,915,397, respectively)                     $  35,072,278        $  47,488,132
Repurchase agreements (cost equals market)                             710,000            3,567,000
Cash                                                                       163                1,187
Foreign cash                                                           257,394                 --
Receivable for investments sold                                        951,627              139,898
Receivable for shares of beneficial interest sold                        5,000              298,505
Interest and dividends receivable                                      773,965            1,122,908
Receivable from investment adviser                                        --                     42
Receivable for foreign tax withholding reclaims                         10,013                 --
Prepaid expenses and other assets                                      115,260                  968
                                                                --------------        -------------
          Total assets                                              37,895,700           52,618,640
                                                                --------------        -------------

LIABILITIES:
Payable for investments purchased                                    1,264,575              453,897
Payable for shares of beneficial interest redeemed                      28,267              182,554
Dividends payable                                                      157,819              154,555
Investment advisory and management
  fees payable                                                           8,469               28,698
Distribution and service maintenance
  fees payable                                                          25,628               27,293
Other accrued expenses                                                 143,734               85,546
Custodian and transfer agent fees                                       23,389                 --
Dividend and withholding tax                                               363                 --
                                                                --------------        -------------
          Total liabilities                                          1,652,244              932,543
                                                                --------------        -------------
                    Net assets                                   $  36,243,456        $  51,686,097
                                                                ==============        =============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001, $.01, and $.01, par value                  $       4,507        $     153,289
Paid-in capital                                                     46,432,583           96,984,465
                                                                --------------        -------------
                                                                    46,437,090           97,137,754
Accumulated undistributed net
  investment income (loss)                                            (181,694)              80,693
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                       (8,123,399)         (38,045,030)
Net unrealized appreciation (depreciation) on
   investments                                                      (1,867,667)          (7,487,320)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                           (20,874)                ----
                    Net assets                                   $  36,243,456        $  51,686,097
                                                                ==============        =============




                                                                                           Pro Forma
                                                                     Pro Forma             Combined
                                                                    Adjustments            (Note 1)
                                                                  --------------       ---------------
ASSETS:
Investment securities, at value (identified cost $36,939,945,
$54,975,452 and $91,915,397, respectively)                                --            $  82,560,410
Repurchase agreements (cost equals market)                                --                4,277,000
Cash                                                                      --                    1,350
Foreign cash                                                              --                  257,394
Receivable for investments sold                                           --                1,091,525
Receivable for shares of beneficial interest sold                         --                  303,505
Interest and dividends receivable                                         --                1,896,873
Receivable from investment adviser                                        --                       42
Receivable for foreign tax withholding reclaims                           --                   10,013
Prepaid expenses and other assets                                      (56,480)(A)             59,748
                                                                 -------------         --------------
          Total assets                                                 (56,480)            90,457,860
                                                                 -------------         --------------

LIABILITIES:
Payable for investments purchased                                         --                1,718,472
Payable for shares of beneficial interest redeemed                        --                  210,821
Dividends payable                                                                             312,374
Investment advisory and management
  fees payable                                                            --                   37,167
Distribution and service maintenance
  fees payable                                                            --                   52,921
Other accrued expenses                                                    --                  229,280
Custodian and transfer agent fees                                         --                   23,389
Dividend and withholding tax                                              --                      363
                                                                 -------------         --------------
          Total liabilities                                                  0              2,584,787
                                                                 -------------         --------------
                    Net assets                                   ($     56,480)         $  87,873,073
                                                                 =============         ==============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.0001, $.01, and $.01, par value                  $     102,645                260,441
Paid-in capital                                                       (102,645)           143,314,403
                                                                 -------------         --------------
                                                                          --              143,574,844
Accumulated undistributed net
  investment income (loss)                                             (56,480)(A)           (157,481)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                             --              (46,168,429)
Net unrealized appreciation (depreciation) on
   investments                                                            --               (9,354,987)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                              --                  (20,874)
                                                                 -------------         --------------
                    Net assets                                   ($     56,480)         $  87,873,073
                                                                 =============         ==============


SUNAMERICA INCOME FUNDS DIVERSIFIED INCOME FUND@
NORTH AMERICAN FUNDS STRATEGIC INCOME FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                     North American Funds  SunAmerica Income Funds
                                                       Strategic Income       Diversified Income
                                                             Fund                    Fund
                                                    --------------------- ------------------------
Class A:
     Net assets                                           $  7,509,117          $ 30,923,542
     Shares outstanding                                        934,033             9,178,230
     Net asset value and redemption price per
      share                                               $       8.04          $       3.37
     Maximum sales charge (4.75% of offering
       price)                                                     0.40                  0.17
                                                          ------------          ------------
     Maximum offering price to public                     $       8.44          $       3.54
                                                          ============          ============
Class B:
     Net assets                                           $ 13,333,858          $ 16,741,565
     Shares outstanding                                      1,658,275             4,959,910
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                   $       8.04          $       3.38
                                                          ============          ============

Class II:
     Net assets                                                   --            $  4,020,990
     Shares outstanding                                           --               1,190,805
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                      --            $       3.38
     Maximum sales charge (1.00% of offering
       price)                                                     --                    0.03
                                                          ------------          ------------
     Maximum offering price to public                             --            $       3.41
                                                          ============          ============


Class C:
     Net assets                                           $ 12,666,503                  --
     Shares outstanding                                      1,575,224                  --
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                   $       8.04                  --
                                                          ============          ============


Class I:
     Net assets                                           $  2,733,978                  --
     Shares outstanding                                        339,570                  --
     Net asset value, offering and redemption
      price per share                                     $       8.05          $       3.37
                                                          ============          ============


                                                                                   Pro Forma
                                                            Pro Forma               Combined
                                                           Adjustments              (Note 1)
                                                         ---------------        ----------------
Class A:
     Net assets                                                ($11,702)(A)      $   38,420,957
     Shares outstanding                                       1,290,719 (B)          11,402,982
     Net asset value and redemption price per
      share                                                        --            $         3.37
     Maximum sales charge (4.75% of offering
       price)                                                      --                      0.17
                                                        ---------------          --------------
     Maximum offering price to public                              --            $         3.54
                                                        ===============          ==============
Class B:
     Net assets                                                ($20,779)(A)      $   30,054,644
     Shares outstanding                                       2,280,506 (C)           8,898,691
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                            --            $         3.38
                                                        ===============          ==============

Class II:
     Net assets                                             $12,646,764 (A)      $   16,667,754
     Shares outstanding                                       3,741,646 (F)           4,932,451
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                       --            $         3.38
     Maximum sales charge (1.00% of offering
       price)                                                      --                      0.03
                                                        ---------------          --------------
     Maximum offering price to public                              --            $         3.41
                                                        ===============          ==============


Class C:
     Net assets                                            ($12,666,503)(A)      $            0
     Shares outstanding                                      (1,575,224)(D)(F)                0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                            --                      --
                                                        ===============          ==============


Class I:
     Net assets                                              ($   4,260)(A)      $    2,729,718
     Shares outstanding                                       $ 470,435 (E)             810,005
     Net asset value, offering and redemption
      price per share                                              --            $         3.37
                                                        ===============          ==============

 @   To be renamed the SunAmerica Income Funds Strategic Income Fund
(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Strategic Income Fund to be expensed prior to the reorganization
(B) Prior to the merger North American Funds Strategic Income Class A shareholders will receive 2.381877541 shares for every one share previously held
(C) Prior to the merger North American Funds Strategic Income Class B shareholders will receive 2.375227733 shares for every one share previously held
(D) Prior to the merger North American Funds Strategic Income Class C shareholders will receive 2.375310530 shares for every one share previously held
(E) Prior to the merger North American Funds Strategic Income Class I shareholders will receive 2.385385462 shares for every one share previously held
(F) Class C shares of North American Funds Strategic Income will be redesignated Class II shares


See Notes to Pro Forma Financial Statements

SUNAMERICA INCOME FUNDS DIVERSIFIED INCOME FUND@
NORTH AMERICAN FUNDS STRATEGIC INCOME FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                    North American Funds  SunAmerica Income Funds
                                                                      Strategic Income      Diversified Income
                                                                            Fund                   Fund
                                                                    ----------------------------------------------
INVESTMENT INCOME:
Income:
     Interest                                                              $ 3,797,106           $ 5,313,227
     Dividends                                                                  41,850               287,194
                                                                           -----------           -----------
            Total investment income                                          3,838,956             5,600,421
                                                                           -----------           -----------
Expenses:
     Investment advisory and management fees                                   266,369               333,983
     Distribution and service maintenance fees
        Class A                                                                 25,634               103,166
        Class B                                                                131,551               194,577
        Class II                                                                     0                24,482
        Class C                                                                123,082                     0
        Class I                                                                  6,821                     0
     Transfer agent fees and expenses                                          106,059                     0
         Class A                                                                     0                81,077
         Class B                                                                     0                56,105
         Class II                                                                    0                 6,818
         Class I                                                                     0                     0
     Registration fees                                                          26,182                     0
         Class A                                                                     0                13,194
         Class B                                                                     0                10,726
         Class II                                                                    0                10,555
         Class I                                                                     0                     0
     Accounting/administration                                                  37,910                     0
     Custodian fees and expenses                                                68,546                66,803
     Audit and legal  fees                                                      16,600                35,502
     Miscellaneous expenses                                                     22,192                16,224
                                                                           -----------           -----------
         Total expenses                                                        830,946               953,212
         Less: expenses waived/reimbursed by investment adviser               (112,959)              (10,804)
         Less: custody credits earned on cash balances                               0                (3,243)
                                                                           -----------           -----------
         Net expenses                                                          717,987               939,165
                                                                           -----------           -----------
Net investment income (loss)                                                 3,120,969             4,661,256
                                                                           -----------           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                       (750,988)           (5,741,341)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                 (39,479)                    0
Net change in unrealized appreciation/depreciation of
  investments                                                                  236,205              (765,053)
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                     28,931                     0
                                                                           -----------           -----------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                              (525,331)           (6,506,394)
                                                                           -----------           -----------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                        $ 2,595,638           ($1,845,138)
                                                                           ===========           ===========



                                                                                            Pro Forma
                                                                      Pro Forma             Combined
                                                                     Adjustments            (Note 1)
                                                                    -------------       ---------------
INVESTMENT INCOME:
Income:
     Interest                                                          $         0          $ 9,110,333
     Dividends                                                                   0              329,044
                                                                       -----------          -----------
            Total investment income                                              0            9,439,377
                                                                       -----------          -----------
Expenses:
     Investment advisory and management fees                               (35,518)(G)          564,834
     Distribution and service maintenance fees
        Class A                                                                  0              128,800
        Class B                                                                  0              326,128
        Class II                                                           123,082 (F)          147,564
        Class C                                                           (123,082)(F)                0
        Class I                                                                  0                6,821
     Transfer agent fees and expenses                                     (106,059)(G)                0
         Class A                                                            20,507 (G)          101,584
         Class B                                                            38,150 (G)           94,255
         Class II                                                           35,694 (G)           42,512
         Class I                                                             9,004 (G)            9,004
     Registration fees                                                     (26,182)(G)                0
         Class A                                                             3,806 (G)           17,000
         Class B                                                             6,274 (G)           17,000
         Class II                                                            3,445 (G)           14,000
         Class I                                                             8,500 (G)            8,500
     Accounting/administration                                             (37,910)(G)                0
     Custodian fees and expenses                                           (65,349)(G)           70,000
     Audit and legal  fees                                                 (17,102)(H)           35,000
     Miscellaneous expenses                                                (18,416)(H)           20,000
                                                                       -----------          -----------
         Total expenses                                                   (181,156)           1,603,002
         Less: expenses waived/reimbursed by investment adviser            100,821 (I)          (22,942)
         Less: custody credits earned on cash balances                           0               (3,243)
                                                                       -----------          -----------
         Net expenses                                                      (80,335)           1,576,817
                                                                       -----------          -----------
Net investment income (loss)                                                80,335            7,862,560
                                                                       -----------          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                          0           (6,492,329)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                   0              (39,479)
Net change in unrealized appreciation/depreciation of
  investments                                                                    0             (528,848)
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                      0               28,931
                                                                       -----------          -----------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                                 0           (7,031,725)
                                                                       -----------          -----------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                    $    80,335          $   830,835
                                                                       ===========          ===========


(F) Class C shares of North American Funds Strategic Income will be redesignated Class II shares
(G) Reflects adjustments to expenses based on fee schedules and combined net assets for the reorganized fund
(H)  Reflects the elimination of duplicate services or fees
(I) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                 SunAmerica Income Funds Diversified Income Fund
                   North American Funds Strategic Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


                    Principal/Shares
------------------------------------------------------
   Strategic        Diversified        Pro Forma
    Income            Income           Combined                                 Description                               Coupon
----------------   --------------   ----------------  -----------------------------------------------------------------------------
                                                      CORPORATE BONDS & NOTES
                                                      Aerospace & Military Technology
         50,000                              50,000   BE Aerospace, Inc.                                                     9.50
         30,000                              30,000   Dunlop Standard Aerospace Holdings PLC                                11.88
         50,000                              50,000   Sequa Corp. (3)                                                        8.88
                                                      Apparel & Textiles
        175,000                             175,000   Galey & Lord Inc.                                                      9.13
                                                      Automotive
        500,000                             500,000   Breed Technologies, Inc.                                               9.25
         50,000                              50,000   Prestolite Electric, Inc.                                              9.63
        275,000                             275,000   Stanadyne Automotive Corp.                                            10.25
                                                      Banks
         30,000                              30,000   Western Financial Bank                                                 8.88
                                                      Broadcasting
                         750,000            750,000   Big City Radio, Inc.                                                  11.25
                       1,000,000          1,000,000   Chancellor Media Corp.                                                 8.00
         25,000                              25,000   Coaxial Communications of Central Ohio Inc.                           10.00
        290,000                             290,000   Cumulus Media Inc.                                                    10.38
                         750,000            750,000   Radio one, Inc.                                                       12.00
        100,000                             100,000   Shop At Home, Inc.                                                    11.00
                                                      Business Services
        100,000                             100,000   Cendant Corp                                                           7.75
         25,000                              25,000   Condor Systems, Inc.                                                  11.88
        250,000                             250,000   Iron Mountain, Inc.                                                   10.13
         25,000                              25,000   National Equipment Services, Inc., Series B                           10.00
         25,000                              25,000   National Equipment Services, Inc., Series C                           10.00
                                                      Cable
         46,998                              46,998   Adelphia Communications (6)                                            9.50
                       1,250,000          1,250,000   Adelphia Communications Corp.                                          8.13
                         500,000            500,000   Echostar Communications Corp.                                          4.88
                         750,000            750,000   Echostar DBS Corp.                                                     9.25
        400,000                             400,000   Frontiervision Holdings LP                                            11.88
                         750,000            750,000   Mediacom LLC/Capital Corp.                                             8.50
                       1,500,000          1,500,000   UIH Australia Pacific, Inc. (1)                                        0.00
                       1,000,000          1,000,000   UnitedGlobalCom, Inc. (1)                                              0.00
                                                      Cellular
                         250,000            250,000   Airgate PCS, Inc. (1)(2)                                               0.00
        100,000                             100,000   AT&T Wireless Services, Inc (2)(3)                                     7.88
                       1,250,000          1,250,000   Leap Wireless International, Inc. (1)                                  0.00
                         750,000            750,000   McCaw International Ltd. (1)                                           0.00
        750,000                             750,000   Nextel Communications Inc (1)                                          0.00
         50,000                              50,000   Spectrasite Holdings Inc.                                             10.75
        600,000                             600,000   Spectrasite Holdings Inc. (1)                                          0.00
                         900,000            900,000   Spectrasite Holdings, Inc. (1)                                         0.00
                                                      Chemicals
        250,000                             250,000   Borden Chemicals & Plastics                                            9.50
         20,000                              20,000   GEO Specialty Chemicals, Inc.                                         10.13
                                                      Conglomerate
        175,000                             175,000   Grove Worldwide LLC (5)                                                9.25
                                                      Consumer Goods
        250,000                             250,000   Penhall International, Inc.                                           12.00
                         750,000            750,000   Polymer Group, Inc.                                                    9.00
                                                      Consumer Services
                         750,000            750,000   Allied Waste North America, Inc.                                       7.63
        160,000                             160,000   Allied Waste North America, Inc.                                      10.00
        300,000                             300,000   Rent-A-center, Inc.                                                   11.00







                                                                     Strategic    Diversified    Pro Forma
                          Description             Maturity Date      Income        Income        Combined
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES                                                 51.7%          42.1%          46.2%
Aerospace & Military Technology                                          0.4%           0.0%           0.2%
BE Aerospace, Inc.                                       11/1/08
Dunlop Standard Aerospace Holdings PLC                   5/15/09
Sequa Corp. (3)                                           4/1/08
Apparel & Textiles                                                       0.3%           0.0%           0.1%
Galey & Lord Inc.                                         3/1/08
Automotive                                                               0.7%           0.0%           0.3%
Breed Technologies, Inc.                                 4/15/08
Prestolite Electric, Inc.                                 2/1/08
Stanadyne Automotive Corp.                              12/15/07
Banks                                                                    0.1%           0.0%           0.0%
Western Financial Bank                                    8/1/07
Broadcasting                                                             1.1%           4.2%           2.9%
Big City Radio, Inc.                                     3/15/05
Chancellor Media Corp.                                   11/1/08
Coaxial Communications of Central Ohio Inc.              8/15/06
Cumulus Media Inc.                                        7/1/08
Radio one, Inc.                                          5/15/04
Shop At Home, Inc.                                        4/1/05
Business Services                                                        1.1%           0.0%           0.5%
Cendant Corp                                             12/1/03
Condor Systems, Inc.                                      5/1/09
Iron Mountain, Inc.                                      10/1/06
National Equipment Services, Inc., Series B             11/30/04
National Equipment Services, Inc., Series C             11/30/04
Cable                                                                    1.2%           8.5%           5.5%
Adelphia Communications (6)                              2/15/04
Adelphia Communications Corp.                            7/15/03
Echostar Communications Corp.                             1/1/07
Echostar DBS Corp.                                        2/1/06
Frontiervision Holdings LP                               9/15/07
Mediacom LLC/Capital Corp.                               4/15/08
UIH Australia Pacific, Inc. (1)                          5/15/06
UnitedGlobalCom, Inc. (1)                                2/15/08
Cellular                                                                 2.5%           2.6%           2.6%
Airgate PCS, Inc. (1)(2)                                 10/1/09
AT&T Wireless Services, Inc (2)(3)                        3/1/11
Leap Wireless International, Inc. (1)                    4/15/10
McCaw International Ltd. (1)                             4/15/07
Nextel Communications Inc (1)                            2/15/08
Spectrasite Holdings Inc.                                3/15/10
Spectrasite Holdings Inc. (1)                            3/15/10
Spectrasite Holdings, Inc. (1)                           4/15/09
Chemicals                                                                0.3%           0.0%           0.1%
Borden Chemicals & Plastics                               5/1/05
GEO Specialty Chemicals, Inc.                             8/1/08
Conglomerate                                                             0.0%           0.0%           0.0%
Grove Worldwide LLC (5)                                   5/1/08
Consumer Goods                                                           0.7%           0.7%           0.7%
Penhall International, Inc.                               8/1/06
Polymer Group, Inc.                                       7/1/07
Consumer Services                                                        1.3%           1.4%           1.4%
Allied Waste North America, Inc.                          1/1/06
Allied Waste North America, Inc.                          8/1/09
Rent-A-center, Inc.                                      8/15/08





                                                                   Market Value
                                                ---------------------------------------------------
                                                  Strategic        Diversified        Pro Forma
                          Description               Income           Income           Combined
--------------------------------------------------------------------------------   ----------------
CORPORATE BONDS & NOTES
Aerospace & Military Technology
BE Aerospace, Inc.                                      51,375                -             51,375
Dunlop Standard Aerospace Holdings PLC                  31,950                -             31,950
Sequa Corp. (3)                                         50,188                -             50,188
Apparel & Textiles
Galey & Lord Inc.                                      117,250                -            117,250
Automotive
Breed Technologies, Inc.                                 2,500                -              2,500
Prestolite Electric, Inc.                               22,500                -             22,500
Stanadyne Automotive Corp.                             239,250                -            239,250
Banks
Western Financial Bank                                  28,988                -             28,988
Broadcasting
Big City Radio, Inc.                                         -          352,500            352,500
Chancellor Media Corp.                                       -        1,036,250          1,036,250
Coaxial Communications of Central Ohio Inc.             24,813                -             24,813
Cumulus Media Inc.                                     270,425                -            270,425
Radio one, Inc.                                              -          787,500            787,500
Shop At Home, Inc.                                      98,500                -             98,500
Business Services
Cendant Corp                                           100,570                -            100,570
Condor Systems, Inc.                                    18,500                -             18,500
Iron Mountain, Inc.                                    262,500                -            262,500
National Equipment Services, Inc., Series B             20,875                -             20,875
National Equipment Services, Inc., Series C             20,875                -             20,875
Cable
Adelphia Communications (6)                             45,706                -             45,706
Adelphia Communications Corp.                                -        1,215,625          1,215,625
Echostar Communications Corp.                                -          442,500            442,500
Echostar DBS Corp.                                           -          746,250            746,250
Frontiervision Holdings LP                             400,000                             400,000
Mediacom LLC/Capital Corp.                                   -          701,250            701,250
UIH Australia Pacific, Inc. (1)                              -          825,000            825,000
UnitedGlobalCom, Inc. (1)                                    -          480,000            480,000
Cellular
Airgate PCS, Inc. (1)(2)                                     -          148,750            148,750
AT&T Wireless Services, Inc (2)(3)                     100,005                -            100,005
Leap Wireless International, Inc. (1)                        -          331,250            331,250
McCaw International Ltd. (1)                                 -          480,000            480,000
Nextel Communications Inc (1)                          506,250                -            506,250
Spectrasite Holdings Inc.                               43,500                -             43,500
Spectrasite Holdings Inc. (1)                          264,000                -            264,000
Spectrasite Holdings, Inc. (1)                               -          405,000            405,000
Chemicals
Borden Chemicals & Plastics                             90,000                -             90,000
GEO Specialty Chemicals, Inc.                           17,400                -             17,400
Conglomerate
Grove Worldwide LLC (5)                                 15,750                -             15,750
Consumer Goods
Penhall International, Inc.                            246,250                -            246,250
Polymer Group, Inc.                                          -          360,000            360,000
Consumer Services
Allied Waste North America, Inc.                             -          730,313            730,313
Allied Waste North America, Inc.                       163,000                             163,000
Rent-A-center, Inc.                                    303,000                             303,000


                 SunAmerica Income Funds Diversified Income Fund
                   North American Funds Strategic Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)




                    Principal/Shares
------------------------------------------------------
   Strategic        Diversified        Pro Forma
    Income            Income           Combined                                 Description                               Coupon
----------------   --------------   ----------------  -----------------------------------------------------------------------------
                                                      Energy
        500,000                             500,000   Costilla Energy, Inc.                                                 10.25
        200,000                             200,000   Frontier Oil Corp.                                                    11.75
         25,000                              25,000   Grey Wolf, Inc.                                                        8.88
         50,000                              50,000   HS Resources, Inc.                                                     9.25
        250,000                             250,000   HS Resources, Inc.                                                     9.25
        250,000                             250,000   Tesoro Petroleum Corp.                                                 9.00
                                                      Energy Services
        160,000        1,000,000          1,160,000   AES Corp.                                                              8.75
        250,000                             250,000   AmeriGas Partners LP/AmeriGas Eagle Finance Corp (2)(3)               10.00
                         500,000            500,000   CMS Energy Corp                                                        8.50
         50,000                              50,000   Key Energy Services, Inc. (3)                                          8.38
                         300,000            300,000   Gulfmark Offshore, Inc.                                                8.75
                         500,000            500,000   Western Gas Resources, Inc.                                           10.00
                                                      Financial Services
                         200,000            200,000   Alamosa Delaware, Inc (3)                                             12.50
                         750,000            750,000   Americredit Corp.                                                      9.88
         25,000                              25,000   AmeriCredit Corp.                                                      9.25
         50,000                              50,000   Caithness Coso Funding Corp.                                           9.05
      1,200,000                           1,200,000   Commercial Mortgage Asset Trust                                        7.35
      9,443,818                           9,443,818   DLJ Commercial Mortgage Corp. (strips)                                 0.69
      7,420,820                           7,420,820   DLJ Commercial Mortgage Corp. (strips)                                 0.83
        973,014                             973,014   GE Capital management Services, Inc.                                   6.75
        407,923                             407,923   PNC Mortgage Securities Corp.                                          6.74
        339,041                             339,041   PNC Mortgage Securities Corp.                                          6.75
        489,271                             489,271   PNC Mortgage Securities Corp.                                          6.77
        459,283                             459,283   PNC Mortgage Securities Corp.                                          6.84
        436,711                             436,711   PNC Mortgage Securities Corp.                                          6.91
        238,747                             238,747   First Union Residential Securities                                     7.00
                                                      Food, Beverage & Tobacco
        300,000                             300,000   Agrilink Foods, Inc.                                                  11.88
                                                      Forest Products
        285,000                             285,000   Bear Island Paper Co LLC                                              10.00
        125,000                             125,000   Fibermark, Inc.                                                        9.38
                                                      Gaming
                       1,000,000          1,000,000   MGM Grand, Inc.                                                        6.95
        400,000                             400,000   Hollywood Casino Shreveport/Shreveport Capital Corp.                  13.00
         25,000                              25,000   Isle of Capri Casinos, Inc                                             8.75
        320,000                             320,000   Riviera Black Hawk Inc.                                               13.00
                                                      Health Services
                       1,000,000          1,000,000   Fresenius Medical Care Capital Trust I                                 9.00
         50,000                              50,000   LifePoint Hospitals Holdings, Inc.                                    10.75
        135,000                             135,000   IASIS Healthcare Corp.                                                13.00
        250,000                             250,000   Manor Care, Inc                                                        7.50
                       1,000,000          1,000,000   Tenet Healthcare Corp.                                                 8.00
        350,000                             350,000   Universal Hospital Services                                           10.25
                                                      Housing
         25,000                              25,000   Beazer Homes USA, Inc.                                                 8.88
         25,000                              25,000   Beazer Homes USA, Inc.                                                 9.00
        125,000                             125,000   Lennar Corp                                                            9.95
      1,247,091                           1,247,091   Mid-State Trust                                                        7.34
                                                      Leisure & Tourism
        100,000                             100,000   Cinemark USA, Inc.                                                     9.63
        100,000                             100,000   HMH Properties, Inc.                                                   7.88
        300,000                             300,000   Courtyard BY Marriott 01                                              10.75
        350,000                             350,000   Speedway Motorsports, Inc.                                             8.50






                                                                                      Strategic    Diversified    Pro Forma
                          Description                              Maturity Date      Income        Income        Combined
-------------------------------------------------------------------------------------------------------------------------------
Energy                                                                                    2.2%           0.0%           0.9%
Costilla Energy, Inc.                                                     10/1/06
Frontier Oil Corp.                                                       11/15/09
Grey Wolf, Inc.                                                            7/1/07
HS Resources, Inc.                                                       11/15/06
HS Resources, Inc.                                                       11/15/06
Tesoro Petroleum Corp.                                                     7/1/08
Energy Services                                                                           1.3%           4.5%           3.2%
AES Corp.                                                                12/15/02
AmeriGas Partners LP/AmeriGas Eagle Finance Corp (2)(3)                   4/15/06
CMS Energy Corp                                                           4/15/11
Key Energy Services, Inc. (3)                                              3/1/08
Gulfmark Offshore, Inc.                                                    6/1/08
Western Gas Resources, Inc.                                               6/15/09
Financial Services                                                                       14.4%           1.8%           7.0%
Alamosa Delaware, Inc (3)                                                  2/1/11
Americredit Corp.                                                         4/15/06
AmeriCredit Corp.                                                          2/1/04
Caithness Coso Funding Corp.                                             12/15/09
Commercial Mortgage Asset Trust                                           8/17/13
DLJ Commercial Mortgage Corp. (strips)                                    6/10/31
DLJ Commercial Mortgage Corp. (strips)                                   11/12/31
GE Capital management Services, Inc.                                     11/25/28
PNC Mortgage Securities Corp.                                             7/25/28
PNC Mortgage Securities Corp.                                             5/25/28
PNC Mortgage Securities Corp.                                             3/25/29
PNC Mortgage Securities Corp.                                             5/25/28
PNC Mortgage Securities Corp.                                             4/25/29
First Union Residential Securities                                        8/25/28
Food, Beverage & Tobacco                                                                  0.7%           0.0%           0.3%
Agrilink Foods, Inc.                                                      11/1/08
Forest Products                                                                           1.1%           0.0%           0.4%
Bear Island Paper Co LLC                                                  12/1/07
Fibermark, Inc.                                                          10/15/06
Gaming                                                                                    2.1%           1.9%           2.0%
MGM Grand, Inc.                                                            2/1/05
Hollywood Casino Shreveport/Shreveport Capital Corp.                       8/1/06
Isle of Capri Casinos, Inc                                                4/15/09
Riviera Black Hawk Inc.                                                    5/1/05
Health Services                                                                           2.0%           4.0%           3.3%
Fresenius Medical Care Capital Trust I                                    12/1/06
LifePoint Hospitals Holdings, Inc.                                        5/15/09
IASIS Healthcare Corp.                                                   10/15/09
Manor Care, Inc                                                           6/15/06
Tenet Healthcare Corp.                                                    1/15/05
Universal Hospital Services                                                3/1/08
Housing                                                                                   4.1%           0.0%           1.7%
Beazer Homes USA, Inc.                                                     4/1/08
Beazer Homes USA, Inc.                                                     3/1/04
Lennar Corp                                                                5/1/10
Mid-State Trust                                                            7/1/35
Leisure & Tourism                                                                         3.2%           1.8%           2.4%
Cinemark USA, Inc.                                                         8/1/08
HMH Properties, Inc.                                                       8/1/08
Courtyard BY Marriott 01                                                   2/1/08
Speedway Motorsports, Inc.                                                8/15/07




                                                                                      Market Value
                                                                   ---------------------------------------------------
                                                                     Strategic        Diversified        Pro Forma
                          Description                                  Income           Income           Combined
---------------------------------------------------------------------------------------------------   ----------------
Energy
Costilla Energy, Inc.                                                           0                -                  0
Frontier Oil Corp.                                                        208,500                -            208,500
Grey Wolf, Inc.                                                            25,250                -             25,250
HS Resources, Inc.                                                         51,250                -             51,250
HS Resources, Inc.                                                        258,750                -            258,750
Tesoro Petroleum Corp.                                                    254,375                -            254,375
Energy Services
AES Corp.                                                                 162,400        1,015,000          1,177,400
AmeriGas Partners LP/AmeriGas Eagle Finance Corp (2)(3)                   248,773                -            248,773
CMS Energy Corp                                                                 -          488,380            488,380
Key Energy Services, Inc. (3)                                              51,449                -             51,449
Gulfmark Offshore, Inc.                                                         -          300,750            300,750
Western Gas Resources, Inc.                                                     -          530,000            530,000
Financial Services
Alamosa Delaware, Inc (3)                                                       -          198,500            198,500
Americredit Corp.                                                               -          742,500            742,500
AmeriCredit Corp.                                                          24,500                -             24,500
Caithness Coso Funding Corp.                                               45,500                -             45,500
Commercial Mortgage Asset Trust                                         1,253,505                -          1,253,505
DLJ Commercial Mortgage Corp. (strips)                                    351,055                -            351,055
DLJ Commercial Mortgage Corp. (strips)                                    348,065                -            348,065
GE Capital management Services, Inc.                                      941,810                -            941,810
PNC Mortgage Securities Corp.                                             382,187                -            382,187
PNC Mortgage Securities Corp.                                             317,602                -            317,602
PNC Mortgage Securities Corp.                                             473,668                -            473,668
PNC Mortgage Securities Corp.                                             436,223                -            436,223
PNC Mortgage Securities Corp.                                             412,285                -            412,285
First Union Residential Securities                                        228,734                -            228,734
Food, Beverage & Tobacco
Agrilink Foods, Inc.                                                      252,000                -            252,000
Forest Products
Bear Island Paper Co LLC                                                  261,844                -            261,844
Fibermark, Inc.                                                           121,250                -            121,250
Gaming
MGM Grand, Inc.                                                                 -          995,900            995,900
Hollywood Casino Shreveport/Shreveport Capital Corp.                      428,000                -            428,000
Isle of Capri Casinos, Inc                                                 22,625                -             22,625
Riviera Black Hawk Inc.                                                   320,000                -            320,000
Health Services
Fresenius Medical Care Capital Trust I                                          -        1,012,500          1,012,500
LifePoint Hospitals Holdings, Inc.                                         55,500                -             55,500
IASIS Healthcare Corp.                                                    144,450                -            144,450
Manor Care, Inc                                                           250,905                -            250,905
Tenet Healthcare Corp.                                                          -        1,025,000          1,025,000
Universal Hospital Services                                               287,000                -            287,000
Housing
Beazer Homes USA, Inc.                                                     24,250                -             24,250
Beazer Homes USA, Inc.                                                     24,688                -             24,688
Lennar Corp                                                               134,063                -            134,063
Mid-State Trust                                                         1,289,567                -          1,289,567
Leisure & Tourism
Cinemark USA, Inc.                                                         78,000                -             78,000
HMH Properties, Inc.                                                       95,250                -             95,250
Courtyard BY Marriott 01                                                  306,750                -            306,750
Speedway Motorsports, Inc.                                                354,375                -            354,375


                 SunAmerica Income Funds Diversified Income Fund
                   North American Funds Strategic Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)



                    Principal/Shares
------------------------------------------------------
   Strategic        Diversified        Pro Forma
    Income            Income           Combined                                 Description                               Coupon
----------------   --------------   ----------------  ------------------------------------------------------------------------------

                         950,000            950,000   ITT Corp.                                                              6.75
        325,000                             325,000   True Temper Sports, Inc.                                              10.88
                                                      Manufacturing
                         600,000            600,000   Pentacon, Inc.                                                        12.25
                                                      Media
        280,000                             280,000   Benedek Communications Corp.                                          13.25
        175,000                             175,000   Century Communications Corp.                                           8.88
         50,000                              50,000   Susquehanna Media Co.                                                  8.50
        400,000                             400,000   Charter Communications Holdings LLC                                   10.75
         35,000                              35,000   Pegasus Communications Corp.                                           9.75
        400,000                             400,000   Golden Sky DBS, Inc. (1)                                               0.00
                       1,000,000          1,000,000   Orion Network Systems, Inc. (1)(2)                                     0.00
                         625,000            625,000   Park-N-View, Inc. (4)(5)                                              13.00
                                                      Medical Products
        150,000                             150,000   PSS World Medical, inc.                                                8.50
                                                      Metals & Minerals
                       1,000,000          1,000,000   Acme Metals, Inc. (4)(5)                                              12.50
        100,000                             100,000   Renco Steel Holdings, Inc.                                            10.88
                         500,000            500,000   Schuff Steel Co.                                                      10.50
        275,000                             275,000   WCI Steel Inc.                                                        10.00
                                                      Pharmaceuticals
         50,000                              50,000   Express Scripts, Inc.                                                  9.63
         20,000                              20,000   ICN Pharmaceuticals, Inc.(2)(3)                                        8.75
        150,000                             150,000   ICN Pharmaceuticals, Inc.(3)                                           9.75
        325,000                             325,000   Pharmacia, Inc.                                                        8.38
                                                      Real Estate
                         700,000            700,000   LNR Property Corp                                                     10.50
        135,000                             135,000   Omega Healthcare Investors, Inc.                                       6.95
                                                      Retail
        125,000                             125,000   Big 5 Corp.                                                           10.88
        100,000                             100,000   PEP Boys-Manny Moe & Jack                                              6.52
                                                      Telecommunications
        100,000                             100,000   Allegiance Telecommunications, Inc                                    12.88
        150,000                             150,000   Concentric Network Corp./XO Communications, Inc.                      12.75
        350,000                             350,000   Crown Castle International Corp. (1)                                   0.00
                       1,000,000          1,000,000   Frontier Corp.                                                         7.25
        160,000          800,000            960,000   Globix Corp.                                                          12.50
                       1,000,000          1,000,000   IMPsat Fiber Networks Corp.                                           12.38
                         750,000            750,000   Intermedia Communications, Inc.                                        8.88
                         500,000            500,000   Level 3 Communications, Inc.                                          11.00
        550,000                             550,000   Level 3 Communications, Inc. (1)                                       0.00
        325,000                             325,000   Microcell Telecommunications (1)                                       0.00
                         800,000            800,000   Mpower Communications Corp.                                           13.00
        100,000                             100,000   NTL Communications Corp.                                              11.50
                         500,000            500,000   PSINet, Inc.                                                          11.50
         15,000                              15,000   PSINet, Inc. (5)                                                      11.00
        200,000                             200,000   Williams Communications Group                                         11.70
                                                      Utilities
        150,000                             150,000   Avista Corp. (3)                                                       9.75
        100,000                             100,000   BRL Universal Equipment LP, Series A (3)                               8.88
        200,000                             200,000   Leviathan Gas Pipeline Partners                                       10.38

                                                      Total Corporate Bonds & Notes

                                                          (cost $20,114,429; $26,927,872; $47,042,311)

                                                      FOREIGN BONDS & NOTES
                                                      Broadcasting





                                                                                      Strategic    Diversified    Pro Forma
                          Description                              Maturity Date      Income        Income        Combined
--------------------------------------------------------------------------------------------------------------------------------

ITT Corp.                                                                11/15/05
True Temper Sports, Inc.                                                  12/1/08
Manufacturing                                                                             0.0%           0.5%           0.3%
Pentacon, Inc.                                                             4/1/09
Media                                                                                     3.1%           0.6%           1.6%
Benedek Communications Corp.                                              5/15/06
Century Communications Corp.                                              1/15/07
Susquehanna Media Co.                                                     5/15/09
Charter Communications Holdings LLC                                       10/1/09
Pegasus Communications Corp.                                              12/1/06
Golden Sky DBS, Inc. (1)                                                   3/1/07
Orion Network Systems, Inc. (1)(2)                                        1/15/07
Park-N-View, Inc. (4)(5)                                                  5/15/08
Medical Products                                                                          0.3%           0.0%           0.1%
PSS World Medical, inc.                                                   10/1/07
Metals & Minerals                                                                         0.8%           1.9%           1.4%
Acme Metals, Inc. (4)(5)                                                   8/1/02
Renco Steel Holdings, Inc.                                                 2/1/05
Schuff Steel Co.                                                           6/1/08
WCI Steel Inc.                                                            12/1/04
Pharmaceuticals                                                                           1.4%           0.0%           0.6%
Express Scripts, Inc.                                                     6/15/09
ICN Pharmaceuticals, Inc.(2)(3)                                          11/15/08
ICN Pharmaceuticals, Inc.(3)                                             11/15/08
Pharmacia, Inc.                                                            4/1/08
Real Estate                                                                               0.3%           1.4%           0.9%
LNR Property Corp                                                         1/15/09
Omega Healthcare Investors, Inc.                                          6/15/02
Retail                                                                                    0.5%           0.0%           0.2%
Big 5 Corp.                                                              11/15/07
PEP Boys-Manny Moe & Jack                                                 7/16/07
Telecommunications                                                                        3.2%           6.3%           5.1%
Allegiance Telecommunications, Inc                                        5/15/08
Concentric Network Corp./XO Communications, Inc.                         12/15/07
Crown Castle International Corp. (1)                                      5/15/11
Frontier Corp.                                                            5/15/04
Globix Corp.                                                               2/1/10
IMPsat Fiber Networks Corp.                                               6/15/08
Intermedia Communications, Inc.                                           11/1/07
Level 3 Communications, Inc.                                              3/15/08
Level 3 Communications, Inc. (1)                                          3/15/10
Microcell Telecommunications (1)                                           6/1/09
Mpower Communications Corp.                                                4/1/10
NTL Communications Corp.                                                  10/1/08
PSINet, Inc.                                                              11/1/08
PSINet, Inc. (5)                                                           8/1/09
Williams Communications Group                                              8/1/08
Utilities                                                                                 1.3%           0.0%           0.5%
Avista Corp. (3)                                                           6/1/08
BRL Universal Equipment LP, Series A (3)                                  2/15/08
Leviathan Gas Pipeline Partners                                            6/1/09

Total Corporate Bonds & Notes

    (cost $20,114,429; $26,927,872; $47,042,311)

FOREIGN BONDS & NOTES                                                                    29.5%          16.7%          22.0%
Broadcasting                                                                              0.0%           0.7%           0.4%



                                                                                    Market Value
                                                                 ---------------------------------------------------
                                                                   Strategic        Diversified        Pro Forma
                          Description                                Income           Income           Combined
-------------------------------------------------------------------------------------------------   ----------------

ITT Corp.                                                                     -          937,127            937,127
True Temper Sports, Inc.                                                331,500                -            331,500
Manufacturing
Pentacon, Inc.                                                                -          240,000            240,000
Media
Benedek Communications Corp.                                            187,600                -            187,600
Century Communications Corp.                                            164,500                -            164,500
Susquehanna Media Co.                                                    50,625                -             50,625
Charter Communications Holdings LLC                                     426,000                -            426,000
Pegasus Communications Corp.                                             33,425                -             33,425
Golden Sky DBS, Inc. (1)                                                248,000                -            248,000
Orion Network Systems, Inc. (1)(2)                                            -          265,000            265,000
Park-N-View, Inc. (4)(5)                                                      -           62,500             62,500
Medical Products
PSS World Medical, inc.                                                 123,750                -            123,750
Metals & Minerals
Acme Metals, Inc. (4)(5)                                                      -          550,000            550,000
Renco Steel Holdings, Inc.                                               42,000                -             42,000
Schuff Steel Co.                                                              -          430,000            430,000
WCI Steel Inc.                                                          239,250                -            239,250
Pharmaceuticals
Express Scripts, Inc.                                                    53,625                -             53,625
ICN Pharmaceuticals, Inc.(2)(3)                                          19,800                -             19,800
ICN Pharmaceuticals, Inc.(3)                                            148,125                -            148,125
Pharmacia, Inc.                                                         281,937                -            281,937
Real Estate
LNR Property Corp                                                             -          703,500            703,500
Omega Healthcare Investors, Inc.                                        120,243                -            120,243
Retail
Big 5 Corp.                                                             115,000                -            115,000
PEP Boys-Manny Moe & Jack                                                83,000                -             83,000
Telecommunications
Allegiance Telecommunications, Inc                                       98,000                -             98,000
Concentric Network Corp./XO Communications, Inc.                        105,000                -            105,000
Crown Castle International Corp. (1)                                    245,000                -            245,000
Frontier Corp.                                                                -          988,750            988,750
Globix Corp.                                                             48,000          232,000            280,000
IMPsat Fiber Networks Corp.                                                   -          510,000            510,000
Intermedia Communications, Inc.                                               -          735,000            735,000
Level 3 Communications, Inc.                                                  -          390,000            390,000
Level 3 Communications, Inc. (1)                                        225,500                -            225,500
Microcell Telecommunications (1)                                        195,000                -            195,000
Mpower Communications Corp.                                                   -          328,000            328,000
NTL Communications Corp.                                                 89,000                -             89,000
PSINet, Inc.                                                                  -           45,000             45,000
PSINet, Inc. (5)                                                          1,350                -              1,350
Williams Communications Group                                           157,000                -            157,000
Utilities
Avista Corp. (3)                                                        149,502                -            149,502
BRL Universal Equipment LP, Series A (3)                                103,250                -            103,250
Leviathan Gas Pipeline Partners                                         213,750                -            213,750
                                                                 ---------------   --------------   ----------------
Total Corporate Bonds & Notes                                        18,781,050       21,767,595         40,548,645
                                                                 ---------------   --------------   ----------------
    (cost $20,114,429; $26,927,872; $47,042,311)

FOREIGN BONDS & NOTES
Broadcasting

                 SunAmerica Income Funds Diversified Income Fund
                   North American Funds Strategic Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)



                    Principal/Shares
------------------------------------------------------
   Strategic        Diversified        Pro Forma
    Income            Income           Combined                                 Description                               Coupon
----------------   --------------   ----------------  ----------------------------------------------------------------------------
                       1,000,000          1,000,000   Central European Media Enterprises Ltd.                                9.38
                                                      Building Materials
                         500,000            500,000   Ainsworth Lumber Ltd. (6)                                             12.50
                                                      Cable
                         500,000            500,000   Australis Holdings Property Ltd. (4)(5)                               15.00
                         750,000            750,000   Callahan Nordrhein Westfalen (1)(3)                                    0.00
        210,000                             210,000   Callahan Nordrhein-Westfalen (3)                                      14.00
                         600,000            600,000   Diamond Cable Communications PLC                                      13.25
                         500,000            500,000   Diamond Holdings PLC                                                   9.13
        500,000                             500,000   Telewest Communications PLC (1)                                       11.00
                       1,000,000          1,000,000   Multicanal Participacoes SA, Series B                                 12.63
                                                      Cellular
                         750,000            750,000   Celcaribe SA                                                          14.50
                       1,250,000          1,250,000   Occidente Y Caribe Celular SA                                         14.00
        250,000                             250,000   United Pan-Europe Communications N.V.  (1)                            11.25
                                                      Electrical Equipment
         60,000                              60,000   Flextronics International Ltd.                                         8.75
        135,000                             135,000   Flextronics International Ltd.                                         9.88
                                                      Energy Services
                       1,000,000          1,000,000   Statia Terminals International NV                                     11.75
                                                      Energy
        500,000                             500,000   PennzEnergy Co.                                                       10.25
                                                      Food Retail
                       1,000,000          1,000,000   Bepensa SA                                                             9.75
                                                      Financial Services
        600,000                             600,000   Ono Finance (2)                                                       13.00
                                                      Forest Products
                         500,000            500,000   APP International Finance Co. BV (5)                                  11.75
                                                      Government Agency
        350,000                             350,000   Brazilian Government International Bond                               12.25
        600,000                             600,000   Federal Republic of Brazil (7)                                         8.00
      1,493,700        1,231,410          2,725,110   Federal Republic of Brazil (7)                                         8.00
        110,000                             110,000   Federal Republic of Germany                                            4.00
        200,000                             200,000   Federal Republic of Germany                                            4.25
        120,000                             120,000   Federal Republic of Germany                                            5.27
        125,000                             125,000   Government of France                                                   5.50
      4,000,000                           4,000,000   Kingdom of Norway                                                      5.75
         80,000                              80,000   Kingdom of Spain                                                       6.15
        800,000                             800,000   Kingdom of Sweden                                                     10.25
        400,000                             400,000   National Republic of Bulgaria                                          3.00
        144,000                             144,000   Republic of Argentina                                                  7.62
        800,000                             800,000   Republic of Ecuador                                                    4.00
        146,735                             146,735   Republic of Greece                                                     8.80
        110,000                             110,000   Republic of Italy                                                      5.25
      1,400,000                           1,400,000   Republic of Peru                                                       3.75
      3,500,000                           3,500,000   Republic of South Africa                                              12.00
      3,500,000                           3,500,000   Republic of South Africa                                              13.00
        619,045                             619,045   Republic of Venezuela                                                  7.63
      1,000,000                           1,000,000   Russian Federation (3)                                                 5.00
      1,400,000                           1,400,000   United Mexican States                                                  6.25
        250,000                             250,000   United Mexican States                                                  6.25
                                                      Media
        130,000                             130,000   Ekabel Hessen (3)                                                     14.50
                                                      Packaging
                       1,000,000          1,000,000   Vicap SA                                                              11.38
                                                      Telecommunications






                                                                               Strategic    Diversified    Pro Forma
                            Description                     Maturity Date      Income        Income        Combined
  ----------------------------------------------------------------------------------------------------------------------
  Central European Media Enterprises Ltd.                          8/15/04
  Building Materials                                                               0.0%           0.8%           0.5%
  Ainsworth Lumber Ltd. (6)                                        7/15/07
  Cable                                                                            1.9%           4.6%           3.5%
  Australis Holdings Property Ltd. (4)(5)                          11/1/02
  Callahan Nordrhein Westfalen (1)(3)                              7/15/10
  Callahan Nordrhein-Westfalen (3)                                 7/15/10
  Diamond Cable Communications PLC                                 9/30/04
  Diamond Holdings PLC                                              2/1/08
  Telewest Communications PLC (1)                                  10/1/07
  Multicanal Participacoes SA, Series B                            6/18/04
  Cellular                                                                         0.2%           2.8%           1.8%
  Celcaribe SA                                                     3/15/04
  Occidente Y Caribe Celular SA                                    3/15/04
  United Pan-Europe Communications N.V.  (1)                        2/1/10
  Electrical Equipment                                                             0.5%           0.0%           0.2%
  Flextronics International Ltd.                                  10/15/07
  Flextronics International Ltd.                                    7/1/10
  Energy Services                                                                  0.0%           2.0%           1.2%
  Statia Terminals International NV                               11/15/03
  Energy                                                                           1.6%           0.0%           0.7%
  PennzEnergy Co.                                                  11/1/05
  Food Retail                                                                      0.0%           1.9%           1.1%
  Bepensa SA                                                       9/30/04
  Financial Services                                                               1.3%           0.0%           0.5%
  Ono Finance (2)                                                   5/1/09
  Forest Products                                                                  0.0%           0.2%           0.1%
  APP International Finance Co. BV (5)                             10/1/05
  Government Agency                                                               22.5%           1.8%          10.3%
  Brazilian Government International Bond                           3/6/30
  Federal Republic of Brazil (7)                                   4/15/12
  Federal Republic of Brazil (7)                                   4/15/14
  Federal Republic of Germany                                       7/4/09
  Federal Republic of Germany                                     11/26/04
  Federal Republic of Germany                                       1/4/28
  Government of France                                             4/25/29
  Kingdom of Norway                                               11/30/04
  Kingdom of Spain                                                 1/31/13
  Kingdom of Sweden                                                 5/5/03
  National Republic of Bulgaria                                    7/28/12
  Republic of Argentina                                            3/31/05
  Republic of Ecuador                                              8/15/30
  Republic of Greece                                               6/19/07
  Republic of Italy                                                11/1/29
  Republic of Peru                                                  3/7/17
  Republic of South Africa                                         2/28/05
  Republic of South Africa                                         8/31/10
  Republic of Venezuela                                            3/31/07
  Russian Federation (3)                                           3/31/30
  United Mexican States                                           12/31/19
  United Mexican States                                           12/31/19
  Media                                                                            0.4%           0.0%           0.1%
  Ekabel Hessen (3)                                                 9/1/10
  Packaging                                                                        0.0%           1.5%           0.9%
  Vicap SA                                                         5/15/07
  Telecommunications                                                               1.1%           0.4%           0.7%



                                                                       Market Value
                                                    ---------------------------------------------------
                                                      Strategic        Diversified        Pro Forma
                            Description                 Income           Income           Combined
  ----------------------------------------------------------------------------------   ----------------
  Central European Media Enterprises Ltd.                        -          352,500            352,500
  Building Materials
  Ainsworth Lumber Ltd. (6)                                      -          412,500            412,500
  Cable
  Australis Holdings Property Ltd. (4)(5)                        -           10,000             10,000
  Callahan Nordrhein Westfalen (1)(3)                            -          352,500            352,500
  Callahan Nordrhein-Westfalen (3)                         212,100                             212,100
  Diamond Cable Communications PLC                               -          585,000            585,000
  Diamond Holdings PLC                                           -          407,500            407,500
  Telewest Communications PLC (1)                          488,750                -            488,750
  Multicanal Participacoes SA, Series B                          -        1,020,000          1,020,000
  Cellular
  Celcaribe SA                                                   -          547,500            547,500
  Occidente Y Caribe Celular SA                                  -          912,500            912,500
  United Pan-Europe Communications N.V.  (1)                85,000                -             85,000
  Electrical Equipment
  Flextronics International Ltd.                            57,000                -             57,000
  Flextronics International Ltd.                           130,950                -            130,950
  Energy Services
  Statia Terminals International NV                              -        1,025,000          1,025,000
  Energy
  PennzEnergy Co.                                          581,280                -            581,280
  Food Retail
  Bepensa SA                                                     -          950,000            950,000
  Financial Services
  Ono Finance (2)                                          468,000                -            468,000
  Forest Products
  APP International Finance Co. BV (5)                           -          100,000            100,000
  Government Agency
  Brazilian Government International Bond                  309,750                -            309,750
  Federal Republic of Brazil (7)                           423,780                -            423,780
  Federal Republic of Brazil (7)                         1,163,442          946,573          2,110,015
  Federal Republic of Germany                               92,461                -             92,461
  Federal Republic of Germany                              176,028                -            176,028
  Federal Republic of Germany                              109,174                -            109,174
  Government of France                                     110,534                -            110,534
  Kingdom of Norway                                        427,043                -            427,043
  Kingdom of Spain                                          76,084                -             76,084
  Kingdom of Sweden                                         86,579                -             86,579
  National Republic of Bulgaria                            301,520                -            301,520
  Republic of Argentina                                    121,104                -            121,104
  Republic of Ecuador                                      328,000                -            328,000
  Republic of Greece                                       155,399                -            155,399
  Republic of Italy                                         90,226                -             90,226
  Republic of Peru                                         868,000                -            868,000
  Republic of South Africa                                 441,090                -            441,090
  Republic of South Africa                                 454,778                -            454,778
  Republic of Venezuela                                    510,712                -            510,712
  Russian Federation (3)                                   402,500                -            402,500
  United Mexican States                                  1,267,000                -          1,267,000
  United Mexican States                                    222,188                -            222,188
  Media
  Ekabel Hessen (3)                                        127,400                -            127,400
  Packaging
  Vicap SA                                                       -          787,500            787,500
  Telecommunications

                 SunAmerica Income Funds Diversified Income Fund
                   North American Funds Strategic Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)



                    Principal/Shares
------------------------------------------------------
   Strategic        Diversified        Pro Forma
    Income            Income           Combined                                 Description                               Coupon
----------------   --------------   ----------------  ------------------------------------------------------------------------------
        150,000                             150,000   GT Group Telecom, Inc.                                                13.25
        300,000                             300,000   Netia Holdings BV                                                     13.13
        150,000                             150,000   VersaTel Telecom International N.V.                                   13.25
         50,000                              50,000   VersaTel Telecom International N.V.                                   13.25
                         500,000            500,000   Worldwide Fiber, Inc.                                                 12.50

                                                      Total Foreign Bonds & Notes

                                                          (cost $11,481,953; $10,732,917; $22,214,870)

                                                      U.S. GOVERNMENT AND AGENCIES
                                                      U.S. Government Agencies
        117,111                             117,111   Federal Home Loan Mortgage Corp.                                      11.57
        181,039                             181,039   Federal Home Loan Mortgage Corp.                                      10.00
        217,998                             217,998   Federal Home Loan Mortgage Corp.                                       8.50
        196,531                             196,531   Federal Home Loan Mortgage Corp.                                       7.00
        135,965                             135,965   Federal Home Loan Mortgage Corp.                                       6.50
         33,000                              33,000   Federal National Mortgage Association                                 13.00
         43,965                              43,965   Federal National Mortgage Association                                 10.40
        279,815                             279,815   Federal National Mortgage Association                                  8.80
        403,668                             403,668   Federal National Mortgage Association                                  8.00
        241,575                             241,575   Federal National Mortgage Association                                  7.50
        490,167                             490,167   Federal National Mortgage Association                                  7.50
          3,275                               3,275   Federal National Mortgage Association                                  7.39
                       2,000,000          2,000,000   Federal National Mortgage Association                                  6.63
        438,441                             438,441   Federal National Mortgage Association                                  5.50
         45,354                              45,354   Federal National Mortgage Association                                  5.50
      5,489,905                           5,489,905   Federal National Mortgage Association (interest only)                  1.59
      6,074,989                           6,074,989   Federal National Mortgage Association (interest only)                  1.03
      4,493,783                           4,493,783   Federal National Mortgage Association (interest only)                  0.53
     12,498,895                          12,498,895   Federal National Mortgage Association (interest only)                  0.50
        244,510                             244,510   Government National Mortgage Association                               7.50
         59,550                              59,550   Government National Mortgage Association                               7.50
        220,071                             220,071   Government National Mortgage Association                               7.50
                                                      U.S Treasury Bonds
                         500,000            500,000   United States Treasury Bonds                                           6.13
                         500,000            500,000   United States Treasury Bonds                                           6.25
                         500,000            500,000   United States Treasury Bonds                                           5.38
                                                      U.S Treasury Notes
                       2,000,000          2,000,000   United States Treasury Notes                                           4.75
                       2,000,000          2,000,000   United States Treasury Notes                                           6.00
                       4,000,000          4,000,000   United States Treasury Notes                                           5.88
                       1,000,000          1,000,000   United States Treasury Notes                                           5.75
                       1,000,000          1,000,000   United States Treasury Notes                                           5.00

                                                      Total U.S. Government and Agencies

                                                          (cost $4,564,902; $13,539,149; $18,104,051)

                                                      Loan Agreements
        540,000                             540,000   Algeria Tanche III                                                     6.38
        323,810                             323,810   Kingdom of Morrocco Tranche A                                          6.84

                                                      Total Loan Agreements

                                                          (cost $604,244; $0; $604,244)

                                                      PREFERRED STOCK
                                                      Apparel & Textiles
         15,487                              15,487   Anvil Holdings, Inc. 13% (6)
                                                      Cable
          2,500                               2,500   Adelphia Communications Corp. 13%






                                                                                        Strategic    Diversified    Pro Forma
                            Description                              Maturity Date      Income        Income        Combined
  ----------------------------------------------------------------------------------------------------------------------------
  GT Group Telecom, Inc.                                                     2/1/10
  Netia Holdings BV                                                      06/15/2009
  VersaTel Telecom International N.V.                                       5/15/08
  VersaTel Telecom International N.V.                                       5/15/08
  Worldwide Fiber, Inc.                                                    12/15/05

  Total Foreign Bonds & Notes

      (cost $11,481,953; $10,732,917; $22,214,870)

  U.S. GOVERNMENT AND AGENCIES
  U.S. Government Agencies                                                                 11.1%           4.1%           7.0%
  Federal Home Loan Mortgage Corp.                                          6/15/21
  Federal Home Loan Mortgage Corp.                                          5/15/20
  Federal Home Loan Mortgage Corp.                                           5/1/08
  Federal Home Loan Mortgage Corp.                                           6/1/29
  Federal Home Loan Mortgage Corp.                                           5/1/29
  Federal National Mortgage Association                                    11/15/15
  Federal National Mortgage Association                                     4/25/19
  Federal National Mortgage Association                                     1/25/19
  Federal National Mortgage Association                                     11/1/28
  Federal National Mortgage Association                                      9/1/30
  Federal National Mortgage Association                                      1/1/30
  Federal National Mortgage Association                                     8/17/03
  Federal National Mortgage Association                                     9/15/09
  Federal National Mortgage Association                                      6/1/29
  Federal National Mortgage Association                                      1/1/29
  Federal National Mortgage Association (interest only)                     2/25/35
  Federal National Mortgage Association (interest only)                     6/25/38
  Federal National Mortgage Association (interest only)                     3/17/20
  Federal National Mortgage Association (interest only)                    10/17/36
  Government National Mortgage Association                                 10/15/27
  Government National Mortgage Association                                 10/15/27
  Government National Mortgage Association                                  7/15/27
  U.S Treasury Bonds                                                                        0.0%           3.1%           1.8%
  United States Treasury Bonds                                             11/15/27
  United States Treasury Bonds                                              5/15/30
  United States Treasury Bonds                                              2/15/31
  U.S Treasury Notes                                                                        0.0%          20.1%          11.8%
  United States Treasury Notes                                              2/15/04
  United States Treasury Notes                                              8/15/09
  United States Treasury Notes                                             11/15/04
  United States Treasury Notes                                              8/15/10
  United States Treasury Notes                                              2/15/11

  Total U.S. Government and Agencies

      (cost $4,564,902; $13,539,149; $18,104,051)

  Loan Agreements                                                                           2.0%           0.0%           0.8%
  Algeria Tanche III                                                         3/4/10
  Kingdom of Morrocco Tranche A                                              1/1/09

  Total Loan Agreements

      (cost $604,244; $0; $604,244)

  PREFERRED STOCK                                                                           1.5%           5.6%           3.9%
  Apparel & Textiles                                                                        0.8%           0.0%           0.3%
  Anvil Holdings, Inc. 13% (6)
  Cable                                                                                     0.7%           2.8%           1.9%
  Adelphia Communications Corp. 13%





                                                                                     Market Value
                                                                 --------------------------------------------------
                                                                    Strategic        Diversified        Pro Forma
                            Description                               Income           Income           Combined
  ------------------------------------------------------------------------------------------------   ----------------
  GT Group Telecom, Inc.                                                  57,000                -             57,000
  Netia Holdings BV                                                      231,000                -            231,000
  VersaTel Telecom International N.V.                                     96,000                -             96,000
  VersaTel Telecom International N.V.                                     30,500                -             30,500
  Worldwide Fiber, Inc.                                                        -          200,000            200,000
                                                                  ---------------   --------------   ----------------
  Total Foreign Bonds & Notes                                         10,702,372        8,609,073         19,311,445
                                                                  ---------------   --------------   ----------------
      (cost $11,481,953; $10,732,917; $22,214,870)

  U.S. GOVERNMENT AND AGENCIES
  U.S. Government Agencies
  Federal Home Loan Mortgage Corp.                                        21,578                -             21,578
  Federal Home Loan Mortgage Corp.                                       191,335                -            191,335
  Federal Home Loan Mortgage Corp.                                       229,030                -            229,030
  Federal Home Loan Mortgage Corp.                                       199,171                -            199,171
  Federal Home Loan Mortgage Corp.                                       135,667                -            135,667
  Federal National Mortgage Association                                   38,950                -             38,950
  Federal National Mortgage Association                                   48,059                -             48,059
  Federal National Mortgage Association                                  295,555                -            295,555
  Federal National Mortgage Association                                  418,170                -            418,170
  Federal National Mortgage Association                                  247,043                -            247,043
  Federal National Mortgage Association                                  500,887                -            500,887
  Federal National Mortgage Association                                    3,268                -              3,268
  Federal National Mortgage Association                                        -        2,126,240          2,126,240
  Federal National Mortgage Association                                  414,598                -            414,598
  Federal National Mortgage Association                                   42,888                -             42,888
  Federal National Mortgage Association (interest only)                  259,967                -            259,967
  Federal National Mortgage Association (interest only)                  266,519                -            266,519
  Federal National Mortgage Association (interest only)                   79,468                -             79,468
  Federal National Mortgage Association (interest only)                   78,986                -             78,986
  Government National Mortgage Association                               250,774                -            250,774
  Government National Mortgage Association                                61,076                -             61,076
  Government National Mortgage Association                               225,709                -            225,709
  U.S Treasury Bonds
  United States Treasury Bonds                                                 -          533,515            533,515
  United States Treasury Bonds                                                 -          549,295            549,295
  United States Treasury Bonds                                                 -          493,595            493,595
  U.S Treasury Notes
  United States Treasury Notes                                                 -        2,020,000          2,020,000
  United States Treasury Notes                                                 -        2,138,740          2,138,740
  United States Treasury Notes                                                 -        4,180,000          4,180,000
  United States Treasury Notes                                                 -        1,054,680          1,054,680
  United States Treasury Notes                                                 -        1,005,160          1,005,160
                                                                  ---------------   --------------   ----------------
  Total U.S. Government and Agencies                                   4,008,698       14,101,225         18,109,923
                                                                  ---------------   --------------   ----------------
      (cost $4,564,902; $13,539,149; $18,104,051)

  Loan Agreements
  Algeria Tanche III                                                     426,600                -            426,600
  Kingdom of Morrocco Tranche A                                          285,762                -            285,762
                                                                  ---------------   --------------   ----------------
  Total Loan Agreements                                                  712,362                -            712,362
                                                                  ---------------   --------------   ----------------
      (cost $604,244; $0; $604,244)

  PREFERRED STOCK
  Apparel & Textiles
  Anvil Holdings, Inc. 13% (6)                                           298,125                -            298,125
  Cable
  Adelphia Communications Corp. 13%                                      250,625                -            250,625


                 SunAmerica Income Funds Diversified Income Fund
                   North American Funds Strategic Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)



                    Principal/Shares
------------------------------------------------------
   Strategic        Diversified        Pro Forma
    Income            Income           Combined                                 Description
----------------   --------------   ----------------  ----------------------------------------------------------------

                          13,028             13,028   CSC Holdings, Inc. 11.13% (6)
                                                      Cellular
                             836                836   Nextel Communications, Inc. 11.13% (6)
                                                      Telecommunications
                             650                650   Broadwing Communications, Inc. 12.50%
                           1,250              1,250   Global Crossings Ltd. 7.00% (3)
                             150                150   Global Crossing Ltd. 6.75%
                                                      Other
            570                                 570   TCR Holdings, Class B +
            314                                 314   TCR Holdings, Class C +
            827                                 827   TCR Holdings, Class D +
          1,711                               1,711   TCR Holdings, Class E +

                                                      Total Preferred Stock

                                                          (cost $540,069; $2,987,884; $3,527,953)

                                                      COMMON STOCK
                                                      Cellular
                          84,603             84,603   International Wireless Communications Holdings, Inc. +(4)
                                                      Energy Services
                           5,689              5,689   Frontline Ltd. +
                                                      Financial Services
            100                                 100   Ono Finance (3)

                                                      Total Common Stock

                                                          (cost $0; $784,774; $784,774)

                                                      RIGHTS +
                                                      Conglomerate
          2,000                               2,000   Terex Corp. (3)


                                                      WARRANTS  +
                                                      Cable
                           1,500              1,500   Knology Holdings, Inc. (4)
                           1,000              1,000   UIH Australia Pacific, Inc. (4)
                                                      Cellular
                             500                500   Leap Wireless International, Inc.
                             350                350   Leap Wireless International, Inc.
                           7,250              7,250   Occidente Y Caribe Celular SA (3)(4)
                                                      Forest Products
            500                                 500   Berry Plastics Corp.
                                                      Media
                             625                625   Park-N-View, Inc. (4)
                                                      Telecommunications
            150                                 150   GT Group Telecommunications, Inc.
                                                      Utilities
          1,000                               1,000   In-Flight Phone Corp.

                                                      Total Warrants

                                                          (cost $7,176; $2,856; $10,031)

                                                      PUT OPTIONS
                                                      Real Estate Investment trust
        326,000                             326,000   Meditrust Exercisable Put Options Securities Trust (3)

                                                      Total Investment Securities

                                                          (cost $36,939,945; $54,975,452; $91,915,397)

                                                      REPURCHASE AGREEMENTS







                                                                                                    Strategic    Diversified
                           Description                               Coupon      Maturity Date      Income        Income
 -----------------------------------------------------------------------------------------------------------------------------

 CSC Holdings, Inc. 11.13% (6)
 Cellular                                                                                               0.0%           1.2%
 Nextel Communications, Inc. 11.13% (6)
 Telecommunications                                                                                     0.0%           1.6%
 Broadwing Communications, Inc. 12.50%
 Global Crossings Ltd. 7.00% (3)
 Global Crossing Ltd. 6.75%
 Other                                                                                                  0.0%           0.0%
 TCR Holdings, Class B +
 TCR Holdings, Class C +
 TCR Holdings, Class D +
 TCR Holdings, Class E +

 Total Preferred Stock

     (cost $540,069; $2,987,884; $3,527,953)

 COMMON STOCK                                                                                           0.0%           0.2%
 Cellular                                                                                               0.0%           0.0%
 International Wireless Communications Holdings, Inc. +(4)
 Energy Services                                                                                        0.0%           0.2%
 Frontline Ltd. +
 Financial Services                                                                                     0.0%           0.0%
 Ono Finance (3)

 Total Common Stock

     (cost $0; $784,774; $784,774)

 RIGHTS +                                                                                               0.1%           0.0%
 Conglomerate                                                                                           0.1%           0.0%
 Terex Corp. (3)


 WARRANTS  +                                                                                            0.0%           0.0%
 Cable                                                                                                  0.0%           0.0%
 Knology Holdings, Inc. (4)
 UIH Australia Pacific, Inc. (4)
 Cellular                                                                                               0.0%           0.0%
 Leap Wireless International, Inc.
 Leap Wireless International, Inc.
 Occidente Y Caribe Celular SA (3)(4)
 Forest Products                                                                                        0.0%           0.0%
 Berry Plastics Corp.
 Media                                                                                                  0.0%           0.0%
 Park-N-View, Inc. (4)
 Telecommunications                                                                                     0.0%           0.0%
 GT Group Telecommunications, Inc.
 Utilities                                                                                              0.0%           0.0%
 In-Flight Phone Corp.

 Total Warrants

     (cost $7,176; $2,856; $10,031)

 PUT OPTIONS                                                                                            0.8%           0.0%
 Real Estate Investment trust                                                                           0.8%           0.0%
 Meditrust Exercisable Put Options Securities Trust (3)                 7.11            8/15/04

 Total Investment Securities                                                                           96.7%          91.9%

     (cost $36,939,945; $54,975,452; $91,915,397)

 REPURCHASE AGREEMENTS                                                                                  2.0%           6.9%




                                                                                          Market Value
                                                                       ---------------------------------------------------
                                                         Pro Forma       Strategic        Diversified        Pro Forma
                           Description                   Combined          Income           Income           Combined
 ------------------------------------------------------------------------------------------------------   ----------------

 CSC Holdings, Inc. 11.13% (6)                                                      -        1,416,795          1,416,795
 Cellular                                                      0.7%
 Nextel Communications, Inc. 11.13% (6)                                             -          610,280            610,280
 Telecommunications                                            1.0%
 Broadwing Communications, Inc. 12.50%                                              -          663,000            663,000
 Global Crossings Ltd. 7.00% (3)                                                    -          158,594            158,594
 Global Crossing Ltd. 6.75%                                                         -           23,588             23,588
 Other                                                         0.0%
 TCR Holdings, Class B +                                                            6                -                  6
 TCR Holdings, Class C +                                                            3                -                  3
 TCR Holdings, Class D +                                                            8                -                  8
 TCR Holdings, Class E +                                                           17                -                 17
                                                                       ---------------   --------------   ----------------
 Total Preferred Stock                                                        548,784        2,872,256          3,421,040
                                                                       ---------------   --------------   ----------------
     (cost $540,069; $2,987,884; $3,527,953)

 COMMON STOCK                                                  0.1%
 Cellular                                                      0.0%
 International Wireless Communications Holdings, Inc. +(4                           -            8,460              8,460
 Energy Services                                               0.1%
 Frontline Ltd. +                                                                   -           99,185             99,185
 Financial Services                                            0.0%
 Ono Finance (3)                                                                4,013                -              4,013
                                                                       ---------------   --------------   ----------------
 Total Common Stock                                                             4,013          107,645            111,658
                                                                       ---------------   --------------   ----------------
     (cost $0; $784,774; $784,774)

 RIGHTS +                                                      0.0%
 Conglomerate                                                  0.0%
 Terex Corp. (3)                                                               35,250                -             35,250
                                                                       ---------------   --------------   ----------------

 WARRANTS  +                                                   0.0%
 Cable                                                         0.0%
 Knology Holdings, Inc. (4)                                                         -               15                 15
 UIH Australia Pacific, Inc. (4)                                                    -           10,000             10,000
 Cellular                                                      0.0%
 Leap Wireless International, Inc.                                                  -           15,000             15,000
 Leap Wireless International, Inc.                                                  -            5,250              5,250
 Occidente Y Caribe Celular SA (3)(4)                                               -               73                 73
 Forest Products                                               0.0%
 Berry Plastics Corp.                                                               -                -                  -
 Media                                                         0.0%
 Park-N-View, Inc. (4)                                                              -                -                  -
 Telecommunications                                            0.0%
 GT Group Telecommunications, Inc.                                              4,279                -              4,279
 Utilities                                                     0.0%
 In-Flight Phone Corp.                                                              -                -                  -
                                                                       ---------------   --------------   ----------------
 Total Warrants                                                                 4,279           30,338             34,617
                                                                       ---------------   --------------   ----------------
     (cost $7,176; $2,856; $10,031)

 PUT OPTIONS                                                   0.3%
 Real Estate Investment trust                                  0.3%
 Meditrust Exercisable Put Options Securities Trust (3)                       275,470                -            275,470
                                                                       ---------------   --------------   ----------------
 Total Investment Securities                                  93.9%        35,072,278       47,488,132         82,560,410
                                                                       ---------------   --------------   ----------------
     (cost $36,939,945; $54,975,452; $91,915,397)

 REPURCHASE AGREEMENTS                                         4.9%


                 SunAmerica Income Funds Diversified Income Fund
                   North American Funds Strategic Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)



                    Principal/Shares
------------------------------------------------------
   Strategic        Diversified        Pro Forma
    Income            Income           Combined                                 Description                               Coupon
----------------   --------------   ----------------  ------------------------------------------------------------------------------

                       3,567,000          3,567,000   State Street Bank & Trust Co. Repurchase Agreement                     6.35
        710,000                             710,000   State Street Bank & Trust Co. Repurchase Agreement                     4.50

                                                      Total Repurchase Agreements

                                                          (cost $710,000; $3,567,000; 4,277,000)
                                                      TOTAL INVESTMENTS

                                                          (cost $37,649,945; $58,542,452; $96,192,397)
                                                      Other assets less liabilities (8)

                                                      NET ASSETS







                                                                                   Strategic    Diversified    Pro Forma
                          Description                           Maturity Date      Income        Income        Combined
---------------------------------------------------------------------------------------------------------------------------

State Street Bank & Trust Co. Repurchase Agreement                      4/2/01
State Street Bank & Trust Co. Repurchase Agreement                      4/2/01

Total Repurchase Agreements

    (cost $710,000; $3,567,000; 4,277,000)
TOTAL INVESTMENTS                                                                     98.7%          98.8%          98.8%

    (cost $37,649,945; $58,542,452; $96,192,397)
Other assets less liabilities (8)                                                      1.3%           1.2%           1.2%
                                                                                 -----------   ------------   ------------
NET ASSETS                                                                           100.0%         100.0%         100.0%
                                                                                 ===========   ============   ============




                                                                                  Market Value
                                                                ---------------------------------------------------
                                                                  Strategic        Diversified        Pro Forma
                          Description                               Income           Income           Combined
------------------------------------------------------------------------------------------------   ----------------

State Street Bank & Trust Co. Repurchase Agreement                                    3,567,000          3,567,000
State Street Bank & Trust Co. Repurchase Agreement                     710,000                             710,000
                                                                ---------------   --------------   ----------------
Total Repurchase Agreements                                            710,000        3,567,000          4,277,000
                                                                ---------------   --------------   ----------------
    (cost $710,000; $3,567,000; 4,277,000)
TOTAL INVESTMENTS                                                   35,782,278       51,055,132         86,837,410
                                                                ---------------   --------------   ----------------
    (cost $37,649,945; $58,542,452; $96,192,397)
Other assets less liabilities (8)                                      461,178          630,965          1,035,663
                                                                ---------------   --------------   ----------------
NET ASSETS                                                         $36,243,456      $51,686,097        $87,873,073
                                                                ===============   ==============   ================

+ Non-income producing security

(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date
(2)  Bond issued as part of a unit which includes an equity component
(3)  Resale restricted to qualified institutional buyers
(4)  Fair valued security
(5)  Bond in default
(6) PIK ("Payment-in-Kind") payment made with additional shares in lieu of cash
(7)  Variable rate security; rate as of March 31, 2001
(8) To adjust ($56,480) for prepaid expenses on the North American Funds Strategic Income Fund to be expensed prior to the reorganization

Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

                   See Notes to Pro Forma Financial Statements

                 SUNAMERICA INCOME FUNDS DIVERSIFIED INCOME FUND
                   NORTH AMERICAN FUNDS STRATEGIC INCOME FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (unaudited)


1.       BASIS OF COMBINATION

         The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Diversified Income Portfolio ("Diversified Income") a separately managed portfolio of SunAmerica Income Funds, and Strategic Income Fund ("Strategic Income") a separately managed portfolio of North American Funds. Strategic Income will be reorganized into Diversified Income Fund (to be renamed the SunAmerica Strategic Income Fund). However, based on generally accepted accounting principles, from a financial reporting standpoint, Strategic Income is the surviving entity in this reorganization. Accordingly, the Pro Forma Combined Statement of Assets and Liabilities reflect a stock split of 2.381877541, 2.375227733, 2.375310530, and 2.385385462 for Strategic Income
Class A, Class B, Class C, and Class I, respectively. The stock split is assumed to have occurred prior to the reorganization. Strategic Income Class C will be redesignated Class II. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect an exchange of shares as of the close of business on March 31, 2001. Notwithstanding the foregoing, Diversified Income is the surviving entity in the transaction for legal and tax reporting purposes. American International Group, Inc. will pay the cost of the reorganization.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of Diversified Income and Strategic Income included in their respective Statements of Additional Information.

2.       VALUATION

         Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.       CAPITAL SHARES

         The pro forma combined net asset value per share assumes the issuance of additional shares of Strategic Income which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value (after the aforementioned stock split and redesignation of shares) of Strategic Income Class A ($3.37), Class B ($3.38), Class II ($3.38), and Class I ($3.37).


                  The pro forma number of shares outstanding are as follows:

                                           Class A         Class B          Class II        Class I
----------------------------------- ---------------- ----------------- --------------- ----------------
Shares of Strategic Income                2,224,752       3,938,781         3,741,646        810,005
----------------------------------- ---------------- ----------------- --------------- ----------------

Additional Shares assumed to be
issued to Diversified Income              9,178,230       4,959,910         1,190,805              0
----------------------------------- ---------------- ----------------- --------------- ----------------

Pro Forma
Shares outstanding                       11,402,982       8,898,691         4,932,451        810,005
----------------------------------- ---------------- ----------------- --------------- ----------------


         These pro forma financial statements assume that all shares of Diversified Income Class A, Class B, and Class II outstanding on March 31, 2001 were exchanged for Strategic Income Class A, Class B, and Class II shares, respectively. Class I shares were not affected by the combination.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Diversified Income. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Diversified Income and Strategic Income combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Diversified Income at the level of assets of the combined fund for the stated period.

SUNAMERICA INCOME FUNDS HIGH INCOME FUND@
NORTH AMERICAN FUNDS HIGH YIELD BOND FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                           North American Funds    SunAmerica Equity Funds
                                                             High Yield Bond             High Income
                                                                   Fund                      Fund
                                                           ---------------------   -----------------------
ASSETS:
Investment securities, at value (identified cost $71,636,616,
$167,455,685, and $239,092,301, respectively)                   $  65,692,944             $ 134,110,526
Short-term securities (identified cost $0, $1,736,569,
and $1,736,569, respectively)                                            --                   1,732,500
Repurchase agreements (cost equals market)                          3,908,000                      --
Receivable for investments sold                                       782,312                 1,927,262
Receivable for shares of beneficial interest sold                      57,986                 1,788,944
Interest and dividends receivable                                   1,763,149                 3,533,864
Receivable from investment adviser                                       --                       1,726
Receivable for foreign tax withholding reclaims                            80                      --
Prepaid expenses and other assets                                      62,479                     1,826
                                                                -------------             -------------
          Total assets                                             72,266,950               143,096,648
                                                                -------------             -------------

LIABILITIES:
Payable for investments purchased                                   1,834,155                   500,000
Payable for shares of beneficial interest redeemed                                              627,796
Dividends payable                                                     635,764                   520,337
Investment advisory and management
  fees payable                                                         23,000                    96,143
Distribution and service maintenance
  fees payable                                                          3,504                    94,875
Other accrued expenses                                                 81,292                   144,916
Due to custodian bank                                                    --                       8,141
Loan payable                                                             --                     616,455
                                                                -------------             -------------
          Total liabilities                                         2,577,715                 2,608,663
                                                                -------------             -------------
                    Net assets                                  $  69,689,235             $ 140,487,985
                                                                =============             =============

NET ASSETS WERE COMPOSED OF:
Common Stock, $0.001, $.01, and $.01  par value                 $       8,421             $     279,128
Paid-in capital                                                    81,782,337               228,872,011
                                                                -------------             -------------
                                                                   81,790,758               229,151,139
Accumulated undistributed net
  investment income (loss)                                            213,551                   233,766
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                      (6,371,402)              (55,547,692)
Net unrealized appreciation (depreciation) on
   investments                                                     (5,943,672)              (33,349,228)
                                                                -------------             -------------
                    Net assets                                  $  69,689,235             $ 140,487,985
                                                                =============             =============




                                                                                          Pro Forma
                                                                      Pro Forma           Combined
                                                                     Adjustments          (Note 1)
                                                                  -----------------     -----------
ASSETS:
Investment securities, at value (identified cost $71,636,616,
$167,455,685, and $239,092,301, respectively)                             --         $ 199,803,470
Short-term securities (identified cost $0, $1,736,569,
and $1,736,569, respectively)                                             --             1,732,500
Repurchase agreements (cost equals market)                                --             3,908,000
Receivable for investments sold                                           --             2,709,574
Receivable for shares of beneficial interest sold                         --             1,846,930
Interest and dividends receivable                                         --             5,297,013
Receivable from investment adviser                                        --                 1,726
Receivable for foreign tax withholding reclaims                           --                    80
Prepaid expenses and other assets                                     ($34,398)(A)          29,907
                                                                 -------------       -------------
          Total assets                                                 (34,398)        215,329,200
                                                                 -------------       -------------

LIABILITIES:
Payable for investments purchased                                         --             2,334,155
Payable for shares of beneficial interest redeemed                        --               627,796
Dividends payable                                                         --             1,156,101
Investment advisory and management
  fees payable                                                            --               119,143
Distribution and service maintenance
  fees payable                                                            --                98,379
Other accrued expenses                                                    --               226,208
Due to custodian bank                                                     --                 8,141
Loan payable                                                              --               616,455
                                                                 -------------       -------------
          Total liabilities                                                  0           5,186,378
                                                                 -------------       -------------
                    Net assets                                        ($34,398)      $ 210,142,822
                                                                 =============       =============

NET ASSETS WERE COMPOSED OF:
Common Stock, $0.001, $.01, and $.01  par value                        130,050             417,599
Paid-in capital                                                       (130,050)        310,524,298
                                                                 -------------       -------------
                                                                             0         310,941,897
Accumulated undistributed net
  investment income (loss)                                             (34,398)(A)         412,919
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                             --           (61,919,094)
Net unrealized appreciation (depreciation) on
   investments                                                            --           (39,292,900)
                                                                 -------------       -------------
                    Net assets                                        ($34,398)      $ 210,142,822
                                                                 =============       =============


SUNAMERICA INCOME FUNDS HIGH INCOME FUND@
NORTH AMERICAN FUNDS HIGH YIELD BOND FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                              North American Funds           SunAmerica Equity Funds
                                                                High Yield Bond                    High Income
                                                                      Fund                             Fund
                                                             -------------------------     -----------------------------         -
Class A:
     Net assets                                                     $   509,770                    $   52,966,252
     Shares outstanding                                                  61,382                        10,532,517
     Net asset value and redemption price per
      share                                                         $      8.30                    $         5.03
     Maximum sales charge (4.75% of offering
       price)                                                              0.41                              0.25
                                                                    -----------                    --------------
     Maximum offering price to public                               $      8.71                    $         5.28
                                                                    ===========                    ==============
Class B:
     Net assets                                                     $ 3,055,963                    $   67,138,996
     Shares outstanding                                                 368,456                        13,341,244
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                             $      8.29                    $         5.03
                                                                    ===========                    ==============

Class II:
     Net assets                                                            --                      $   20,382,737
     Shares outstanding                                                    --                           4,039,070
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                               --                      $         5.05
     Maximum sales charge (1.00% of offering
       price)                                                              --                                0.05
                                                                    -----------                    --------------
     Maximum offering price to public                                      --                      $         5.10
                                                                    ===========                    ==============

Class C:
     Net assets                                                     $ 1,007,493                              --
     Shares outstanding                                                 121,476                              --
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                             $      8.29                              --
                                                                    ===========                    ==============

Class I:
     Net assets                                                     $ 2,139,306                              --
     Shares outstanding                                                 258,058                              --
     Net asset value, offering and redemption
      price per share                                               $      8.29                              --
                                                                    ===========                    ==============

Class II:
     Net assets                                                     $62,976,703                              --
     Shares outstanding                                               7,611,784                              --
     Net asset value, offering and redemption
      price per share                                               $      8.27                              --
                                                                    ===========                    ==============

Class Z:
     Net assets                                                            --                                --
     Shares outstanding                                                    --                                --
     Net asset value, offering and redemption
      price per share                                                      --                                --
                                                                    ===========                    ==============




                                                                                                    Pro Forma
                                                                   Pro Forma                         Combined
                                                                  Adjustments                        (Note 1)
                                                             ---------------------             --------------------
Class A:
     Net assets                                                            ($252)(A)                $53,475,770
     Shares outstanding                                                   39,914 (B)                 10,633,813
     Net asset value and redemption price per
      share                                                                 --                      $      5.03
     Maximum sales charge (4.75% of offering
       price)                                                               --                             0.25
                                                                 ---------------                    -----------
     Maximum offering price to public                                       --                      $      5.28
                                                                 ===============                    ===========
Class B:
     Net assets                                                          ($1,508)(A)                $70,193,451
     Shares outstanding                                                  238,792 (C)                 13,948,492
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                     --                      $      5.03
                                                                 ===============                    ===========

Class II:
     Net assets                                                       $1,006,996 (C)                $21,389,733
     Shares outstanding                                                  199,405 (H)                  4,238,475
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                --                      $      5.05
     Maximum sales charge (1.00% of offering
       price)                                                               --                             0.05
                                                                 ---------------                    -----------
     Maximum offering price to public                                       --                      $      5.10
                                                                 ===============                    ===========

Class C:
     Net assets                                                      ($1,007,493)(A)(H)             $         0
     Shares outstanding                                                 (121,476)(D)(H)                       0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                     --                             --
                                                                 ===============                    ===========

Class I:
     Net assets                                                          ($1,056)(A)                $ 2,138,250
     Shares outstanding                                                  167,041 (E)                    425,099
     Net asset value, offering and redemption
      price per share                                                       --                      $      5.03
                                                                 ===============                    ===========

Class II:
     Net assets                                                     ($62,976,703)(A)                $         0
     Shares outstanding                                               (7,611,784)(F)(G)                       0
     Net asset value, offering and redemption
      price per share                                                       --                             --
                                                                 ===============                    ===========

Class Z:
     Net assets                                                      $62,945,618 (A)                $62,945,618
     Shares outstanding                                               12,514,039 (G)                 12,514,039
     Net asset value, offering and redemption
      price per share                                                       --                      $      5.03
                                                                 ===============                    ===========




 @  To be renamed the SunAmerica Income Funds High Yield Bond Fund

(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds High Yield Bond Fund to be expensed prior to the reorganization
(B) Prior to the merger North American Funds High Yield Bond Class A shareholders will receive 1.650255775 shares for every one share previously held
(C) Prior to the merger North American Funds High Yield Bond Class B shareholders will receive 1.648086922 shares for every one share previously held
(D) Prior to the merger North American Funds High Yield Bond Class C shareholders will receive 1.641518889 shares for every one share previously held
(E) Prior to the merger North American Funds High Yield Bond Class I shareholders will receive 1.647300219 shares for every one share previously held
(F) Prior to the merger North American Funds High Yield Bond Class II shareholders will receive 1.644034959 shares for every one share previously held
(G) Class II shares of North American Funds High Yield Bond will be redesignated Class Z shares
(H) Class C shares of North American Funds High Yield Bond will be redesignated Class II shares

See Notes to Pro Forma Financial Statements

SUNAMERICA INCOME FUNDS HIGH INCOME FUND@
NORTH AMERICAN FUNDS HIGH YIELD BOND FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                                 North American Funds   SunAmerica Income Funds
                                                                                   High Yield Bond            High Income
                                                                                         Fund                    Fund
                                                                                 --------------------   -----------------------
INVESTMENT INCOME:
Income:
     Interest                                                                          $  7,835,798            $ 17,883,356
     Dividends                                                                               78,000                 908,633
                                                                                       ------------            ------------
            Total investment income                                                       7,913,798              18,791,989
                                                                                       ------------            ------------
Expenses:
     Investment advisory and management fees                                                565,659               1,110,891
     Distribution and service maintenance fees
        Class A                                                                               1,731                 206,332
        Class B                                                                              24,449                 747,281
        Class II                                                                                  0                 144,388
        Class C                                                                              13,749                       0
        Class I                                                                               4,673                       0
     Transfer agent fees and expenses                                                       113,761                       0
         Class A                                                                                  0                 161,289
         Class B                                                                                  0                 190,154
         Class II                                                                                 0                  36,764
         Class I                                                                                  0                       0
         Class Z                                                                                  0                       0
     Registration fees                                                                       45,056                       0
         Class A                                                                                  0                  12,634
         Class B                                                                                  0                  13,099
         Class II                                                                                 0                  10,751
         Class I                                                                                  0                       0
         Class Z                                                                                  0                       0
      Accounting/administration                                                              73,965                       0
     Custodian fees and expenses                                                             37,963                  73,095
     Audit and legal fees                                                                    29,583                  39,385
     Miscellaneous expenses                                                                  30,604                 124,433
                                                                                       ------------            ------------
         Total expenses                                                                     941,193               2,870,496
         Less: expenses waived/reimbursed by investment adviser                            (108,097)                (19,084)
         Less: custody credits earned on cash balances                                            0                  (9,390)
                                                                                       ------------            ------------
         Net expenses                                                                       833,096               2,842,022
                                                                                       ------------            ------------
Net investment income (loss)                                                              7,080,702              15,949,967
                                                                                       ------------            ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                  (4,239,102)            (16,143,908)
Net realized gain (loss) on foreign currency and other assets and liabilities                     0                  (8,968)
Net change in unrealized appreciation/depreciation of
  investments                                                                               352,120             (11,854,643)
                                                                                       ------------            ------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                         (3,886,982)            (28,007,519)
                                                                                       ------------            ------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                    $  3,193,720            ($12,057,552)
                                                                                       ============            ============



                                                                                                               Pro Forma
                                                                                     Pro Forma                 Combined
                                                                                    Adjustments                (Note 1)
                                                                                ------------------------  --------------------
INVESTMENT INCOME:
Income:
     Interest                                                                        $          0             $ 25,719,154
     Dividends                                                                                  0                  986,633
                                                                                     ------------             ------------
            Total investment income                                                             0               26,705,787
                                                                                     ------------             ------------
Expenses:
     Investment advisory and management fees                                              (56,428)(I)            1,620,122
     Distribution and service maintenance fees
        Class A                                                                                 0                  208,063
        Class B                                                                                 0                  771,730
        Class II                                                                           13,749 (H)              158,137
        Class C                                                                           (13,749)(H)                    0
        Class I                                                                                 0                    4,673
     Transfer agent fees and expenses                                                    (113,761)(I)                    0
         Class A                                                                            1,335 (I)              162,624
         Class B                                                                            6,112 (I)              196,266
         Class II                                                                           3,987 (I)               40,751
         Class I                                                                            6,542 (I)                6,542
         Class Z                                                                           24,952 (I)               24,952
     Registration fees                                                                    (45,056)(I)                    0
         Class A                                                                            2,366 (I)               15,000
         Class B                                                                            3,901 (I)               17,000
         Class II                                                                           1,249 (I)               12,000
         Class I                                                                            8,500 (I)                8,500
         Class Z                                                                           15,000 (I)               15,000
      Accounting/administration                                                           (73,965)(I)                    0
     Custodian fees and expenses                                                           (3,681)(I)              107,377
     Audit and legal fees                                                                 (33,968)(J)               35,000
     Miscellaneous expenses                                                               (25,037)(J)              130,000
                                                                                     ------------             ------------
         Total expenses                                                                  (277,952)               3,533,737
         Less: expenses waived/reimbursed by investment adviser                            99,894 (K)              (27,287)
         Less: custody credits earned on cash balances                                          0                   (9,390)
                                                                                     ------------             ------------
         Net expenses                                                                    (178,058)               3,497,060
                                                                                     ------------             ------------
Net investment income (loss)                                                              178,058               23,208,727
                                                                                     ------------             ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                         0              (20,383,010)
Net realized gain (loss) on foreign currency and other assets and liabilities                   0                   (8,968)
Net change in unrealized appreciation/depreciation of
  investments                                                                                   0              (11,502,523)
                                                                                     ------------             ------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                                0              (31,894,501)
                                                                                     ------------             ------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                  $    178,058             ($ 8,685,774)
                                                                                     ============             ============


(H) Class C shares of North American Funds High Yield Bond will be redesignated Class II shares
(I) Reflects adjustments to expenses based on fee schedules and combined net assets for the reorganized fund
(J) Reflects the elimination of duplicate services or fees
(K) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)


                      Principal/Shares
-----------------------------------------------------------
   High Yield               High               Pro Forma
      Bond                 Income               Combined                            Description                  Coupon
----------------   -----------------------   ---------------------------------------------------------------    ---------
                                                             CORPORATE BONDS & NOTES
                                                             Aerospace & Military Technology
        130,000                         -          130,000   BE Aerospace Inc.                                      9.50
        700,000                         -          700,000   K & F Industries Inc.                                  9.25
        100,000                         -          100,000   Sequa Corp.                                            8.88
                                                             Apparel & Textiles
        300,000                         -          300,000   Anvil Knitwear Inc.                                   10.88
        675,000                         -          675,000   Galey & Lord Inc.                                      9.13
                                                             Automotive
        250,000                         -          250,000   Diamond Triumph Auto Glass Inc.                        9.25
        800,000                         -          800,000   Prestolite Electric Inc.                               9.63
        750,000                         -          750,000   Stanadyne Automotive Corp.                            10.25
                                                             Banks
        500,000                         -          500,000   Western Financial Bank                                 8.50
                                                             Broadcasting
              -                 1,600,000        1,600,000   Big City Radio, Inc.                                  11.25
              -                   375,000          375,000   CD Radio, Inc. (1)(2)                                  0.00
        600,000                         -          600,000   Coaxial Communications of Central Ohio,  Inc.         10.00
        870,000                         -          870,000   Cumulus Media, Inc.                                   10.38
              -                 1,000,000        1,000,000   Radio One, Inc., Series B                             12.00
        750,000                 1,500,000        2,250,000   Shop At Home, Inc.                                    11.00
        300,000                         -          300,000   STC Broadcasting, Inc.                                11.00
              -                 1,000,000        1,000,000   XM Satellite Radio, Inc.                              14.00
                                                             Business Services
      1,500,000                         -        1,500,000   Anthony Crane Rental L.P.                             10.38
              -                 1,750,000        1,750,000   Earthwatch, Inc. (1)                                   0.00
        300,000                         -          300,000   Integrated Electrical Services                         9.38
                                                             Cable
              -                 3,925,000        3,925,000   Adelphia Communications Corp., Series B                8.13
              -                 1,625,000        1,625,000   Comcast UK Cable Partners Ltd.                        11.20
              -                 1,500,000        1,500,000   Echostar Communications Corp.                          4.88
              -                 2,000,000        2,000,000   Echostar DBS Corp.                                     9.25
      1,000,000                         -        1,000,000   Frontiervision Holdings LP                             0.00
              -                 2,500,000        2,500,000   Mediacom LLC/Capital Corp., Series B                   8.50
              -                 2,750,000        2,750,000   UIH Australia Pacific, Inc., Series B (1)              0.00
              -                 2,775,000        2,775,000   UnitedGlobalCom, Inc., Series B (1)                    0.00
                                                             Cellular
        900,000                 1,000,000        1,900,000   Airgate PCS, Inc. (1)(2)                               0.00
        525,000                         -          525,000   American Cellular Corp.                                9.50
        250,000                         -          250,000   AT&T Wireless Services, Inc. (2)                       7.88
              -                 4,500,000        4,500,000   Leap Wireless International, Inc. (1)                  0.00
              -                 3,750,000        3,750,000   McCaw International Ltd. (1)                           0.00
        350,000                         -          350,000   Nextel Communications, Inc.                            9.38
              -                 1,000,000        1,000,000   SBA Communications Corp. (2)                          10.25
         75,000                         -           75,000   Spectrasite Holdings Inc.                             10.75
      1,000,000                         -        1,000,000   Spectrasite Holdings Inc. (1)                          0.00
              -                 1,500,000        1,500,000   Spectrasite Holdings Inc. (1)                          0.00
        175,000                         -          175,000   Triton PCS, Inc.                                       9.38
                                                             Chemicals
      1,000,000                         -        1,000,000   Borden Chemicals & Plastics (6)                        9.50
        350,000                         -          350,000   GEO Specialty Chemicals                               10.13
              -                   500,000          500,000   Hercules, Inc. (2)(3)                                 11.13
              -                 2,000,000        2,000,000   Huntsman Corp. (3)(4)                                  9.45
        350,000                         -          350,000   Koppers Industries, Inc.                               9.88
        500,000                         -          500,000   Royster-Clark, Inc.                                   10.25
                                                             Conglomerate


           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)




                                                                             High Yield      High        Pro Forma
                         Description                     Maturity Date         Bond         Income        Combined
-------------------------------------------------       ----------------    ----------    ----------    ------------

  CORPORATE BONDS & NOTES                                                       83.3%         69.8%           74.3%
  Aerospace & Military Technology                                                1.4%          0.0%            0.5%
  BE Aerospace Inc.                                            11/01/08
  K & F Industries Inc.                                        10/15/07
  Sequa Corp.                                                    4/1/08
  Apparel & Textiles                                                             1.1%          0.0%            0.4%
  Anvil Knitwear Inc.                                           3/15/07
  Galey & Lord Inc.                                              3/1/08
  Automotive                                                                     1.8%          0.0%            0.6%
  Diamond Triumph Auto Glass Inc.                                4/1/08
  Prestolite Electric Inc.                                       2/1/08
  Stanadyne Automotive Corp.                                   12/15/07
  Banks                                                                          0.7%          0.0%            0.2%
  Western Financial Bank                                         7/1/03
  Broadcasting                                                                   3.5%          2.8%            3.1%
  Big City Radio, Inc.                                          3/15/05
  CD Radio, Inc. (1)(2)                                         12/1/07
  Coaxial Communications of Central Ohio,  Inc.                 8/15/06
  Cumulus Media, Inc.                                            7/1/08
  Radio One, Inc., Series B                                     5/15/04
  Shop At Home, Inc.                                             4/1/05
  STC Broadcasting, Inc.                                        3/15/07
  XM Satellite Radio, Inc.                                      3/15/10
  Business Services                                                              1.4%          1.1%            1.2%
  Anthony Crane Rental L.P.                                      8/1/08
  Earthwatch, Inc. (1)                                          7/15/07
  Integrated Electrical Services                                 2/1/09
  Cable                                                                          1.5%          9.8%            7.0%
  Adelphia Communications Corp., Series B                       7/15/03
  Comcast UK Cable Partners Ltd.                               11/15/07
  Echostar Communications Corp.                                  1/1/07
  Echostar DBS Corp.                                             2/1/06
  Frontiervision Holdings LP                                    9/15/07
  Mediacom LLC/Capital Corp., Series B                          4/15/08
  UIH Australia Pacific, Inc., Series B (1)                     5/15/06
  UnitedGlobalCom, Inc., Series B (1)                           2/15/08
  Cellular                                                                       3.2%          4.1%            3.8%
  Airgate PCS, Inc. (1)(2)                                      10/1/09
  American Cellular Corp.                                      10/15/09
  AT&T Wireless Services, Inc. (2)                               3/1/11
  Leap Wireless International, Inc. (1)                         4/15/10
  McCaw International Ltd. (1)                                  4/15/07
  Nextel Communications, Inc.                                  11/15/09
  SBA Communications Corp. (2)                                   2/1/09
  Spectrasite Holdings Inc.                                     3/15/10
  Spectrasite Holdings Inc. (1)                                 3/15/10
  Spectrasite Holdings Inc. (1)                                 4/15/09
  Triton PCS, Inc.                                               2/1/11
  Chemicals                                                                      2.0%          1.5%            1.6%
  Borden Chemicals & Plastics (6)                                5/1/05
  GEO Specialty Chemicals                                        8/1/08
  Hercules, Inc. (2)(3)                                        11/15/07
  Huntsman Corp. (3)(4)                                          7/1/07
  Koppers Industries, Inc.                                      12/1/07
  Royster-Clark, Inc.                                            4/1/09
  Conglomerate                                                                   0.5%          0.0%            0.2%


                                                                           Market Value
                                                       ------------------------------------------------------
                                                          High Yield            High            Pro Forma
                         Description                         Bond              Income            Combined
-------------------------------------------------      ----------------    --------------    ----------------
  CORPORATE BONDS & NOTES
  Aerospace & Military Technology
  BE Aerospace Inc.                                            133,575                 -             133,575
  K & F Industries Inc.                                        721,000                 -             721,000
  Sequa Corp.                                                  100,375                 -             100,375
  Apparel & Textiles
  Anvil Knitwear Inc.                                          285,000                 -             285,000
  Galey & Lord Inc.                                            452,250                 -             452,250
  Automotive
  Diamond Triumph Auto Glass Inc.                              220,000                 -             220,000
  Prestolite Electric Inc.                                     360,000                 -             360,000
  Stanadyne Automotive Corp.                                   652,500                 -             652,500
  Banks
  Western Financial Bank                                       486,625                 -             486,625
  Broadcasting
  Big City Radio, Inc.                                               -           752,000             752,000
  CD Radio, Inc. (1)(2)                                              -           146,250             146,250
  Coaxial Communications of Central Ohio,  Inc.                595,500                 -             595,500
  Cumulus Media, Inc.                                          811,275                 -             811,275
  Radio One, Inc., Series B                                          -         1,050,000           1,050,000
  Shop At Home, Inc.                                           738,750         1,479,375           2,218,125
  STC Broadcasting, Inc.                                       282,000                 -             282,000
  XM Satellite Radio, Inc.                                           -           550,000             550,000
  Business Services
  Anthony Crane Rental L.P.                                    663,750                 -             663,750
  Earthwatch, Inc. (1)                                               -         1,502,550           1,502,550
  Integrated Electrical Services                               291,375                 -             291,375
  Cable
  Adelphia Communications Corp., Series B                            -         3,817,063           3,817,063
  Comcast UK Cable Partners Ltd.                                     -         1,462,500           1,462,500
  Echostar Communications Corp.                                      -         1,332,750           1,332,750
  Echostar DBS Corp.                                                 -         1,990,000           1,990,000
  Frontiervision Holdings LP                                 1,000,000                 -           1,000,000
  Mediacom LLC/Capital Corp., Series B                               -         2,350,000           2,350,000
  UIH Australia Pacific, Inc., Series B (1)                          -         1,512,500           1,512,500
  UnitedGlobalCom, Inc., Series B (1)                                -         1,332,000           1,332,000
  Cellular
  Airgate PCS, Inc. (1)(2)                                     535,500           595,000           1,130,500
  American Cellular Corp.                                      506,625                 -             506,625
  AT&T Wireless Services, Inc. (2)                             250,012                 -             250,012
  Leap Wireless International, Inc. (1)                              -         1,192,500           1,192,500
  McCaw International Ltd. (1)                                       -         2,400,000           2,400,000
  Nextel Communications, Inc.                                  296,188                 -             296,188
  SBA Communications Corp. (2)                                       -           950,000             950,000
  Spectrasite Holdings Inc.                                     65,250                 -              65,250
  Spectrasite Holdings Inc. (1)                                440,000                 -             440,000
  Spectrasite Holdings Inc. (1)                                      -           675,000             675,000
  Triton PCS, Inc.                                             168,000                 -             168,000
  Chemicals
  Borden Chemicals & Plastics (6)                              360,000                 -             360,000
  GEO Specialty Chemicals                                      304,500                 -             304,500
  Hercules, Inc. (2)(3)                                              -           505,000             505,000
  Huntsman Corp. (3)(4)                                              -         1,540,000           1,540,000
  Koppers Industries, Inc.                                     329,000                 -             329,000
  Royster-Clark, Inc.                                          400,000                 -             400,000
  Conglomerate

           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)


                      Principal/Shares
-----------------------------------------------------------
   High Yield               High               Pro Forma
      Bond                 Income               Combined                            Description              Coupon
----------------   -----------------------   -------------------------------------------------------------  ---------

        900,000                         -          900,000   Grove Worldwide LLC (6)                            9.25
        300,000                         -          300,000   Penhall International, Inc.                       12.00
                                                             Consumer Goods
              -                 3,000,000        3,000,000   Evenflo Co., Inc., Series B                       11.75
              -                 2,300,000        2,300,000   Polymer Group, Inc., Series B                      9.00
              -                 1,500,000        1,500,000   Polymer Group, Inc., Series B                      8.75
                                                             Consumer Services
        540,000                         -          540,000   Allied Waste North America, Inc.                  10.00
              -                 3,000,000        3,000,000   Allied Waste North America, Inc., Series B         7.63
      1,000,000                         -        1,000,000   KinderCare Learning Centers                        9.50
        300,000                         -          300,000   Rent-A-Center, Inc.                               11.00
                                                             Electrical Equipment
        750,000                         -          750,000   Metromedia Fiber Network, Inc.                    10.00
        150,000                         -          150,000   Viasystems, Inc.                                   9.75
                                                             Energy
        850,000                         -          850,000   Frontier Oil Corp.                                11.75
        135,000                         -          135,000   Grey Wolf, Inc.                                    8.88
        625,000                         -          625,000   HS Resources, Inc.                                 9.25
        650,000                         -          650,000   HS Resources, Inc.                                 9.25
        550,000                         -          550,000   KCS Energy, Inc.                                   8.88
              -                 3,250,000        3,250,000   P&L Coal Holdings Corp., Series B                  8.88
        315,000                         -          315,000   Triton Energy Ltd.                                 9.25
                                                             Energy Services
        150,000                 2,000,000        2,150,000   AES Corp.                                          8.75
        525,000                         -          525,000   AmeriGas Partners LP/AmeriGas Eagle
                                                             Finance Corp. (2)(3)                              10.00
              -                 1,500,000        1,500,000   CMS Energy Corp                                    8.50
         90,000                         -           90,000   Grant Prideco, Inc. (2)(3)                         9.63
              -                 1,000,000        1,000,000   Gulfmark Offshore, Inc.                            8.75
        110,000                         -          110,000   Key Energy Services, Inc. (3)                      8.38
              -                 1,500,000        1,500,000   Key Energy Services, Inc., Series B               14.00
              -                 1,000,000        1,000,000   R&B Falcon Corp.                                   6.95
         25,000                         -           25,000   R&B Falcon Corp.                                   9.50
              -                 1,500,000        1,500,000   R&B Falcon Corp.                                  12.25
         50,000                         -           50,000   Swift Energy Co.                                  10.25
              -                 2,250,000        2,250,000   Western Gas Resources, Inc. (3)                   10.00
                                                             Financial Services
              -                 1,000,000        1,000,000   Alamosa Delaware, Inc. (3)                        12.50
        625,000                 1,500,000        2,125,000   Americredit Corp.                                  9.25
              -                   500,000          500,000   Americredit Corp., Series B                        9.88
              -                 2,000,000        2,000,000   Bank United Capital Trust (5)                     10.25
        800,000                         -          800,000   Caithness Coso Funding Corp.                       9.05
         80,000                         -           80,000   Charter Communications Holdings Capital Corp.     10.75
        500,000                         -          500,000   Charter Communications Holdings Capital Corp.     11.13
        600,000                         -          600,000   Insight Capital, Inc. (2)(3)                      10.50
        555,000                 1,750,000        2,305,000   LaBranche & Company, Inc.                         12.00
        250,000                         -          250,000   Nexstar Finance LLC/Nexstar Finance, Inc. (3)     12.00
        530,000                         -          530,000   Telewest Finance Ltd. (3)                          6.00
        300,000                         -          300,000   Unilab Finance Corp.                              12.75
        250,000                 1,500,000        1,750,000   Western Financial Savings Bank                     8.88
                                                             Food, Beverage & Tobacco
      1,000,000                         -        1,000,000   Agrilink Foods, Inc.                              11.88
        500,000                         -          500,000   Fleming Cos.,  Inc.                               10.63
                                                             Forest Products
      1,200,000                         -        1,200,000   Bear Island Paper Co. LLC                         10.00
        300,000                         -          300,000   Fibermark, Inc.                                    9.38
        750,000                         -          750,000   Packaged Ice, Inc.                                 9.75






                                                                     High Yield      High        Pro Forma
                         Description              Maturity Date         Bond         Income        Combined
-----------------------------------------------  ----------------    ----------    ----------    ------------
  Grove Worldwide LLC (6)                                 5/1/08
  Penhall International, Inc.                             8/1/06
  Consumer Goods                                                          0.0%          2.9%            1.9%
  Evenflo Co., Inc., Series B                            8/15/06
  Polymer Group, Inc., Series B                           7/1/07
  Polymer Group, Inc., Series B                           3/1/08
  Consumer Services                                                       2.6%          2.1%            2.2%
  Allied Waste North America, Inc.                        8/1/09
  Allied Waste North America, Inc., Series B              1/1/06
  KinderCare Learning Centers                            2/15/09
  Rent-A-Center, Inc.                                    8/15/08
  Electrical Equipment                                                    1.0%          0.0%            0.3%
  Metromedia Fiber Network, Inc.                        12/15/09
  Viasystems, Inc.                                        6/1/07
  Energy                                                                  4.6%          2.4%            3.1%
  Frontier Oil Corp.                                    11/15/09
  Grey Wolf, Inc.                                         7/1/07
  HS Resources, Inc.                                    11/15/06
  HS Resources, Inc.                                    11/15/06
  KCS Energy, Inc.                                       1/15/06
  P&L Coal Holdings Corp., Series B                      5/15/08
  Triton Energy Ltd.                                     4/15/05
  Energy Services                                                         1.4%          8.3%            6.0%
  AES Corp.                                             12/15/02
  AmeriGas Partners LP/AmeriGas Eagle
  Finance Corp. (2)(3)                                   4/15/06
  CMS Energy Corp                                        4/15/11
  Grant Prideco, Inc. (2)(3)                             12/1/07
  Gulfmark Offshore, Inc.                                 6/1/08
  Key Energy Services, Inc. (3)                           3/1/08
  Key Energy Services, Inc., Series B                    1/15/09
  R&B Falcon Corp.                                       4/15/08
  R&B Falcon Corp.                                      12/15/08
  R&B Falcon Corp.                                       3/15/06
  Swift Energy Co.                                        8/1/09
  Western Gas Resources, Inc. (3)                        6/15/09
  Financial Services                                                      6.4%          5.7%            6.0%
  Alamosa Delaware, Inc. (3)                              2/1/11
  Americredit Corp.                                       2/1/04
  Americredit Corp., Series B                            4/15/06
  Bank United Capital Trust (5)                         12/31/26
  Caithness Coso Funding Corp.                          12/15/09
  Charter Communications Holdings Capital Corp.          10/1/09
  Charter Communications Holdings Capital Corp.          1/15/11
  Insight Capital, Inc. (2)(3)                           11/1/10
  LaBranche & Company, Inc.                               3/2/07
  Nexstar Finance LLC/Nexstar Finance, Inc. (3)           4/1/08
  Telewest Finance Ltd. (3)                               7/7/05
  Unilab Finance Corp.                                   10/1/09
  Western Financial Savings Bank                          8/1/07
  Food, Beverage & Tobacco                                                1.9%          0.0%            0.6%
  Agrilink Foods, Inc.                                   11/1/08
  Fleming Cos.,  Inc.                                    7/31/07
  Forest Products                                                         2.9%          0.0%            1.0%
  Bear Island Paper Co. LLC                              12/1/07
  Fibermark, Inc.                                       10/15/06
  Packaged Ice, Inc.                                      2/1/05



                                                                        Market Value
                                                   ------------------------------------------------------
                                                     High Yield            High            Pro Forma
                         Description                     Bond              Income            Combined
-----------------------------------------------    ----------------    --------------    ----------------

  Grove Worldwide LLC (6)                                   81,000                 -              81,000
  Penhall International, Inc.                              295,500                 -             295,500
  Consumer Goods
  Evenflo Co., Inc., Series B                                    -         2,250,000           2,250,000
  Polymer Group, Inc., Series B                                  -         1,104,000           1,104,000
  Polymer Group, Inc., Series B                                  -           690,000             690,000
  Consumer Services
  Allied Waste North America, Inc.                         550,125                 -             550,125
  Allied Waste North America, Inc., Series B                     -         2,910,000           2,910,000
  KinderCare Learning Centers                              950,000                 -             950,000
  Rent-A-Center, Inc.                                      303,000                 -             303,000
  Electrical Equipment
  Metromedia Fiber Network, Inc.                           615,000                 -             615,000
  Viasystems, Inc.                                          94,500                 -              94,500
  Energy
  Frontier Oil Corp.                                       886,125                 -             886,125
  Grey Wolf, Inc.                                          136,350                 -             136,350
  HS Resources, Inc.                                       640,625                 -             640,625
  HS Resources, Inc.                                       672,750                 -             672,750
  KCS Energy, Inc.                                         514,250                 -             514,250
  P&L Coal Holdings Corp., Series B                              -         3,388,125           3,388,125
  Triton Energy Ltd.                                       327,600                 -             327,600
  Energy Services
  AES Corp.                                                152,250         2,030,000           2,182,250
  AmeriGas Partners LP/AmeriGas Eagle
  Finance Corp. (2)(3)                                     522,422                 -             522,422
  CMS Energy Corp                                                -         1,465,140           1,465,140
  Grant Prideco, Inc. (2)(3)                                94,500                 -              94,500
  Gulfmark Offshore, Inc.                                        -         1,002,500           1,002,500
  Key Energy Services, Inc. (3)                            113,187                 -             113,187
  Key Energy Services, Inc., Series B                            -         1,755,000           1,755,000
  R&B Falcon Corp.                                               -         1,019,155           1,019,155
  R&B Falcon Corp.                                          29,375                 -              29,375
  R&B Falcon Corp.                                               -         1,946,250           1,946,250
  Swift Energy Co.                                          52,625                 -              52,625
  Western Gas Resources, Inc. (3)                                -         2,385,000           2,385,000
  Financial Services
  Alamosa Delaware, Inc. (3)                                     -           992,500             992,500
  Americredit Corp.                                        612,500         1,470,000           2,082,500
  Americredit Corp., Series B                                    -           495,000             495,000
  Bank United Capital Trust (5)                                  -         1,700,000           1,700,000
  Caithness Coso Funding Corp.                             728,000                 -             728,000
  Charter Communications Holdings Capital Corp.             85,200                 -              85,200
  Charter Communications Holdings Capital Corp.            536,250                 -             536,250
  Insight Capital, Inc. (2)(3)                             639,000                 -             639,000
  LaBranche & Company, Inc.                                621,600         1,960,000           2,581,600
  Nexstar Finance LLC/Nexstar Finance, Inc. (3)            247,500                 -             247,500
  Telewest Finance Ltd. (3)                                417,503                 -             417,503
  Unilab Finance Corp.                                     333,750                 -             333,750
  Western Financial Savings Bank                           241,563         1,449,375           1,690,938
  Food, Beverage & Tobacco
  Agrilink Foods, Inc.                                     840,000                 -             840,000
  Fleming Cos.,  Inc.                                      500,000                 -             500,000
  Forest Products
  Bear Island Paper Co. LLC                              1,102,500                 -           1,102,500
  Fibermark, Inc.                                          291,000                 -             291,000
  Packaged Ice, Inc.                                       648,750                 -             648,750


           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)


                      Principal/Shares
-----------------------------------------------------------
   High Yield               High               Pro Forma
      Bond                 Income               Combined                            Description
----------------   -----------------------   ---------------------------------------------------------------------------
                                                             Gaming
              -                 1,500,000        1,500,000   Circus Circus Enterprises, Inc.
      1,000,000                         -        1,000,000   Hollywood Casino Shreveport
        500,000                         -          500,000   Horseshoe Gaming LLC
        450,000                         -          450,000   Isle of Capri Casinos Inc
              -                 3,500,000        3,500,000   MGM Grand, Inc.
        790,000                         -          790,000   Riviera Black Hawk Inc.
              -                 1,500,000        1,500,000   Station Casinos, Inc.
                                                             Housing
        350,000                         -          350,000   Beazer Homes USA, Inc.
        450,000                         -          450,000   Beazer Homes USA, Inc.
                                                             Household Products
        750,000                         -          750,000   Sealy Mattress Co. (1)
        200,000                         -          200,000   Sleepmaster LLC (3)
                                                             Health Services
              -                 1,750,000        1,750,000   Fresenius Medical Care Capital Trust I
              -                 1,750,000        1,750,000   Fresenius Medical Care Capital Trust II
        200,000                         -          200,000   Healthsouth Corp
        460,000                         -          460,000   IASIS Healthcare Corporation
        230,000                         -          230,000   LifePoint Hospitals Holdings, Inc.
        250,000                         -          250,000   Manor Care Inc  (OLD)
        500,000                         -          500,000   Omega Healthcare Investors, Inc.
              -                 3,250,000        3,250,000   Tenet Healthcare Corp.
      1,000,000                         -        1,000,000   Universal Hospital Services, Inc.
                                                             Leisure & Tourism
        800,000                         -          800,000   Cinemark USA, Inc.
        800,000                         -          800,000   Courtyard By Marriott, Inc.
        500,000                         -          500,000   Felcor Lodging LP
        150,000                         -          150,000   Felcor Lodging LP (3)
              -                 1,500,000        1,500,000   Felcor Suites LP
              -                 2,000,000        2,000,000   HMH Properties, Inc., Series A
              -                 1,000,000        1,000,000   ITT Corp.
        500,000                         -          500,000   Pinnacle Entertainment, Inc.
        350,000                         -          350,000   Pinnacle Entertainment, Inc.
        750,000                         -          750,000   True Temper Sports, Inc
        700,000                         -          700,000   YankeeNets LLC  (3)
                                                             Machinery
        200,000                         -          200,000   Calpine Corp
        400,000                         -          400,000   Lennar Corp
                                                             Manufacturing
              -                 2,600,000        2,600,000   Pentacon, Inc., Series B
              -                   500,000          500,000   Terex Corp. (2)(3)
                                                             Media
              -                 3,400,000        3,400,000   Orion Network Systems, Inc. (1)(2)
              -                 2,000,000        2,000,000   Park-N-View, Inc., Series B (5)(6)
        250,000                         -          250,000   Pegasus Communications Corp.
                                                             Medical Products
        500,000                         -          500,000   PSS World Medical, Inc.
                                                             Metals & Mining
              -                 1,500,000        1,500,000   Acme Metals, Inc. (5)(6)
              -                 3,000,000        3,000,000   Armco, Inc.
         50,000                         -           50,000   California Steel Industries, Inc.
              -                 2,000,000        2,000,000   Kaiser Aluminum & Chemical Corp.
              -                 3,000,000        3,000,000   Metal Management, Inc. (6)
        300,000                         -          300,000   Metals USA, Inc.
        300,000                         -          300,000   National Steel Corp.




                                                                                                   High Yield      High
                         Description                              Coupon       Maturity Date         Bond         Income
-------------------------------------------------------------    ---------    ----------------    ----------    ----------
  Gaming                                                                                               4.0%          4.6%
  Circus Circus Enterprises, Inc.                                    6.45              2/1/06
  Hollywood Casino Shreveport                                       13.00              8/1/06
  Horseshoe Gaming LLC                                               9.38             6/15/07
  Isle of Capri Casinos Inc                                          8.75             4/15/09
  MGM Grand, Inc.                                                    6.95              2/1/05
  Riviera Black Hawk Inc.                                           13.00              5/1/05
  Station Casinos, Inc.                                              9.88              7/1/10
  Housing                                                                                              1.1%          0.0%
  Beazer Homes USA, Inc.                                             9.00              3/1/04
  Beazer Homes USA, Inc.                                             8.88              4/1/08
  Household Products                                                                                   1.2%          0.0%
  Sealy Mattress Co. (1)                                             0.00            12/15/07
  Sleepmaster LLC (3)                                               11.00             5/15/09
  Health Services                                                                                      3.6%          4.8%
  Fresenius Medical Care Capital Trust I                             9.00             12/1/06
  Fresenius Medical Care Capital Trust II                            7.88              2/1/08
  Healthsouth Corp                                                  10.75             10/1/08
  IASIS Healthcare Corporation                                      13.00            10/15/09
  LifePoint Hospitals Holdings, Inc.                                10.75             5/15/09
  Manor Care Inc  (OLD)                                              7.50             6/15/06
  Omega Healthcare Investors, Inc.                                   6.95             6/15/02
  Tenet Healthcare Corp.                                             8.00             1/15/05
  Universal Hospital Services, Inc.                                 10.25              3/1/08
  Leisure & Tourism                                                                                    6.3%          3.1%
  Cinemark USA, Inc.                                                 9.63              8/1/08
  Courtyard By Marriott, Inc.                                       10.75              2/1/08
  Felcor Lodging LP                                                  9.50             9/15/08
  Felcor Lodging LP (3)                                              9.50             9/15/08
  Felcor Suites LP                                                   7.38             10/1/20
  HMH Properties, Inc., Series A                                     7.88              8/1/05
  ITT Corp.                                                          6.75            11/15/05
  Pinnacle Entertainment, Inc.                                       9.25             2/15/07
  Pinnacle Entertainment, Inc.                                       9.50              8/1/07
  True Temper Sports, Inc                                           10.88             12/1/08
  YankeeNets LLC  (3)                                               12.75              3/1/07
  Machinery                                                                                            0.9%          0.0%
  Calpine Corp                                                       7.75             4/15/09
  Lennar Corp                                                        9.95              5/1/10
  Manufacturing                                                                                        0.0%          1.1%
  Pentacon, Inc., Series B                                          12.25              4/1/09
  Terex Corp. (2)(3)                                                10.38              4/1/11
  Media                                                                                                0.3%          0.8%
  Orion Network Systems, Inc. (1)(2)                                 0.00             1/15/07
  Park-N-View, Inc., Series B (5)(6)                                13.00             5/15/08
  Pegasus Communications Corp.                                       9.75             12/1/06
  Medical Products                                                                                     0.6%          0.0%
  PSS World Medical, Inc.                                            8.50             10/1/07
  Metals & Mining                                                                                      2.6%          5.2%
  Acme Metals, Inc. (5)(6)                                          12.50              8/1/02
  Armco, Inc.                                                        8.88             12/1/08
  California Steel Industries, Inc.                                  8.50              4/1/09
  Kaiser Aluminum & Chemical Corp.                                  12.75              2/1/03
  Metal Management, Inc. (6)                                        10.00             5/15/08
  Metals USA, Inc.                                                   8.63             2/15/08
  National Steel Corp.                                               9.88              3/1/09


                                                                                     Market Value
                                                                ------------------------------------------------------
                                                   Pro Forma       High Yield            High            Pro Forma
                         Description               Combined           Bond              Income            Combined
-----------------------------------------------    --------     ----------------    --------------    ----------------
  Gaming                                               4.4%
  Circus Circus Enterprises, Inc.                                             -         1,397,070           1,397,070
  Hollywood Casino Shreveport                                         1,070,000                 -           1,070,000
  Horseshoe Gaming LLC                                                  515,000                 -             515,000
  Isle of Capri Casinos Inc                                             407,250                 -             407,250
  MGM Grand, Inc.                                                             -         3,485,650           3,485,650
  Riviera Black Hawk Inc.                                               790,000                 -             790,000
  Station Casinos, Inc.                                                       -         1,548,750           1,548,750
  Housing                                               0.4%
  Beazer Homes USA, Inc.                                                345,625                 -             345,625
  Beazer Homes USA, Inc.                                                436,500                 -             436,500
  Household Products                                    0.4%
  Sealy Mattress Co. (1)                                                646,875                 -             646,875
  Sleepmaster LLC (3)                                                   184,500                 -             184,500
  Health Services                                       4.4%
  Fresenius Medical Care Capital Trust I                                      -         1,771,875           1,771,875
  Fresenius Medical Care Capital Trust II                                     -         1,697,500           1,697,500
  Healthsouth Corp                                                      212,500                 -             212,500
  IASIS Healthcare Corporation                                          492,200                 -             492,200
  LifePoint Hospitals Holdings, Inc.                                    255,300                 -             255,300
  Manor Care Inc  (OLD)                                                 250,905                 -             250,905
  Omega Healthcare Investors, Inc.                                      445,345                 -             445,345
  Tenet Healthcare Corp.                                                      -         3,331,250           3,331,250
  Universal Hospital Services, Inc.                                     830,000                 -             830,000
  Leisure & Tourism                                     4.2%
  Cinemark USA, Inc.                                                    624,000                 -             624,000
  Courtyard By Marriott, Inc.                                           818,000                 -             818,000
  Felcor Lodging LP                                                     515,470                 -             515,470
  Felcor Lodging LP (3)                                                 155,250                 -             155,250
  Felcor Suites LP                                                            -         1,462,845           1,462,845
  HMH Properties, Inc., Series A                                              -         1,935,000           1,935,000
  ITT Corp.                                                                   -           986,450             986,450
  Pinnacle Entertainment, Inc.                                          495,000                 -             495,000
  Pinnacle Entertainment, Inc.                                          347,375                 -             347,375
  True Temper Sports, Inc                                               765,000                 -             765,000
  YankeeNets LLC  (3)                                                   690,375                 -             690,375
  Machinery                                             0.3%
  Calpine Corp                                                          194,514                 -             194,514
  Lennar Corp                                                           429,000                 -             429,000
  Manufacturing                                         0.7%
  Pentacon, Inc., Series B                                                    -         1,040,000           1,040,000
  Terex Corp. (2)(3)                                                          -           505,000             505,000
  Media                                                 0.6%
  Orion Network Systems, Inc. (1)(2)                                          -           901,000             901,000
  Park-N-View, Inc., Series B (5)(6)                                          -           200,000             200,000
  Pegasus Communications Corp.                                          238,750                 -             238,750
  Medical Products                                      0.2%
  PSS World Medical, Inc.                                               412,500                 -             412,500
  Metals & Mining                                       4.4%
  Acme Metals, Inc. (5)(6)                                                    -           825,000             825,000
  Armco, Inc.                                                                 -         2,790,000           2,790,000
  California Steel Industries, Inc.                                      45,750                 -              45,750
  Kaiser Aluminum & Chemical Corp.                                            -         1,720,000           1,720,000
  Metal Management, Inc. (6)                                                  -            75,000              75,000
  Metals USA, Inc.                                                      213,000                 -             213,000
  National Steel Corp.                                                  111,000                 -             111,000

           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)


                      Principal/Shares
-----------------------------------------------------------
   High Yield               High               Pro Forma
      Bond                 Income               Combined                            Description                              Coupon
----------------   -----------------------   ---------------------------------------------------------------------------    --------
         50,000                         -           50,000   PMD Group, Inc. (2)(3)                                            11.00
      1,150,000                         -        1,150,000   Renco Metals, Inc. (6)                                            11.50
        300,000                         -          300,000   Renco Steel Holdings, Inc.                                        10.88
        300,000                         -          300,000   Russel Metals, Inc.                                               10.00
              -                 2,250,000        2,250,000   Schuff Steel Co.                                                  10.50
      1,000,000                         -        1,000,000   WCI Steel, Inc. (2)                                               10.00
                                                             Pharmaceuticals
        200,000                         -          200,000   Caremark Rx, Inc.                                                  7.38
        600,000                         -          600,000   Express Scripts, Inc.                                              9.63
        250,000                         -          250,000   ICN Pharmaceuticals, Inc.                                          9.25
      1,425,000                         -        1,425,000   ICN Pharmaceuticals, Inc. (3)                                      9.75
        100,000                         -          100,000   ICN Pharmaceuticals, Inc. (2)(3)                                   8.75
        220,000                         -          220,000   King Pharmaceuticals, Inc.                                        10.75
        750,000                         -          750,000   PharMerica, Inc.                                                   8.38
                                                             Real Estate
        650,000                         -          650,000   La Quinta Properties, Inc.                                         7.51
              -                 1,450,000        1,450,000   LNR Property Corp.                                                10.50
        300,000                         -          300,000   WCI Communities, Inc. (3)                                         10.63
                                                             Restaurants
        300,000                         -          300,000   Domino's, Inc.                                                    10.38
                                                             Retail
        250,000                         -          250,000   Big 5 Corp., Series B                                             10.88
        110,000                         -          110,000   PEP Boys-Manny Moe & Jack                                          6.63
        430,000                         -          430,000   PEP Boys-Manny Moe & Jack                                          6.52
                                                             Telecommunications
              -                 1,750,000        1,750,000   AMSC Acquisition Co., Inc., Series B                              12.25
        150,000                         -          150,000   Arch Communications, Inc.                                         12.75
      1,350,000                         -        1,350,000   Benedek Communications Corp. (1)                                  13.25
      1,170,000                         -        1,170,000   Concentric Network Corp.                                          12.75
        500,000                         -          500,000   Condor Systems, Inc.                                              11.88
        350,000                         -          350,000   Crown Castle International Corp. (1)                               0.00
        350,000                         -          350,000   Crown Castle International Corp. (1)                               0.00
        310,000                         -          310,000   Exodus Communications, Inc.                                       11.63
              -                 1,250,000        1,250,000   Flag Telecom Holdings Ltd.                                         8.25
              -                 1,250,000        1,250,000   Flag Telecom Holdings Ltd.                                        11.63
      1,205,000                 3,575,000        4,780,000   Globix Corp.                                                      12.50
        900,000                         -          900,000   Golden Sky DBS, Inc. (1)                                           0.00
              -                 1,750,000        1,750,000   ICG Services, Inc. (1)                                             0.00
              -                 2,000,000        2,000,000   Intermedia Communications, Inc., Series B                          8.88
        500,000                 2,500,000        3,000,000   Level 3 Communications, Inc.                                      11.00
        750,000                         -          750,000   Level 3 Communications, Inc. (1)                                   0.00
        300,000                         -          300,000   McLeodUSA Inc                                                     11.38
      1,500,000                         -        1,500,000   Microcell Telecommunications (1)                                   0.00
              -                 1,850,000        1,850,000   Mpower Communications Corp.                                       13.00
        150,000                         -          150,000   Netia Holdings BV                                                 13.13
        250,000                         -          250,000   Netia Holdings BV                                                 10.25
        500,000                         -          500,000   Netia Holdings BV (1)                                              0.00
              -                 1,000,000        1,000,000   Nextel Partners, Inc.                                             11.00
              -                 1,000,000        1,000,000   Nextel Partners, Inc.                                             11.00
        700,000                         -          700,000   NTL Communications Corp.                                          11.50
        400,000                 1,500,000        1,900,000   NTL, Inc., Series B (1)                                            0.00
        500,000                         -          500,000   Orbcomm Global LP (6)                                             14.00
              -                 1,750,000        1,750,000   Primus Telecommunications, Inc.                                   12.75
        280,000                         -          280,000   PSINet, Inc.                                                      11.00
              -                 1,500,000        1,500,000   PSINet, Inc.                                                      11.50
              -                 1,500,000        1,500,000   Telehub Communications Corp.                                       1.00





                                                                                       High Yield      High        Pro Forma
                          Description                              Maturity Date         Bond         Income        Combined
--------------------------------------------------------------    ----------------    ----------    ----------    ------------
   PMD Group, Inc. (2)(3)                                                 2/28/11
   Renco Metals, Inc. (6)                                                  7/1/03
   Renco Steel Holdings, Inc.                                              2/1/05
   Russel Metals, Inc.                                                     6/1/09
   Schuff Steel Co.                                                        6/1/08
   WCI Steel, Inc. (2)                                                    12/1/04
   Pharmaceuticals                                                                         5.0%          0.0%            1.7%
   Caremark Rx, Inc.                                                      10/1/06
   Express Scripts, Inc.                                                  6/15/09
   ICN Pharmaceuticals, Inc.                                              8/15/05
   ICN Pharmaceuticals, Inc. (3)                                         11/15/08
   ICN Pharmaceuticals, Inc. (2)(3)                                      11/15/08
   King Pharmaceuticals, Inc.                                             2/15/09
   PharMerica, Inc.                                                        4/1/08
   Real Estate                                                                             1.1%          1.0%            1.1%
   La Quinta Properties, Inc.                                             9/26/03
   LNR Property Corp.                                                     1/15/09
   WCI Communities, Inc. (3)                                              2/15/11
   Restaurants                                                                             0.4%          0.0%            0.2%
   Domino's, Inc.                                                         1/15/09
   Retail                                                                                  1.0%          0.0%            0.3%
   Big 5 Corp., Series B                                                 11/15/07
   PEP Boys-Manny Moe & Jack                                              5/15/03
   PEP Boys-Manny Moe & Jack                                              7/16/07
   Telecommunications                                                                     11.1%          8.5%            9.3%
   AMSC Acquisition Co., Inc., Series B                                    4/1/08
   Arch Communications, Inc.                                               7/1/07
   Benedek Communications Corp. (1)                                       5/15/06
   Concentric Network Corp.                                              12/15/07
   Condor Systems, Inc.                                                    5/1/09
   Crown Castle International Corp. (1)                                  11/15/07
   Crown Castle International Corp. (1)                                   5/15/11
   Exodus Communications, Inc.                                            7/15/10
   Flag Telecom Holdings Ltd.                                             1/30/08
   Flag Telecom Holdings Ltd.                                             3/30/10
   Globix Corp.                                                            2/1/10
   Golden Sky DBS, Inc. (1)                                                3/1/07
   ICG Services, Inc. (1)                                                  5/1/08
   Intermedia Communications, Inc., Series B                              11/1/07
   Level 3 Communications, Inc.                                           3/15/08
   Level 3 Communications, Inc. (1)                                       3/15/10
   McLeodUSA Inc                                                           1/1/09
   Microcell Telecommunications (1)                                        6/1/09
   Mpower Communications Corp.                                             4/1/10
   Netia Holdings BV                                                      6/15/09
   Netia Holdings BV                                                      11/1/07
   Netia Holdings BV (1)                                                  11/1/07
   Nextel Partners, Inc.                                                  3/15/10
   Nextel Partners, Inc.                                                  3/15/10
   NTL Communications Corp.                                               10/1/08
   NTL, Inc., Series B (1)                                                 4/1/08
   Orbcomm Global LP (6)                                                  8/15/04
   Primus Telecommunications, Inc.                                       10/15/09
   PSINet, Inc.                                                            8/1/09
   PSINet, Inc.                                                           11/1/08
   Telehub Communications Corp.                                           7/31/05


                                                                                          Market Value
                                                                    ------------------------------------------------------
                                                                        High Yield            High            Pro Forma
                          Description                                      Bond              Income            Combined
--------------------------------------------------------------       ----------------    --------------    ----------------
   PMD Group, Inc. (2)(3)                                                     52,000                 -              52,000
   Renco Metals, Inc. (6)                                                    112,125                 -             112,125
   Renco Steel Holdings, Inc.                                                126,000                 -             126,000
   Russel Metals, Inc.                                                       280,500                 -             280,500
   Schuff Steel Co.                                                                -         1,935,000           1,935,000
   WCI Steel, Inc. (2)                                                       870,000                 -             870,000
   Pharmaceuticals
   Caremark Rx, Inc.                                                         188,000                 -             188,000
   Express Scripts, Inc.                                                     643,500                 -             643,500
   ICN Pharmaceuticals, Inc.                                                 253,750                 -             253,750
   ICN Pharmaceuticals, Inc. (3)                                           1,407,188                 -           1,407,188
   ICN Pharmaceuticals, Inc. (2)(3)                                           99,000                 -              99,000
   King Pharmaceuticals, Inc.                                                234,850                 -             234,850
   PharMerica, Inc.                                                          650,625                 -             650,625
   Real Estate
   La Quinta Properties, Inc.                                                491,288                 -             491,288
   LNR Property Corp.                                                              -         1,399,250           1,399,250
   WCI Communities, Inc. (3)                                                 309,750                 -             309,750
   Restaurants
   Domino's, Inc.                                                            304,500                 -             304,500
   Retail
   Big 5 Corp., Series B                                                     230,000                 -             230,000
   PEP Boys-Manny Moe & Jack                                                  91,300                 -              91,300
   PEP Boys-Manny Moe & Jack                                                 356,900                 -             356,900
   Telecommunications
   AMSC Acquisition Co., Inc., Series B                                            -           743,750             743,750
   Arch Communications, Inc.                                                  51,000                 -              51,000
   Benedek Communications Corp. (1)                                          904,500                 -             904,500
   Concentric Network Corp.                                                  819,000                 -             819,000
   Condor Systems, Inc.                                                      370,000                 -             370,000
   Crown Castle International Corp. (1)                                      290,500                 -             290,500
   Crown Castle International Corp. (1)                                      245,000                 -             245,000
   Exodus Communications, Inc.                                               244,900                 -             244,900
   Flag Telecom Holdings Ltd.                                                      -         1,125,000           1,125,000
   Flag Telecom Holdings Ltd.                                                      -           975,000             975,000
   Globix Corp.                                                              361,500         1,036,750           1,398,250
   Golden Sky DBS, Inc. (1)                                                  558,000                 -             558,000
   ICG Services, Inc. (1)                                                          -            96,250              96,250
   Intermedia Communications, Inc., Series B                                       -         1,960,000           1,960,000
   Level 3 Communications, Inc.                                              390,000         1,950,000           2,340,000
   Level 3 Communications, Inc. (1)                                          307,500                 -             307,500
   McLeodUSA Inc                                                             295,500                 -             295,500
   Microcell Telecommunications (1)                                          900,000                 -             900,000
   Mpower Communications Corp.                                                     -           758,500             758,500
   Netia Holdings BV                                                         115,500                 -             115,500
   Netia Holdings BV                                                         170,000                 -             170,000
   Netia Holdings BV (1)                                                     295,000                 -             295,000
   Nextel Partners, Inc.                                                           -           865,000             865,000
   Nextel Partners, Inc.                                                           -           875,000             875,000
   NTL Communications Corp.                                                  623,000                 -             623,000
   NTL, Inc., Series B (1)                                                   240,000           862,500           1,102,500
   Orbcomm Global LP (6)                                                       8,125                 -               8,125
   Primus Telecommunications, Inc.                                                 -           490,000             490,000
   PSINet, Inc.                                                               25,200                 -              25,200
   PSINet, Inc.                                                                    -           135,000             135,000
   Telehub Communications Corp.                                                    -                 -                   -

           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)


                      Principal/Shares
-----------------------------------------------------------
   High Yield               High               Pro Forma
      Bond                 Income               Combined                            Description                              Coupon
----------------   -----------------------   ---------------------------------------------------------------------------    --------
        450,000                         -          450,000   Williams Communications Group                                     11.70
        275,000                         -          275,000   WinStar Communications Inc. (6)                                   12.75
        750,000                         -          750,000   WinStar Communications Inc. (6)                                   14.75
                                                             Transportation
        800,000                         -          800,000   Aircraft Service International Group, Inc.                        11.00
        225,000                         -          225,000   Atlas Air, Inc.                                                    9.25
        414,820                         -          414,820   Atlas Air, Inc.                                                    8.77
        200,000                         -          200,000   Atlas Air, Inc.                                                    9.70
        200,000                         -          200,000   Decrane Aircraft Holdings, Inc.                                   12.00
                                                             Utilities
        700,000                         -          700,000   Avista Corp. (1)                                                   9.75
        200,000                         -          200,000   BRL Universal Equipment LP, Series A  (1)                          8.88
        560,000                         -          560,000   Leviathan Gas Pipeline Partners, Inc.                             10.38
        400,000                         -          400,000   Tesoro Petroleum Corp.                                             9.00
        300,000                         -          300,000   WCG Note Trust Corp. (3)                                           8.25
        500,000                         -          500,000   XO Communications, Inc. (1)                                        0.00
                                                             Total Corporate Bonds & Notes

                                                                 (cost $63,045,705; $119,630,631;
                                                                 $182,676,336 )


                                                             FOREIGN BONDS & NOTES
                                                             Aerospace & Military Technology
        200,000                         -          200,000   Dunlop Standard Aerospace Holdings PLC                            11.88
                                                             Broadcasting
              -                 3,050,000        3,050,000   Central European Media Enterprises Ltd.                            9.38
                                                             Building Materials
              -                 2,350,000        2,350,000   Ainsworth Lumber Ltd. (7)                                         12.50
                                                             Business Services
        100,000                         -          100,000   Pierce Leahy Command Co.                                           8.13
                                                             Cable
              -                 1,000,000        1,000,000   Australis Holdings Property Ltd. (5)(6)                           15.00
              -                 1,500,000        1,500,000   Callahan Nordrhein Westfalen (1)(3)                                0.00
        165,000                         -          165,000   Callahan Nordrhein-Westfalen (3)                                  14.00
              -                 1,000,000        1,000,000   Diamond Cable Communications PLC                                  13.25
              -                 1,500,000        1,500,000   Diamond Holdings PLC                                               9.13
        400,000                         -          400,000   Telewest Communications PLC                                       11.00
              -                 2,000,000        2,000,000   Telewest Communications PLC                                       11.25
              -                   750,000          750,000   Telewest Communications PLC (1)                                    0.00
      1,400,000                         -        1,400,000   United Pan-Europe Communications NV (1)                            0.00
                                                             Cellular
              -                 1,250,000        1,250,000   Celcaribe SA                                                      14.50
              -                 1,750,000        1,750,000   Occidente Y Caribe Celular SA, Series B                            0.00
                                                             Electrical Equipment
        605,000                         -          605,000   Flextronics International Ltd                                      9.88
                                                             Energy
        150,000                         -          150,000   AES Drax Energy Ltd. (2)(3)                                       11.50
              -                 2,000,000        2,000,000   Baytex Energy Ltd.                                                10.50
                                                             Energy Services
              -                 3,625,000        3,625,000   Statia Terminals International NV, Series B                       11.75
                                                             Financial Services
        750,000                         -          750,000   Ono Finance                                                       13.00
                                                             Manufacturing
              -                 2,000,000        2,000,000   Filtronic PLC                                                     10.00
              -                 2,000,000        2,000,000   International Utility Structures, Inc.                            10.75
                                                             Telecommunications
        630,000                         -          630,000   Ekabel Hessen                                                     14.50
        600,000                         -          600,000   Esat Holdings Ltd.                                                 0.00




                                                                                       High Yield      High        Pro Forma
                        Description                                Maturity Date         Bond         Income        Combined
------------------------------------------------------------      ----------------    ----------    ----------    ------------
 Williams Communications Group                                             8/1/08
 WinStar Communications Inc. (6)                                          4/15/10
 WinStar Communications Inc. (6)                                          4/15/10
 Transportation                                                                            2.8%          0.0%            0.9%
 Aircraft Service International Group, Inc.                               8/15/05
 Atlas Air, Inc.                                                          4/15/08
 Atlas Air, Inc.                                                           1/2/11
 Atlas Air, Inc.                                                           1/2/08
 Decrane Aircraft Holdings, Inc.                                          9/30/08
 Utilities                                                                                 3.4%          0.0%            1.1%
 Avista Corp. (1)                                                          6/1/08
 BRL Universal Equipment LP, Series A  (1)                                2/15/08
 Leviathan Gas Pipeline Partners, Inc.                                     6/1/09
 Tesoro Petroleum Corp.                                                    7/1/08
 WCG Note Trust Corp. (3)                                                 3/15/04
 XO Communications, Inc. (1)                                              12/1/09
 Total Corporate Bonds & Notes

     (cost $63,045,705; $119,630,631;
     $182,676,336 )


 FOREIGH BONDS & NOTES                                                                     9.0%         16.5%           14.0%
 Aerospace & Military Technology                                                           0.3%          0.0%            0.1%
 Dunlop Standard Aerospace Holdings PLC                                   5/15/09
 Broadcasting                                                                              0.0%          0.8%            0.5%
 Central European Media Enterprises Ltd.                                  8/15/04
 Building Materials                                                                        0.0%          1.4%            0.9%
 Ainsworth Lumber Ltd. (7)                                                7/15/07
 Business Services                                                                         0.1%          0.0%            0.1%
 Pierce Leahy Command Co.                                                 5/15/08
 Cable                                                                                     1.5%          3.8%            3.0%
 Australis Holdings Property Ltd. (5)(6)                                  11/1/02
 Callahan Nordrhein Westfalen (1)(3)                                      7/15/10
 Callahan Nordrhein-Westfalen (3)                                         7/15/10
 Diamond Cable Communications PLC                                         9/30/04
 Diamond Holdings PLC                                                      2/1/08
 Telewest Communications PLC                                              10/1/07
 Telewest Communications PLC                                              11/1/08
 Telewest Communications PLC (1)                                           2/1/10
 United Pan-Europe Communications NV (1)                                   2/1/10
 Cellular                                                                                  0.0%          1.6%            1.0%
 Celcaribe SA                                                             3/15/04
 Occidente Y Caribe Celular SA, Series B                                  3/15/04
 Electrical Equipment                                                                      0.9%          0.0%            0.3%
 Flextronics International Ltd                                             7/1/10
 Energy                                                                                    0.2%          1.4%            1.0%
 AES Drax Energy Ltd. (2)(3)                                              8/30/10
 Baytex Energy Ltd.                                                       2/15/11
 Energy Services                                                                           0.0%          2.6%            1.8%
 Statia Terminals International NV, Series B                             11/15/03
 Financial Services                                                                        0.9%          0.0%            0.3%
 Ono Finance                                                               5/1/09
 Manufacturing                                                                             0.0%          2.0%            1.4%
 Filtronic PLC                                                            12/1/05
 International Utility Structures, Inc.                                    2/1/08
 Telecommunications                                                                        3.9%          2.9%            3.2%
 Ekabel Hessen                                                             9/1/10
 Esat Holdings Ltd.                                                        2/1/07



                                                                                   Market Value
                                                               -----------------------------------------------------
                                                                 High Yield            High            Pro Forma
                        Description                                 Bond              Income            Combined
------------------------------------------------------------   ---------------    --------------    ----------------
 Williams Communications Group                                        353,250                 -             353,250
 WinStar Communications Inc. (6)                                       90,750                 -              90,750
 WinStar Communications Inc. (6)                                       97,500                 -              97,500
 Transportation
 Aircraft Service International Group, Inc.                           904,000                 -             904,000
 Atlas Air, Inc.                                                      225,000                 -             225,000
 Atlas Air, Inc.                                                      442,994                 -             442,994
 Atlas Air, Inc.                                                      211,566                 -             211,566
 Decrane Aircraft Holdings, Inc.                                      192,250                 -             192,250
 Utilities
 Avista Corp. (1)                                                     697,676                 -             697,676
 BRL Universal Equipment LP, Series A  (1)                            206,500                 -             206,500
 Leviathan Gas Pipeline Partners, Inc.                                598,500                 -             598,500
 Tesoro Petroleum Corp.                                               407,000                 -             407,000
 WCG Note Trust Corp. (3)                                             298,779                 -             298,779
 XO Communications, Inc. (1)                                          155,000                 -             155,000
 Total Corporate Bonds & Notes
                                                               ---------------    --------------    ----------------
     (cost $63,045,705; $119,630,631;
     $182,676,336 )                                                58,058,600        98,025,923         156,084,523
                                                               ---------------    --------------    ----------------

 FOREIGH BONDS & NOTES
 Aerospace & Military Technology
 Dunlop Standard Aerospace Holdings PLC                               213,000                 -             213,000
 Broadcasting
 Central European Media Enterprises Ltd.                                    -         1,075,125           1,075,125
 Building Materials
 Ainsworth Lumber Ltd. (7)                                                  -         1,938,750           1,938,750
 Business Services
 Pierce Leahy Command Co.                                              98,500                 -              98,500
 Cable
 Australis Holdings Property Ltd. (5)(6)                                    -            20,000              20,000
 Callahan Nordrhein Westfalen (1)(3)                                        -           705,000             705,000
 Callahan Nordrhein-Westfalen (3)                                     166,650                 -             166,650
 Diamond Cable Communications PLC                                           -           975,000             975,000
 Diamond Holdings PLC                                                       -         1,222,500           1,222,500
 Telewest Communications PLC                                          391,000                 -             391,000
 Telewest Communications PLC                                                -         2,010,000           2,010,000
 Telewest Communications PLC (1)                                            -           427,500             427,500
 United Pan-Europe Communications NV (1)                              476,000                 -             476,000
 Cellular
 Celcaribe SA                                                               -           912,500             912,500
 Occidente Y Caribe Celular SA, Series B                                    -         1,277,500           1,277,500
 Electrical Equipment
 Flextronics International Ltd                                        586,850                 -             586,850
 Energy
 AES Drax Energy Ltd. (2)(3)                                          164,250                 -             164,250
 Baytex Energy Ltd.                                                         -         1,970,000           1,970,000
 Energy Services
 Statia Terminals International NV, Series B                                -         3,715,625           3,715,625
 Financial Services
 Ono Finance                                                          585,000                 -             585,000
 Manufacturing
 Filtronic PLC                                                              -         1,540,000           1,540,000
 International Utility Structures, Inc.                                     -         1,300,000           1,300,000
 Telecommunications
 Ekabel Hessen                                                        617,400                 -             617,400
 Esat Holdings Ltd.                                                   604,563                 -             604,563

           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)


                      Principal/Shares
-----------------------------------------------------------
   High Yield               High               Pro Forma
      Bond                 Income               Combined                            Description                              Coupon
----------------   -----------------------   ---------------------------------------------------------------------------    --------

      1,000,000                         -        1,000,000   Global Crossing Holdings Ltd.                                      9.63
              -                 2,000,000        2,000,000   Global Crossing Holdings Ltd.                                      9.13
      1,400,000                 2,000,000        3,400,000   GT Group Telecom, Inc. (1)                                         1.00
              -                 1,000,000        1,000,000   Poland Telecom Finance BV, Series B (5)(6)                        14.00
              -                 3,500,000        3,500,000   Worldwide Fiber, Inc.                                             12.50
                                                             Utilities
        650,000                         -          650,000   VersaTel Telecom International NV                                 13.25
        150,000                         -          150,000   VersaTel Telecom International NV                                 13.25
        500,000                         -          500,000   VersaTel Telecom International NV                                 11.88
                                                             Total Foreign Bonds & Notes

                                                                 (cost $7,206,484; $30,655,488; $37,861,972)


                                                             PREFERRED STOCK
                                                             Apparel & Textiles
         25,812                         -           25,812   Anvil Holdings Inc. 13% (7)
                                                             Business Services
              -                    96,895           96,895   Earthwatch, Inc., Series C 8.50% (3)(5)(7)
                                                             Cable
          6,000                         -            6,000   Adelphia Communications Corp. 13%
                                   49,974           49,974   CSC Holdings, Inc. 11.13% (7)
                                                             Cellular
              -                     2,899            2,899   Nextel Communications, Inc. 11.13% (7)
                                                             Telecommunications
              -                     3,700            3,700   Broadwing Communications, Inc. 12.50%
              -                     3,100            3,100   Global Crossing Ltd. 6.75% (3)
              -                     2,600            2,600   Global Crossings Ltd. 7.00%
              -                    10,000           10,000   Mpower Communications Corp. 7.25%
                                                             Total Preferred Stock

                                                                 (cost $1,090,991; $13,133,022; $14,224,013)


                                                             COMMON STOCK
                                                             Cellular
              -                   157,119          157,119   International Wireless Communications Holdings, Inc. +(5)
                                                             Energy Services
              -                    25,290           25,290   Frontline Ltd. +
                                                             Gaming
              -                       241              241   Capital Gaming International, Inc. +(5)
                                                             Total Common Stock

                                                                 (cost $0; $3,369,159; $3,369,159 )


                                                              WARRANTS +
                                                             Broadcasting
              -                     1,000            1,000   XM Satellite Radio, Inc.
                                                             Cable
              -                     4,500            4,500   Knology Holdings, Inc. (5)
              -                     1,000            1,000   UIH Australia Pacific, Inc. (5)
                                                             Cellular
              -                     2,250            2,250   Leap Wireless International, Inc. (3)
              -                     1,950            1,950   Leap Wireless International, Inc. (3)
              -                     7,750            7,750   Occidente Y Caribe Celular SA (5)
                                                             Energy Services
              -                     1,900            1,900   Key Energy Services, Inc.
                                                             Financial Services
            500                         -              500   Ono Finance
                                                             Media





                                                                                     High Yield      High        Pro Forma
                        Description                              Maturity Date         Bond         Income        Combined
------------------------------------------------------------    ----------------    ----------    ----------    ------------

 Global Crossing Holdings Ltd.                                          5/15/08
 Global Crossing Holdings Ltd.                                         11/15/06
 GT Group Telecom, Inc. (1)                                              2/1/10
 Poland Telecom Finance BV, Series B (5)(6)                             12/1/07
 Worldwide Fiber, Inc.                                                 12/15/05
 Utilities                                                                               1.2%          0.0%            0.4%
 VersaTel Telecom International NV                                   05/15/2008
 VersaTel Telecom International NV                                   05/15/2008
 VersaTel Telecom International NV                                   07/15/2009
 Total Foreign Bonds & Notes

     (cost $7,206,484; $30,655,488; $37,861,972)


 PREFERRED STOCK                                                                         1.6%          8.7%            6.3%
 Apparel & Textiles                                                                      0.7%          0.0%            0.2%
 Anvil Holdings Inc. 13% (7)
 Business Services                                                                       0.0%          0.0%            0.0%
 Earthwatch, Inc., Series C 8.50% (3)(5)(7)
 Cable                                                                                   0.9%          3.9%            2.9%
 Adelphia Communications Corp. 13%
 CSC Holdings, Inc. 11.13% (7)
 Cellular                                                                                0.0%          1.5%            1.0%
 Nextel Communications, Inc. 11.13% (7)
 Telecommunications                                                                      0.0%          3.3%            2.2%
 Broadwing Communications, Inc. 12.50%
 Global Crossing Ltd. 6.75% (3)
 Global Crossings Ltd. 7.00%
 Mpower Communications Corp. 7.25%
 Total Preferred Stock

     (cost $1,090,991; $13,133,022; $14,224,013)


 COMMON STOCK                                                                            0.0%          0.3%            0.2%
 Cellular                                                                                0.0%          0.0%            0.0%
 International Wireless Communications Holdings, Inc. +(5)
 Energy Services                                                                         0.0%          0.3%            0.2%
 Frontline Ltd. +
 Gaming                                                                                  0.0%          0.0%            0.0%
 Capital Gaming International, Inc. +(5)
 Total Common Stock

     (cost $0; $3,369,159; $3,369,159 )


  WARRANTS +                                                                             0.1%          0.2%            0.2%
 Broadcasting                                                                            0.0%          0.0%            0.0%
 XM Satellite Radio, Inc.
 Cable                                                                                   0.0%          0.0%            0.0%
 Knology Holdings, Inc. (5)
 UIH Australia Pacific, Inc. (5)
 Cellular                                                                                0.0%          0.1%            0.1%
 Leap Wireless International, Inc. (3)
 Leap Wireless International, Inc. (3)
 Occidente Y Caribe Celular SA (5)
 Energy Services                                                                         0.0%          0.1%            0.1%
 Key Energy Services, Inc.
 Financial Services                                                                      0.0%          0.0%            0.0%
 Ono Finance
 Media                                                                                   0.0%          0.0%            0.0%


                                                                                   Market Value
                                                              ------------------------------------------------------
                                                                 High Yield            High            Pro Forma
                        Description                                 Bond              Income            Combined
------------------------------------------------------------  ----------------    --------------    ----------------
 Global Crossing Holdings Ltd.                                        942,500                 -             942,500
 Global Crossing Holdings Ltd.                                              -         1,885,000           1,885,000
 GT Group Telecom, Inc. (1)                                           532,000           760,000           1,292,000
 Poland Telecom Finance BV, Series B (5)(6)                                 -            10,000              10,000
 Worldwide Fiber, Inc.                                                      -         1,400,000           1,400,000
 Utilities
 VersaTel Telecom International NV                                    416,000                 -             416,000
 VersaTel Telecom International NV                                     91,500                 -              91,500
 VersaTel Telecom International NV                                    295,000                 -             295,000
 Total Foreign Bonds & Notes
                                                              ----------------    --------------    ----------------
     (cost $7,206,484; $30,655,488; $37,861,972)                    6,180,213        23,144,500          29,324,713
                                                              ----------------    --------------    ----------------

 PREFERRED STOCK
 Apparel & Textiles
 Anvil Holdings Inc. 13% (7)                                          496,881                 -             496,881
 Business Services
 Earthwatch, Inc., Series C 8.50% (3)(5)(7)                                 -               969                 969
 Cable
 Adelphia Communications Corp. 13%                                    601,500                 -             601,500
 CSC Holdings, Inc. 11.13% (7)                                              -         5,434,672           5,434,672
 Cellular
 Nextel Communications, Inc. 11.13% (7)                                     -         2,116,270           2,116,270
 Telecommunications
 Broadwing Communications, Inc. 12.50%                                      -         3,774,000           3,774,000
 Global Crossing Ltd. 6.75% (3)                                             -           487,475             487,475
 Global Crossings Ltd. 7.00%                                                -           329,875             329,875
 Mpower Communications Corp. 7.25%                                          -            73,750              73,750
 Total Preferred Stock
                                                              ----------------    --------------    ----------------
     (cost $1,090,991; $13,133,022; $14,224,013)                    1,098,381        12,217,011          13,315,392
                                                              ----------------    --------------    ----------------

 COMMON STOCK
 Cellular
 International Wireless Communications Holdings, Inc. +(5)                  -            15,712              15,712
 Energy Services
 Frontline Ltd. +                                                           -           440,920             440,920
 Gaming
 Capital Gaming International, Inc. +(5)                                    -                 2                   2
 Total Common Stock
                                                                                  --------------    ----------------
     (cost $0; $3,369,159; $3,369,159 )                                     -           456,634             456,634
                                                                                  --------------    ----------------

  WARRANTS +
 Broadcasting
 XM Satellite Radio, Inc.                                                   -             3,000               3,000
 Cable
 Knology Holdings, Inc. (5)                                                 -                45                  45
 UIH Australia Pacific, Inc. (5)                                            -            10,000              10,000
 Cellular
 Leap Wireless International, Inc. (3)                                      -            67,500              67,500
 Leap Wireless International, Inc. (3)                                      -            29,250              29,250
 Occidente Y Caribe Celular SA (5)                                          -                77                  77
 Energy Services
 Key Energy Services, Inc.                                                  -           150,404             150,404
 Financial Services
 Ono Finance                                                           20,062                 -              20,062
 Media

           SunAmerica Income Funds High Income Fund
           North American Funds High Yield Bond Fund
          Pro Forma Combined Portfolio of Investments
                   As of March 31, 2001
                      (unaudited)


                      Principal/Shares
-----------------------------------------------------------
   High Yield               High               Pro Forma
      Bond                 Income               Combined                            Description                              Coupon
----------------   -----------------------   ---------------------------------------------------------------------------    --------
              -                     2,000            2,000   Park-N-View, Inc. (5)
                                                             Telecommunications
          1,400                     2,000            3,400   GT Group Telecom, Inc. (3)(5)
              -                     3,650            3,650   KMC Telecom Holdings, Inc. (3)(5)
              -                     1,750            1,750   Motient Corp. (3)
              -                     1,000            1,000   Poland Telecom Finance BV (2)(3)(5)
              -                     1,500            1,500   Telehub Communications Corp. (3)(5)
                                                             Total Warrants

                                                                 (cost $67,479; $667,385; $734,864)


                                                             PUT OPTIONS
        350,000                         -          350,000   Meditrust Exercisable Put Options Securities Trust +               7.11

                                                                 (cost $225,957; $0; $225,957)
                                                             Total Investment Securities                                           -

                                                                 (cost $71,636,616; $167,455,685; $239,092,301)

                                                             SHORT-TERM  SECURITIES
                                                             Gaming
              -                       600              600   Capital Gaming International Inc.                                 12.00
                                                             Telecommunications
              -                 1,750,000        1,750,000   Vialog Corp                                                       12.75
                                                             Total Short-Term Securities

                                                                 (cost $0; $1,736,569; $1,736,569)


                                                             REPURCHASE AGREEMENT
      3,908,000                         -        3,908,000   State Street Bank & Trust Repurchase Agreement                     5.25

                                                                 (cost $3,908,000; $0; $3,908,000)
                                                             TOTAL INVESTMENTS
                                                                 (cost $75,544,616; $169,192,254; $244,736,870)
                                                             Other assets less liablities (8)

                                                             NET ASSETS





                                                                                      High Yield      High        Pro Forma
                        Description                               Maturity Date         Bond         Income        Combined
------------------------------------------------------------     ----------------    ----------    ----------    ------------
 Park-N-View, Inc. (5)
 Telecommunications                                                                       0.1%          0.0%            0.0%
 GT Group Telecom, Inc. (3)(5)
 KMC Telecom Holdings, Inc. (3)(5)
 Motient Corp. (3)
 Poland Telecom Finance BV (2)(3)(5)
 Telehub Communications Corp. (3)(5)
 Total Warrants

     (cost $67,479; $667,385; $734,864)


 PUT OPTIONS                                                                              0.4%          0.0%            0.1%
 Meditrust Exercisable Put Options Securities Trust +                    8/15/04

     (cost $225,957; $0; $225,957)
 Total Investment Securities                                                             94.3%         95.5%           95.1%

     (cost $71,636,616; $167,455,685; $239,092,301)

 SHORT-TERM  SECURITIES                                                                   0.0%          1.2%            0.8%
 Gaming                                                                                   0.0%          0.0%            0.0%
 Capital Gaming International Inc.                                       5/28/01
 Telecommunications                                                                       0.0%          1.2%            0.8%
 Vialog Corp                                                            11/15/01
 Total Short-Term Securities

     (cost $0; $1,736,569; $1,736,569)


 REPURCHASE AGREEMENT                                                                     5.6%          0.0%            1.9%
 State Street Bank & Trust Repurchase Agreement                           4/2/01

     (cost $3,908,000; $0; $3,908,000)
 TOTAL INVESTMENTS                                                                       99.9%         96.7%           97.8%
     (cost $75,544,616; $169,192,254; $244,736,870)
 Other assets less liablities (8)                                                         0.1%          3.3%            2.2%
                                                                                     ----------    ----------    ------------
 NET ASSETS                                                                             100.0%        100.0%          100.0%
                                                                                     ==========    ==========    ============



                                                                                      Market Value
                                                                 ------------------------------------------------------
                                                                    High Yield            High            Pro Forma
                        Description                                    Bond              Income            Combined
------------------------------------------------------------     ----------------    --------------    ----------------
 Park-N-View, Inc. (5)                                                         -                 -                   -
 Telecommunications
 GT Group Telecom, Inc. (3)(5)                                            39,938                20              39,958
 KMC Telecom Holdings, Inc. (3)(5)                                             -                37                  37
 Motient Corp. (3)                                                             -             6,125               6,125
 Poland Telecom Finance BV (2)(3)(5)                                           -                 -                   -
 Telehub Communications Corp. (3)(5)                                           -                 -                   -
 Total Warrants
                                                                 ----------------    --------------    ----------------
     (cost $67,479; $667,385; $734,864)                                   60,000           266,458             326,457
                                                                 ----------------    --------------    ----------------

 PUT OPTIONS
 Meditrust Exercisable Put Options Securities Trust +                    295,750                 -             295,750
                                                                 ----------------    --------------    ----------------
     (cost $225,957; $0; $225,957)
 Total Investment Securities                                          65,692,944       134,110,525         199,803,469
                                                                 ----------------    --------------    ----------------
     (cost $71,636,616; $167,455,685; $239,092,301)

 SHORT-TERM  SECURITIES
 Gaming
 Capital Gaming International Inc.                                             -                 -                   -
 Telecommunications
 Vialog Corp                                                                   -         1,732,500           1,732,500
 Total Short-Term Securities
                                                                 ----------------    --------------    ----------------
     (cost $0; $1,736,569; $1,736,569)                                         -         1,732,500           1,732,500
                                                                 ----------------    --------------    ----------------

 REPURCHASE AGREEMENT
 State Street Bank & Trust Repurchase Agreement                        3,908,000                 -           3,908,000
                                                                 ----------------    --------------    ----------------
     (cost $3,908,000; $0; $3,908,000)
 TOTAL INVESTMENTS                                                    69,600,944       135,843,025         205,443,969
     (cost $75,544,616; $169,192,254; $244,736,870)
 Other assets less liablities (8)                                         88,291         4,644,960           4,698,853
                                                                 ----------------    --------------    ----------------
 NET ASSETS                                                          $69,689,235      $140,487,985        $210,142,822
                                                                 ================    ==============    ================

+   Non-income producing security
(1) Represents a zero coupon bond which will convert to an interest bearing security at a later date
(2) Bond issued as part of a unit which includes an equity component
(3) Resale restricted to qualified institutional buyers
(4) Variable rate security; rate as of March 31, 2001
(5) fair valued security
(6) Bond in default
(7) PIK ("payment-in-kind") payment made with additional shares in lieu of cash
(8) To adjust ($34,398) for prepaid expenses on the North American Funds
    High Yield Bond Fund to be expensed prior to the reorganization

Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

See Notes to Pro Forma Financial Statements

                    SUNAMERICA INCOME FUNDS HIGH INCOME FUND
                    NORTH AMERICAN FUNDS HIGH YIELD BOND FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (unaudited)


1.       BASIS OF COMBINATION

         The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the High Income Portfolio ("High Income") a separately managed portfolio of SunAmerica Income Funds, and High Yield Bond Fund ("High Yield Bond") a separately managed portfolio of North American Funds. High Yield Bond will be reorganized into High Income Fund (to be renamed the SunAmerica High Yield Bond Fund). However, based on generally accepted accounting principles, from a financial reporting standpoint, High Yield Bond is the surviving entity in this reorganization. Accordingly, the Pro Forma Combined Statement of Assets and Liabilities reflect a stock split of 1.650255775, 1.648086922, 1.641518889, 1.647300219, and 1.644034959 for High Yield Bond Class
A, Class B, Class C, Class I and Class II, respectively. The stock split is assumed to have occurred prior to the reorganization. High Yield Bond Class C and Class II will be redesignated Class II and Class Z, respectively. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect an exchange of shares as of the close of business on March 31, 2001. Notwithstanding the foregoing, High Income is the surviving entity in the transaction for legal and tax reporting purposes. American International Group, Inc. will pay the cost of the reorganization.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of High Income and High Yield Bond included in their respective Statements of Additional Information.

2.       VALUATION

         Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.       CAPITAL SHARES

         The pro forma combined net asset value per share assumes the issuance of additional shares of High Yield Bond which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value (after the aforementioned stock split and redesignation of shares) of High Yield Class A ($5.03), Class B ($5.03), Class II ($5.05), Class I ($5.03) and Class Z ($5.03).

             The pro forma number of shares outstanding are as follows:

                                         Class A          Class B          Class II        Class I             Class Z
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Shares of High Yield Bond                 101,296          607,248          199,405         425,099        12,514,039
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------

Additional Shares assumed to be
issued to High Income                  10,532,517       13,341,244        4,039,070               0                 0
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------

Pro Forma
Shares outstanding                     10,633,813       13,948,492        4,238,475         425,099        12,514,039
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------


         These pro forma financial statements assume that all shares of High Income Class A, Class B, and Class II outstanding on March 31, 2001 were exchanged for High Yield Bond Class A, Class B, and Class II shares, respectively. Class I and Class Z were not affected by the combination.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of High Income. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of High Income and High Yield Bond combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for High Income at the level of assets of the combined fund for the stated period.

SUNAMERICA INCOME FUNDS TAX EXEMPT INSURED FUND
NORTH AMERICAN FUNDS MUNICIPAL BOND FUND
PROFORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                                  North American Funds       SunAmerica Income Funds
                                                                     Municipal Bond             Tax Exempt Insured
                                                                          Fund                         Fund
                                                                  ---------------------     -------------------------
ASSETS:
Investment securities, at value (identified cost $21,586,687,
$79,449,448, and $101,036,135, respectively)                             $  22,156,887           $  86,314,394
Short-term securities (identified cost $38,104, $3,100,000, and
$3,138,104, respectively)                                                       38,104               3,100,000
Cash                                                                               266                  71,310
Receivable for investments sold                                              1,100,312                    --
Receivable for shares of beneficial interest sold                                 --                    27,801
Interest and dividends receivable                                              248,620               1,418,942
Prepaid expenses and other assets                                              115,699                   1,021
                                                                         -------------           -------------
          Total assets                                                      23,659,888              90,933,468
                                                                         -------------           -------------

LIABILITIES:
Payable for investments purchased                                            2,863,933                    --
Payable for shares of beneficial interest redeemed                                --                 1,206,989
Dividends payable                                                               60,955                 135,331
Investment advisory and management
  fees payable                                                                     919                  37,360
Distribution and service maintenance
  fees payable                                                                  11,477                  34,928
Other accrued expenses                                                          59,772                 102,090
                                                                         -------------           -------------
          Total liabilities                                                  2,997,056               1,516,698
                                                                         -------------           -------------
                    Net assets                                           $  20,662,832           $  89,416,770
                                                                         =============           =============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and $.01,  par value                          $       2,061           $      68,678
Paid-in capital                                                             20,362,190              84,924,283
                                                                         -------------           -------------
                                                                            20,364,251              84,992,961
Accumulated undistributed net
  investment income (loss)                                                        --                    28,741
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                 (271,619)             (2,469,878)
Net unrealized appreciation (depreciation) on
   investments                                                                 570,200               6,864,946
                                                                         -------------           -------------
                    Net assets                                           $  20,662,832           $  89,416,770
                                                                         =============           =============

                                                                                             Pro Forma
                                                                     Pro Forma               Combined
                                                                    Adjustments              (Note 1)
                                                                   --------------       -------------------
ASSETS:
Investment securities, at value (identified cost $21,586,687,
$79,449,448, and $101,036,135, respectively)                                --            $ 108,471,281
Short-term securities (identified cost $38,104, $3,100,000, and
$3,138,104, respectively)                                                   --                3,138,104
Cash                                                                        --                   71,576
Receivable for investments sold                                             --                1,100,312
Receivable for shares of beneficial interest sold                           --                   27,801
Interest and dividends receivable                                           --                1,667,562
Prepaid expenses and other assets                                        (77,720)(A)             39,000
                                                                   -------------          -------------
          Total assets                                                   (77,720)           114,515,636
                                                                   -------------          -------------

LIABILITIES:
Payable for investments purchased                                           --                2,863,933
Payable for shares of beneficial interest redeemed                          --                1,206,989
Dividends payable                                                           --                  196,286
Investment advisory and management
  fees payable                                                              --                   38,279
Distribution and service maintenance
  fees payable                                                              --                   46,405
Other accrued expenses                                                      --                  161,862
                                                                   -------------          -------------
          Total liabilities                                                    0              4,513,754
                                                                   -------------          -------------
                    Net assets                                          ($77,720)         $ 110,001,882
                                                                   =============          =============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and $.01,  par value                          $13,749 (B)             84,488
Paid-in capital                                                          (13,749)(B)        105,272,724
                                                                   -------------          -------------
                                                                               0            105,357,212
Accumulated undistributed net
  investment income (loss)                                               (77,720)(A)            (48,979)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                               --               (2,741,497)
Net unrealized appreciation (depreciation) on
   investments                                                              --                7,435,146
                                                                   -------------          -------------
                    Net assets                                          ($77,720)         $ 110,001,882
                                                                   =============          =============

SUNAMERICA INCOME FUNDS TAX EXEMPT INSURED FUND
NORTH AMERICAN FUNDS MUNICIPAL BOND FUND
PROFORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                               North American Funds       SunAmerica Income Funds
                                                                  Municipal Bond             Tax Exempt Insured
                                                                       Fund                         Fund
                                                               --------------------       -----------------------
Class A:
     Net assets                                                     $ 8,591,093              $   72,393,871
     Shares outstanding                                                 857,262                   5,560,423
     Net asset value and redemption price per
      share                                                         $     10.02              $        13.02
     Maximum sales charge (4.75% of offering
       price)                                                              0.50                        0.65
                                                                    -----------              --------------
     Maximum offering price to public                               $     10.52              $        13.67
                                                                    ===========              ==============
Class B:
     Net assets                                                     $ 7,979,498              $   16,301,949
     Shares outstanding                                                 795,479                   1,251,982
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                             $     10.03              $        13.02
                                                                    ===========              ==============

Class II:
     Net assets                                                            --                $      720,950
     Shares outstanding                                                    --                        55,383
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                               --                $        13.02
     Maximum sales charge (1.00% of offering
       price)                                                              --                          0.13
                                                                    -----------              --------------
     Maximum offering price to public                                      --                $        13.15
                                                                    ===========              ==============

Class C:
     Net assets                                                     $ 4,092,241                        --
     Shares outstanding                                                 407,967                        --
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                             $     10.03                        --
                                                                    ===========              ==============



                                                                                                     Pro Forma
                                                                         Pro Forma                    Combined
                                                                        Adjustments                   (Note 1)
                                                                      ---------------                -----------
Class A:
     Net assets                                                          ($32,314)(A)                $80,952,650
     Shares outstanding                                                  (199,906)(B)                  6,217,779
     Net asset value and redemption price per
      share                                                               --                         $     13.02
     Maximum sales charge (4.75% of offering
       price)                                                             --                                0.65
                                                                      -----------                    -----------
     Maximum offering price to public                                     --                         $     13.67
                                                                      ===========                    ===========
Class B:
     Net assets                                                          ($30,014)(A)                $24,251,433
     Shares outstanding                                                  (184,920)(B)                  1,862,541
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                   --                         $     13.02
                                                                      ===========                    ===========

Class II:
     Net assets                                                        $4,076,849 (C)                $ 4,797,799
     Shares outstanding                                                   313,122 (B)(C)                 368,505
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                              --                         $     13.02
     Maximum sales charge (1.00% of offering
       price)                                                             --                                0.13
                                                                      -----------                    -----------
     Maximum offering price to public                                     --                         $     13.15
                                                                      ===========                    ===========

Class C:
     Net assets                                                       ($4,092,241)(A)(C)             $         0
     Shares outstanding                                                  (407,967)(B)(C)                       0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                   --                               --
                                                                      ===========                    ===========



(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Municipal Bond Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Municipal Bond Fund shares for shares of SunAmerica Income Funds Tax Exempt Insured
(C) Class C shares of North American Funds Municipal Bond will receive Class II shares of SunAmerica Income Funds Tax Exempt Insured


See Notes to Pro Forma Financial Statements

SUNAMERICA INCOME FUNDS TAX EXEMPT INSURED FUND
NORTH AMERICAN FUNDS MUNICIPAL BOND FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                              North American Funds         SunAmerica Income Funds
                                                                                 Municipal Bond              Tax Exempt Insured
                                                                                      Fund                          Fund
                                                                           ----------------------------   --------------------------
INVESTMENT INCOME:
Income:
     Interest                                                                      $   982,046                     $ 4,787,224
                                                                                   -----------                     -----------

Expenses:
     Investment advisory and management fees                                           117,385                         421,750
     Distribution and service maintenance fees
        Class A                                                                         12,630                         242,251
        Class B                                                                         74,279                         145,428
        Class II                                                                             0                           5,943
        Class C                                                                         37,160                               0
     Transfer agent fees and expenses                                                   76,990                               0
         Class A                                                                             0                         173,999
         Class B                                                                             0                          36,781
         Class II                                                                            0                           2,744
     Registration fees                                                                  15,477                               0
         Class A                                                                             0                          13,963
         Class B                                                                             0                          11,026
         Class II                                                                            0                           8,560
     Accounting/administration                                                          21,192                               0
     Custodian fees and expenses                                                        10,838                          70,120
     Audit and legal fees                                                                8,353                          33,820
     Miscellaneous expenses                                                             12,259                          17,937
                                                                                   -----------                     -----------
         Total expenses                                                                386,563                       1,184,322
         Less: expenses waived/reimbursed by investment adviser                        (89,414)                         (9,477)
         Less: custody credits earned on cash balances                                       0                          (1,690)
                                                                                   -----------                     -----------
         Net expenses                                                                  297,149                       1,173,155
                                                                                   -----------                     -----------
Net investment income (loss)                                                           684,897                       3,614,069
                                                                                   -----------                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                 (3,392)                        542,824
Net realized gain (loss) on futures and options contracts                                    0                          15,412
Net change in unrealized appreciation/depreciation of
  investments                                                                          205,287                       3,771,709
                                                                                   -----------                     -----------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                       201,895                       4,329,945
                                                                                   -----------                     -----------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                $   886,792                     $ 7,944,014
                                                                                   ===========                     ===========




                                                                                                                   Pro Forma
                                                                                 Pro Forma                          Combined
                                                                                Adjustments                         (Note 1)
                                                                           -----------------------          ---------------------
INVESTMENT INCOME:
Income:
     Interest                                                                    $         0                      $ 5,769,270
                                                                                 -----------                      -----------

Expenses:
     Investment advisory and management fees                                         (19,557)(D)                      519,578
     Distribution and service maintenance fees
        Class A                                                                            0                          254,881
        Class B                                                                            0                          219,707
        Class II                                                                      37,160 (C)                       43,103
        Class C                                                                      (37,160)(C)                            0
     Transfer agent fees and expenses                                                (76,990)(D)                            0
         Class A                                                                       9,021 (D)                      183,020
         Class B                                                                      18,570 (D)                       55,351
         Class II                                                                     11,891 (D)                       14,635
     Registration fees                                                               (15,477)(D)                            0
         Class A                                                                       2,037 (D)                       16,000
         Class B                                                                       1,974 (D)                       13,000
         Class II                                                                        440 (D)                        9,000
     Accounting/administration                                                       (21,192)(D)                            0
     Custodian fees and expenses                                                     (10,838)(D)                       70,120
     Audit and legal fees                                                             (7,173)(E)                       35,000
     Miscellaneous expenses                                                          (10,196)(E)                       20,000
                                                                                 -----------                      -----------
         Total expenses                                                             (117,491)                       1,453,395
         Less: expenses waived/reimbursed by investment adviser                       91,563 (F)                       (7,328)
         Less: custody credits earned on cash balances                                     0                           (1,690)
                                                                                 -----------                      -----------
         Net expenses                                                                (25,927)                       1,444,377
                                                                                 -----------                      -----------
Net investment income (loss)                                                          25,927                        4,324,893
                                                                                 -----------                      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                    0                          539,432
Net realized gain (loss) on futures and options contracts                                  0                           15,412
Net change in unrealized appreciation/depreciation of
  investments                                                                              0                        3,976,996
                                                                                 -----------                      -----------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                                           0                        4,531,840
                                                                                 -----------                      -----------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                   25,927                      $ 8,856,733
                                                                                 ===========                      ===========


(C) Class C shares of North American Funds Municipal Bond will receive Class II shares of SunAmerica Income Funds Tax Exempt Insured
(D) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(E) Reflects the elimination of duplicate services or fees
(F) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                 SunAmerica Income Funds Tax Exempt Insured Fund
                    North American Funds Municipal Bond Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


                Principal/Shares
---------------------------------------------------
  Municipal       Tax Exempt        Pro Forma
     Bond           Insured         Combined                                                         Description
---------------  --------------  ---------------------------------------------------------------------------------------------------
                                                   MUNICIPAL BONDS
                                                   Alabama
       130,000               -           130,000   Alabama Housing Finance Authority Single Family Mortgage Revenue Collateralized
                                                   Home Mortgage Program, Series B-2 (1)
                                                   Alaska
             -         545,000           545,000   Alaska State Housing Finance Corp., Series A-2 (1)
       615,000               -           615,000   Anchorage, Alaska, Lease Revenue Bonds (1)
                                                   Arizona
     1,000,000               -         1,000,000   Maricopa County, AZ, Industrial Development Authority (2)
                                                   Arkansas
             -         110,000           110,000   Arkansas State Development Finance Authority, Single Family Mortgage Revenue (1)
       250,000               -           250,000   Camden, Arkansas, Pollution Control, (International Paper Company Project)
                                                   California
             -       1,500,000         1,500,000   Anaheim, California Public Financing Authority, Revenue, Series A (1)
     1,000,000               -         1,000,000   California Housing Finance Agency Home Ownership & Home Improvement
     1,000,000               -         1,000,000   California State Public Works Board, (Regents Univ.), Series A
     1,000,000               -         1,000,000   Los Angeles, CA, Department of Water, Series A (1)
                                                   Colorado
             -       2,500,000         2,500,000   Denver Colorado City & County School District Number 1 (1)
       750,000               -           750,000   Denver, Colorado, City & County Airport
     2,000,000               -         2,000,000   El Paso County, Colorado, Single Family Prerefunded
             -       1,960,000         1,960,000   Highlands Ranch Metropolitan District, Colorado General Obligation (1)
                                                   Delaware
       750,000               -           750,000   Delaware Valley Regioinal Financial Authority
                                                   District of Columbia
       650,000               -           650,000   District of Columbia Refunding (1)
                                                   Georgia
             -       1,500,000         1,500,000   Municipal Electric Authority, Georgia Special Obligation, Series Y (1)
             -       1,250,000         1,250,000   Municipal Electric Authority, Georgia Special Obligation, Series Y (1)
                                                   Idaho
             -         825,000           825,000   Idaho Housing & Finance Association, Single Family Mortgage
                                                   Illinois
             -       2,000,000         2,000,000   Chicago Illinois Board Of Education, General Obligation (1)
       450,000               -           450,000   Chicago, Illinois, Water Revenue (1)
             -       1,600,000         1,600,000   Cook & Du Page Counties, Illinois High School, District Number 210, General
                                                   Obligation (1)
             -       4,000,000         4,000,000   Cook County, Illinois Community College, District Number 508 (1)
             -       3,400,000         3,400,000   Illinois Health Facilities Authority, Lutheran General Health Systems (1)
       225,000               -           225,000   Illinois State Highway Authority Toll, Series A (1)
                                                   Indiana
       250,000               -           250,000   Elkhart County, Indiana, Hospital Authority
                                                   Kansas City
       225,000               -           225,000   Wyandotte County, Kansas City, Unified Government (1)
       150,000               -           150,000   Wyandotte County, Kansas City, Unified Government Utility System Revenue (1)
                                                   Kentucky
             -       3,500,000         3,500,000   Louisville & Jefferson County, Kentucky Regional Airport Authority, Series A (1)
                                                   Louisiana
       250,000               -           250,000   Louisiana Public Facilities Authority Hospital Revenue Refunding
             -       2,500,000         2,500,000   New Orleans, Louisiana, Revenue Refunding (1)






                                                                                                               Municipal
                                                  Description                     Coupon    Maturity Date        Bond
------------------------------------------------------------------------------------------- ---------------   ------------
MUNICIPAL BONDS                                                                                                    107.2%
Alabama                                                                                                              0.6%
Alabama Housing Finance Authority Single Family Mortgage Revenue Collateralized
Home Mortgage Program, Series B-2 (1)                                                 6.40        04/01/25
Alaska                                                                                                               3.3%
Alaska State Housing Finance Corp., Series A-2 (1)                                    7.50        12/01/15
Anchorage, Alaska, Lease Revenue Bonds (1)                                            5.88        02/01/13
Arizona                                                                                                              4.8%
Maricopa County, AZ, Industrial Development Authority (2)                             3.75        11/01/14
Arkansas                                                                                                             1.3%
Arkansas State Development Finance Authority, Single Family Mortgage Revenue (1)      9.00        06/01/14
Camden, Arkansas, Pollution Control, (International Paper Company Project)            5.70        09/01/12
California                                                                                                          15.2%
Anaheim, California Public Financing Authority, Revenue, Series A (1)                 0.00        09/01/18
California Housing Finance Agency Home Ownership & Home Improvement                   6.15        08/01/16
California State Public Works Board, (Regents Univ.), Series A                        5.25        06/01/13
Los Angeles, CA, Department of Water, Series A (1)                                    5.38        07/01/18
Colorado                                                                                                             8.7%
Denver Colorado City & County School District Number 1 (1)                            5.00        12/01/23
Denver, Colorado, City & County Airport                                               6.00        11/15/15
El Paso County, Colorado, Single Family Prerefunded                                   0.00        09/01/15
Highlands Ranch Metropolitan District, Colorado General Obligation (1)                6.50        06/15/09
Delaware                                                                                                             3.8%
Delaware Valley Regioinal Financial Authority                                         5.50        08/01/28
District of Columbia                                                                                                 3.4%
District of Columbia Refunding (1)                                                    5.50        06/01/09
Georgia                                                                                                              0.0%
Municipal Electric Authority, Georgia Special Obligation, Series Y (1)                6.40        01/01/13
Municipal Electric Authority, Georgia Special Obligation, Series Y (1)                6.40        01/01/09
Idaho                                                                                                                0.0%
Idaho Housing & Finance Association, Single Family Mortgage                           5.63        07/01/15
Illinois                                                                                                             3.8%
Chicago Illinois Board Of Education, General Obligation (1)                           6.75        12/01/11
Chicago, Illinois, Water Revenue (1)                                                  6.50        11/01/15
Cook & Du Page Counties, Illinois High School, District Number 210, General
Obligation (1)                                                                        0.00        12/01/12
Cook County, Illinois Community College, District Number 508 (1)                      7.70        12/01/07
Illinois Health Facilities Authority, Lutheran General Health Systems (1)             7.00        04/01/08
Illinois State Highway Authority Toll, Series A (1)                                   5.50        01/01/15
Indiana                                                                                                              1.1%
Elkhart County, Indiana, Hospital Authority                                           5.25        08/15/28
Kansas City                                                                                                          1.7%
Wyandotte County, Kansas City, Unified Government (1)                                 4.50        09/01/28
Wyandotte County, Kansas City, Unified Government Utility System Revenue (1)          5.75        09/01/24
Kentucky                                                                                                             0.0%
Louisville & Jefferson County, Kentucky Regional Airport Authority, Series A (1)      6.50        07/01/17
Louisiana                                                                                                            1.1%
Louisiana Public Facilities Authority Hospital Revenue Refunding                      5.50        08/15/19
New Orleans, Louisiana, Revenue Refunding (1)                                         5.50        12/01/21







                                                                                       Tax Exempt      Pro Forma
                              Description                                               Insured        Combined
----------------------------------------------------------------------------------   --------------  -------------
MUNICIPAL BONDS                                                                           96.5%          98.6%
Alabama                                                                                    0.0%           0.1%
Alabama Housing Finance Authority Single Family Mortgage Revenue Collateralized
Home Mortgage Program, Series B-2 (1)
Alaska                                                                                     0.6%           1.1%
Alaska State Housing Finance Corp., Series A-2 (1)
Anchorage, Alaska, Lease Revenue Bonds (1)
Arizona                                                                                    0.0%           0.9%
Maricopa County, AZ, Industrial Development Authority (2)
Arkansas                                                                                   0.1%           0.4%
Arkansas State Development Finance Authority, Single Family Mortgage Revenue (1)
Camden, Arkansas, Pollution Control, (International Paper Company Project)
California                                                                                 0.7%           3.4%
Anaheim, California Public Financing Authority, Revenue, Series A (1)
California Housing Finance Agency Home Ownership & Home Improvement
California State Public Works Board, (Regents Univ.), Series A
Los Angeles, CA, Department of Water, Series A (1)
Colorado                                                                                   5.3%           5.9%
Denver Colorado City & County School District Number 1 (1)
Denver, Colorado, City & County Airport
El Paso County, Colorado, Single Family Prerefunded
Highlands Ranch Metropolitan District, Colorado General Obligation (1)
Delaware                                                                                   0.0%           0.7%
Delaware Valley Regioinal Financial Authority
District of Columbia                                                                       0.0%           0.6%
District of Columbia Refunding (1)
Georgia                                                                                    3.6%           2.9%
Municipal Electric Authority, Georgia Special Obligation, Series Y (1)
Municipal Electric Authority, Georgia Special Obligation, Series Y (1)
Idaho                                                                                      0.9%           0.8%
Idaho Housing & Finance Association, Single Family Mortgage
Illinois                                                                                  13.5%          11.7%
Chicago Illinois Board Of Education, General Obligation (1)
Chicago, Illinois, Water Revenue (1)
Cook & Du Page Counties, Illinois High School, District Number 210, General
Obligation (1)
Cook County, Illinois Community College, District Number 508 (1)
Illinois Health Facilities Authority, Lutheran General Health Systems (1)
Illinois State Highway Authority Toll, Series A (1)
Indiana                                                                                    0.0%           0.2%
Elkhart County, Indiana, Hospital Authority
Kansas City                                                                                0.0%           0.3%
Wyandotte County, Kansas City, Unified Government (1)
Wyandotte County, Kansas City, Unified Government Utility System Revenue (1)
Kentucky                                                                                   4.4%           3.6%
Louisville & Jefferson County, Kentucky Regional Airport Authority, Series A (1)
Louisiana                                                                                  3.0%           2.6%
Louisiana Public Facilities Authority Hospital Revenue Refunding
New Orleans, Louisiana, Revenue Refunding (1)




                                                                                                       Market Value
                                                                                      ----------------------------------------------
                                                                                       Municipal      Tax Exempt      Pro Forma
                                                  Description                             Bond          Insured         Combined
----------------------------------------------------------------------------------  - -------------- --------------- ---------------
MUNICIPAL BONDS
Alabama
Alabama Housing Finance Authority Single Family Mortgage Revenue Collateralized
Home Mortgage Program, Series B-2 (1)                                                    131,395               -         131,395
Alaska
Alaska State Housing Finance Corp., Series A-2 (1)                                             -         545,485         545,485
Anchorage, Alaska, Lease Revenue Bonds (1)                                               676,992               -         676,992
Arizona
Maricopa County, AZ, Industrial Development Authority (2)                              1,000,000               -       1,000,000
Arkansas
Arkansas State Development Finance Authority, Single Family Mortgage Revenue (1)               -         111,275         111,275
Camden, Arkansas, Pollution Control, (International Paper Company Project)               265,747                         265,747
California
Anaheim, California Public Financing Authority, Revenue, Series A (1)                          -         613,380         613,380
California Housing Finance Agency Home Ownership & Home Improvement                    1,047,810               -       1,047,810
California State Public Works Board, (Regents Univ.), Series A                         1,079,370               -       1,079,370
Los Angeles, CA, Department of Water, Series A (1)                                     1,023,460               -       1,023,460
Colorado
Denver Colorado City & County School District Number 1 (1)                                     -       2,449,350       2,449,350
Denver, Colorado, City & County Airport                                                  813,855               -         813,855
El Paso County, Colorado, Single Family Prerefunded                                      985,360               -         985,360
Highlands Ranch Metropolitan District, Colorado General Obligation (1)                         -       2,268,641       2,268,641
Delaware
Delaware Valley Regioinal Financial Authority                                            791,175               -         791,175
District of Columbia
District of Columbia Refunding (1)                                                       705,074               -         705,074
Georgia
Municipal Electric Authority, Georgia Special Obligation, Series Y (1)                         -       1,753,935       1,753,935
Municipal Electric Authority, Georgia Special Obligation, Series Y (1)                         -       1,429,278       1,429,278
Idaho
Idaho Housing & Finance Association, Single Family Mortgage                                    -         850,443         850,443
Illinois
Chicago Illinois Board Of Education, General Obligation (1)                                    -       2,394,740       2,394,740
Chicago, Illinois, Water Revenue (1)                                                     533,219               -         533,219
Cook & Du Page Counties, Illinois High School, District Number 210, General
Obligation (1)                                                                                 -         918,832         918,832
Cook County, Illinois Community College, District Number 508 (1)                               -       4,846,320       4,846,320
Illinois Health Facilities Authority, Lutheran General Health Systems (1)                      -       3,945,564       3,945,564
Illinois State Highway Authority Toll, Series A (1)                                      243,063               -         243,063
Indiana
Elkhart County, Indiana, Hospital Authority                                              221,687               -         221,687
Kansas City
Wyandotte County, Kansas City, Unified Government (1)                                    199,507               -         199,507
Wyandotte County, Kansas City, Unified Government Utility System Revenue (1)             159,234               -         159,234
Kentucky
Louisville & Jefferson County, Kentucky Regional Airport Authority, Series A (1)               -       3,957,170       3,957,170
Louisiana
Louisiana Public Facilities Authority Hospital Revenue Refunding                         238,585               -         238,585
New Orleans, Louisiana, Revenue Refunding (1)                                                  -       2,659,725       2,659,725


                 SunAmerica Income Funds Tax Exempt Insured Fund
                    North American Funds Municipal Bond Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


               Principal/Shares
---------------------------------------------------
  Municipal       Tax Exempt        Pro Forma
     Bond           Insured         Combined                                                         Description
---------------  --------------  ---------------------------------------------------------------------------------------------------

                                                   Maine
             -       1,700,000         1,700,000   Maine State Housing Authority Mortgage Purchase (1)
        25,000               -            25,000   Maine State Housing Authority Mortgage Purchase, Revenue Series A-4
                                                   Maryland
       250,000               -           250,000   Maryland State Transit Authority, Facility Projects Revenue Board
                                                   Massachusetts
       200,000               -           200,000   Massachusetts State Health & Educational Facilities, Partners Healthcare System
             -         875,000           875,000   Massachusetts State Housing Finance Agency, Insured Rental, Series A (1)
             -       1,000,000         1,000,000   Massachusetts State Port Authority Revenue (1)
     1,000,000               -         1,000,000   Massachusetts State Turnpike Authority
                                                   Michigan
             -       2,000,000         2,000,000   Detroit Michigan Sewage Disposal Revenue (1)
             -       2,735,000         2,735,000   Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
                                                   Loan (1)
             -       2,875,000         2,875,000   Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
                                                   Loan (1)
       250,000               -           250,000   Michigan State Hospital Finance Authority, Ascension Health Credit Service (1)
             -       1,000,000         1,000,000   Michigan State Hospital Finance Authority, Revenue, Series A (1)
                                                   Minnesota
             -       2,100,000         2,100,000   Minneapolis & St. Paul Minnesota,  Metropolitan Airports, Revenue, Series B (1)
                                                   Missouri
       200,000               -           200,000   Missouri Higher Education Loan Authority (2)
             -       5,000,000         5,000,000   Sikeston, Missouri Electric, Revenue (1)
                                                   Nevada
             -       1,500,000         1,500,000   Clark County, Nevada Public Facilities, General Obligation, Series C (1)
             -       4,945,000         4,945,000   Nevada Housing Division, Single Family Mortgage Revenue, Series  A (1) (2)
       225,000               -           225,000   Nevada Housing Division, Single-Family Revenue Program, B-2
       285,000               -           285,000   Nevada Housing Division, Single-Family Revenue Program, Issue C (1)
                                                   New Jersey
       800,000               -           800,000   New Jersey State Highway, Garden State Parkway (1)
             -       2,500,000         2,500,000   New Jersey State Transportation Trust Fund Authority, Transportation Systems
                                                   Revenue, Series B (1)
                                                   New Mexico
             -          80,000            80,000   New Mexico Mortgage Finance Authority, Single Family Mortgage Revenue,
                                                   Series C (1)
                                                   New York
       345,000               -           345,000   New York Mortgage Agency
       225,000               -           225,000   New York Mortgage Agency
             -       3,000,000         3,000,000   New York State Dormitory Authority Revenue (1)
       250,000               -           250,000   New York State Dormitory Authority
       480,000               -           480,000   New York State Environmental Facilities Corp.
       750,000               -           750,000   New York, New York, Series B, General Obligation
             -         445,000           445,000   Niagara Falls, New York, General Obligation (1)
             -         555,000           555,000   Niagara Falls, New York, General Obligation (1)
                                                   North Carolina
             -       2,000,000         2,000,000   North Carolina Housing Finance Agency, Revenue, Home Ownership, Series 8A
                                                   North Dakota
       640,000               -           640,000   North Dakota State Water Commission Facilities Authority Revenue, Series A (1)
                                                   Ohio
             -       2,885,000         2,885,000   Lucas County, Ohio Hospital Revenue, St. Vincent Medical Center (1)
             -       1,000,000         1,000,000   Woodridge, Ohio Local School District, General Obligation (1)





                                                  Description                                     Coupon    Maturity Date
-----------------------------------------------------------------------------------------------  ---------- ---------------
Maine
Maine State Housing Authority Mortgage Purchase (1)                                                   5.95        11/15/20
Maine State Housing Authority Mortgage Purchase, Revenue Series A-4                                   6.38        11/15/12
Maryland
Maryland State Transit Authority, Facility Projects Revenue Board                                     6.80        07/01/16
Massachusetts
Massachusetts State Health & Educational Facilities, Partners Healthcare System                       5.13        07/01/19
Massachusetts State Housing Finance Agency, Insured Rental, Series A (1)                              6.60        07/01/14
Massachusetts State Port Authority Revenue (1)                                                        6.25        07/01/17
Massachusetts State Turnpike Authority                                                                5.00        01/01/13
Michigan
Detroit Michigan Sewage Disposal Revenue (1)                                                          5.00        07/01/27
Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
Loan (1)                                                                                              0.00        05/01/16
Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
Loan (1)                                                                                              0.00        05/01/17
Michigan State Hospital Finance Authority, Ascension Health Credit Service (1)                        5.25        11/15/09
Michigan State Hospital Finance Authority, Revenue, Series A (1)                                      6.25        11/15/14
Minnesota
Minneapolis & St. Paul Minnesota,  Metropolitan Airports, Revenue, Series B (1)                       5.63        01/01/14
Missouri
Missouri Higher Education Loan Authority (2)                                                          3.65        03/01/20
Sikeston, Missouri Electric, Revenue (1)                                                              6.20        06/01/10
Nevada
Clark County, Nevada Public Facilities, General Obligation, Series C (1)                              5.00        06/01/24
Nevada Housing Division, Single Family Mortgage Revenue, Series  A (1) (2)                            8.63        04/01/16
Nevada Housing Division, Single-Family Revenue Program, B-2                                           6.95        10/01/26
Nevada Housing Division, Single-Family Revenue Program, Issue C (1)                                   6.35        10/01/12
New Jersey
New Jersey State Highway, Garden State Parkway (1)                                                    5.25        01/01/18
New Jersey State Transportation Trust Fund Authority, Transportation Systems
Revenue, Series B (1)                                                                                 6.50        06/15/10
New Mexico
New Mexico Mortgage Finance Authority, Single Family Mortgage Revenue,
Series C (1)                                                                                          8.63        07/01/17
New York
New York Mortgage Agency                                                                              6.35        04/01/21
New York Mortgage Agency                                                                              4.70        04/01/11
New York State Dormitory Authority Revenue (1)                                                        4.75        08/01/27
New York State Dormitory Authority                                                                    6.00        02/15/07
New York State Environmental Facilities Corp.                                                         7.13        07/01/12
New York, New York, Series B, General Obligation                                                      5.75        08/01/14
Niagara Falls, New York, General Obligation (1)                                                       7.50        03/01/13
Niagara Falls, New York, General Obligation (1)                                                       7.50        03/01/14
North Carolina
North Carolina Housing Finance Agency, Revenue, Home Ownership, Series 8A                             6.20        07/01/16
North Dakota
North Dakota State Water Commission Facilities Authority Revenue, Series A (1)                        6.00        08/01/12
Ohio
Lucas County, Ohio Hospital Revenue, St. Vincent Medical Center (1)                                   6.50        08/15/07
Woodridge, Ohio Local School District, General Obligation (1)                                         6.80        12/01/14




                                                                                    Municipal      Tax Exempt      Pro Forma
                                                  Description                         Bond           Insured        Combined
---------------------------------------------------------------------------------  ------------   --------------  -------------

Maine                                                                                     0.1%             2.0%           1.6%
Maine State Housing Authority Mortgage Purchase (1)
Maine State Housing Authority Mortgage Purchase, Revenue Series A-4
Maryland                                                                                  1.4%             0.0%           0.3%
Maryland State Transit Authority, Facility Projects Revenue Board
Massachusetts                                                                             6.0%             2.3%           3.0%
Massachusetts State Health & Educational Facilities, Partners Healthcare System
Massachusetts State Housing Finance Agency, Insured Rental, Series A (1)
Massachusetts State Port Authority Revenue (1)
Massachusetts State Turnpike Authority
Michigan                                                                                  1.3%             6.2%           5.3%
Detroit Michigan Sewage Disposal Revenue (1)
Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
Loan (1)
Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
Loan (1)
Michigan State Hospital Finance Authority, Ascension Health Credit Service (1)
Michigan State Hospital Finance Authority, Revenue, Series A (1)
Minnesota                                                                                 0.0%             2.5%           2.0%
Minneapolis & St. Paul Minnesota,  Metropolitan Airports, Revenue, Series B (1)
Missouri                                                                                  1.0%             6.4%           5.4%
Missouri Higher Education Loan Authority (2)
Sikeston, Missouri Electric, Revenue (1)
Nevada                                                                                    2.6%             7.3%           6.4%
Clark County, Nevada Public Facilities, General Obligation, Series C (1)
Nevada Housing Division, Single Family Mortgage Revenue, Series  A (1) (2)
Nevada Housing Division, Single-Family Revenue Program, B-2
Nevada Housing Division, Single-Family Revenue Program, Issue C (1)
New Jersey                                                                                3.9%             3.3%           3.4%
New Jersey State Highway, Garden State Parkway (1)
New Jersey State Transportation Trust Fund Authority, Transportation Systems
Revenue, Series B (1)
New Mexico                                                                                0.0%             0.1%           0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Revenue,
Series C (1)
New York                                                                                 10.5%             4.5%           5.7%
New York Mortgage Agency
New York Mortgage Agency
New York State Dormitory Authority Revenue (1)
New York State Dormitory Authority
New York State Environmental Facilities Corp.
New York, New York, Series B, General Obligation
Niagara Falls, New York, General Obligation (1)
Niagara Falls, New York, General Obligation (1)
North Carolina                                                                            0.0%             2.4%           1.9%
North Carolina Housing Finance Agency, Revenue, Home Ownership, Series 8A
North Dakota                                                                              3.4%             0.0%           0.7%
North Dakota State Water Commission Facilities Authority Revenue, Series A (1)
Ohio                                                                                      0.0%             4.8%           3.9%
Lucas County, Ohio Hospital Revenue, St. Vincent Medical Center (1)
Woodridge, Ohio Local School District, General Obligation (1)




                                                                                                 Market Value
                                                                                  ---------------------------------------------
                                                                                   Municipal      Tax Exempt      Pro Forma
                                                  Description                        Bond          Insured         Combined
--------------------------------------------------------------------------------- ------------- --------------- ---------------

Maine
Maine State Housing Authority Mortgage Purchase (1)                                          -       1,766,793       1,766,793
Maine State Housing Authority Mortgage Purchase, Revenue Series A-4                     25,612               -          25,612
Maryland
Maryland State Transit Authority, Facility Projects Revenue Board                      297,555               -         297,555
Massachusetts
Massachusetts State Health & Educational Facilities, Partners Healthcare System        188,990               -         188,990
Massachusetts State Housing Finance Agency, Insured Rental, Series A (1)                     -         924,053         924,053
Massachusetts State Port Authority Revenue (1)                                               -       1,089,680       1,089,680
Massachusetts State Turnpike Authority                                               1,050,780               -       1,050,780
Michigan
Detroit Michigan Sewage Disposal Revenue (1)                                                 -       1,932,620       1,932,620
Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
Loan (1)                                                                                     -       1,277,519       1,277,519
Michigan Municipal Bond Authority, Revenue Capital Appreciation, Local Government
Loan (1)                                                                                     -       1,264,856       1,264,856
Michigan State Hospital Finance Authority, Ascension Health Credit Service (1)         265,103               -         265,103
Michigan State Hospital Finance Authority, Revenue, Series A (1)                             -       1,109,500       1,109,500
Minnesota
Minneapolis & St. Paul Minnesota,  Metropolitan Airports, Revenue, Series B (1)              -       2,208,696       2,208,696
Missouri
Missouri Higher Education Loan Authority (2)                                           200,000               -         200,000
Sikeston, Missouri Electric, Revenue (1)                                                     -       5,745,950       5,745,950
Nevada
Clark County, Nevada Public Facilities, General Obligation, Series C (1)                     -       1,455,435       1,455,435
Nevada Housing Division, Single Family Mortgage Revenue, Series  A (1) (2)                   -       5,060,911       5,060,911
Nevada Housing Division, Single-Family Revenue Program, B-2                            233,825               -         233,825
Nevada Housing Division, Single-Family Revenue Program, Issue C (1)                    293,430               -         293,430
New Jersey
New Jersey State Highway, Garden State Parkway (1)                                     806,448               -         806,448
New Jersey State Transportation Trust Fund Authority, Transportation Systems
Revenue, Series B (1)                                                                        -       2,954,025       2,954,025
New Mexico
New Mexico Mortgage Finance Authority, Single Family Mortgage Revenue,
Series C (1)                                                                                 -          80,177          80,177
New York
New York Mortgage Agency                                                               357,068               -         357,068
New York Mortgage Agency                                                               226,413               -         226,413
New York State Dormitory Authority Revenue (1)                                               -       2,773,380       2,773,380
New York State Dormitory Authority                                                     275,385               -         275,385
New York State Environmental Facilities Corp.                                          488,568               -         488,568
New York, New York, Series B, General Obligation                                       816,143               -         816,143
Niagara Falls, New York, General Obligation (1)                                              -         566,623         566,623
Niagara Falls, New York, General Obligation (1)                                              -         711,060         711,060
North Carolina
North Carolina Housing Finance Agency, Revenue, Home Ownership, Series 8A                    -       2,128,020       2,128,020
North Dakota
North Dakota State Water Commission Facilities Authority Revenue, Series A (1)         719,232               -         719,232
Ohio
Lucas County, Ohio Hospital Revenue, St. Vincent Medical Center (1)                          -       3,054,667       3,054,667
Woodridge, Ohio Local School District, General Obligation (1)                                -       1,226,380       1,226,380


                 SunAmerica Income Funds Tax Exempt Insured Fund
                    North American Funds Municipal Bond Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


               Principal/Shares
---------------------------------------------------
  Municipal       Tax Exempt        Pro Forma
     Bond           Insured         Combined                                                Description
---------------  --------------  ---------------------------------------------------------------------------------------------------
                                                   Oklahoma
             -       1,500,000         1,500,000   Grand River Dam Authority, Oklahoma Revenue Refunding (1)
       250,000               -           250,000   Oklahoma Development Finance Authority, Public Service of Oklahoma Project (2)
                                                   Oregon
       225,000               -           225,000   Port Portland Oregon Airport Revenue Bonds, Portland International Airport,
                                                   Series 12B
                                                   Pennsylvania
             -         120,000           120,000   Pennsylvania Housing Finance Agency, Multi-Family Mortgage (1)
       450,000               -           450,000   Philadelphia, Pennsylvania, Water & Wastewater Revenue (1)
       300,000               -           300,000   Pine Richland School District, Series A
                                                   South Carolina
     1,000,000               -         1,000,000   Greenville, South Carolina, Hospital Systems Facility
       250,000               -           250,000   South Carolina State Public Revenue
                                                   South Dakota
             -       2,120,000         2,120,000   South Dakota St. Health & Educational Facilities Authority, Revenue (1)
                                                   Tennessee
       450,000               -           450,000   Humphreys County, Tennessee, Industrial Development Board Solid Waste Disposal
                                                   Revenue
                                                   Texas
       270,000               -           270,000   Argyle, Texas, Independent School District
       400,000               -           400,000   Austin, Texas, Water & Wastewater (1)
             -       2,000,000         2,000,000   Bexar County, Texas Health Facilities Development Corp., Hospital Revenue (1)
             -       1,050,000         1,050,000   Harris County Texas Hospital District Mortgage Revenue (1)
             -       1,450,000         1,450,000   Harris County Texas Hospital District Mortgage Revenue (1)
             -       5,000,000         5,000,000   Houston, Texas Independent School District, General Obligation
             -       1,250,000         1,250,000   Houston, Texas Water Conveyance Systems Contract, Series J, Certificates of
                                                   Participation (1)
       200,000               -           200,000   Kerrville, Texas, Independent School District (1)
       200,000               -           200,000   Lower Colorado River Authority, Texas Prerefunded
       250,000               -           250,000   Lower Colorado River Authority, Texas Revenue (1)
       900,000               -           900,000   Port Arthur, Texas, Navigation District
             -       2,700,000         2,700,000   San Antonio, Texas, Hotel Occupancy, Revenue (1)
        65,000               -            65,000   Texas State Veterans Housing Assistance, General Obligation
                                                   Virginia
             -       1,000,000         1,000,000   Virginia State Housing Development Authority, Multi-Family, Series H,
                                                   Washington
       225,000               -           225,000   Central Puget Sound, Washington, Regional (1)
             -       2,000,000         2,000,000   Washington State Housing
                                                   Wisconsin
        55,000               -            55,000   Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
                                                   Series D (1)
       500,000               -           500,000   Wisconsin State Health & Educational Facilities Authority Revenue, Mercy Hospital
                                                   of Janesville, Inc.
                                                   Wyoming
       140,000               -           140,000   Green River-Sweetwater County, Wyoming (1)

                                                   Total Investment Securities

                                                       (cost $21,586,687; $79,449,448; $101,036,135)

                                                   SHORT-TERM SECURITIES
                                                   Nevada
             -       1,100,000         1,100,000   Clark County Nevada School District
                                                   Texas






      Description                                                                    Coupon    Maturity Date
---------------------------------------------------------------------------------- ---------- ---------------
Oklahoma
Grand River Dam Authority, Oklahoma Revenue Refunding (1)                               6.25        06/01/11
Oklahoma Development Finance Authority, Public Service of Oklahoma Project (2)          4.88        06/01/14
Oregon
Port Portland Oregon Airport Revenue Bonds, Portland International Airport,
Series 12B                                                                              5.25        07/01/11
Pennsylvania
Pennsylvania Housing Finance Agency, Multi-Family Mortgage (1)                          9.38        08/01/28
Philadelphia, Pennsylvania, Water & Wastewater Revenue (1)                              6.25        08/01/12
Pine Richland School District, Series A                                                 0.00        09/01/23
South Carolina
Greenville, South Carolina, Hospital Systems Facility                                   5.50        05/01/26
South Carolina State Public Revenue                                                     5.63        01/01/13
South Dakota
South Dakota St. Health & Educational Facilities Authority, Revenue (1)                 6.25        07/01/10
Tennessee
Humphreys County, Tennessee, Industrial Development Board Solid Waste Disposal
Revenue                                                                                 6.70        05/01/24
Texas
Argyle, Texas, Independent School District                                              0.00        08/15/14
Austin, Texas, Water & Wastewater (1)                                                   6.50        05/15/05
Bexar County, Texas Health Facilities Development Corp., Hospital Revenue (1)           6.75        08/15/19
Harris County Texas Hospital District Mortgage Revenue (1)                              7.40        02/15/10
Harris County Texas Hospital District Mortgage Revenue (1)                              7.40        02/15/10
Houston, Texas Independent School District, General Obligation                          5.00        02/15/19
Houston, Texas Water Conveyance Systems Contract, Series J, Certificates of
Participation (1)                                                                       6.13        12/15/08
Kerrville, Texas, Independent School District (1)                                       6.00        08/15/13
Lower Colorado River Authority, Texas Prerefunded                                       5.25        01/01/15
Lower Colorado River Authority, Texas Revenue (1)                                       6.00        05/15/10
Port Arthur, Texas, Navigation District                                                 0.00        03/01/10
San Antonio, Texas, Hotel Occupancy, Revenue (1)                                        0.00        08/15/17
Texas State Veterans Housing Assistance, General Obligation                             6.80        12/01/23
Virginia
Virginia State Housing Development Authority, Multi-Family, Series H,                   5.50        05/01/13
Washington
Central Puget Sound, Washington, Regional (1)                                           5.25        02/01/13
Washington State Housing                                                                6.00        07/01/15
Wisconsin
Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series D (1)                                                                            6.10        07/01/24
Wisconsin State Health & Educational Facilities Authority Revenue, Mercy Hospital
of Janesville, Inc.                                                                     6.60        08/15/22
Wyoming
Green River-Sweetwater County, Wyoming (1)                                              4.50        03/01/14

Total Investment Securities

    (cost $21,586,687; $79,449,448; $101,036,135)

SHORT-TERM SECURITIES
Nevada
Clark County Nevada School District                                                     3.85        04/02/01
Texas





                                                                                   Municipal      Tax Exempt      Pro Forma
            Description                                                              Bond           Insured        Combined
--------------------------------------------------------------------------------- ------------   --------------  -------------
Oklahoma                                                                                 1.2%             1.9%           1.8%
Grand River Dam Authority, Oklahoma Revenue Refunding (1)
Oklahoma Development Finance Authority, Public Service of Oklahoma Project (2)
Oregon                                                                                   1.2%             0.0%           0.2%
Port Portland Oregon Airport Revenue Bonds, Portland International Airport,
Series 12B
Pennsylvania                                                                             3.0%             0.1%           0.7%
Pennsylvania Housing Finance Agency, Multi-Family Mortgage (1)
Philadelphia, Pennsylvania, Water & Wastewater Revenue (1)
Pine Richland School District, Series A
South Carolina                                                                           6.3%             0.0%           1.2%
Greenville, South Carolina, Hospital Systems Facility
South Carolina State Public Revenue
South Dakota                                                                             0.0%             2.7%           2.2%
South Dakota St. Health & Educational Facilities Authority, Revenue (1)
Tennessee                                                                                2.4%             0.0%           0.4%
Humphreys County, Tennessee, Industrial Development Board Solid Waste Disposal
Revenue
Texas                                                                                    9.5%            14.1%          13.3%
Argyle, Texas, Independent School District
Austin, Texas, Water & Wastewater (1)
Bexar County, Texas Health Facilities Development Corp., Hospital Revenue (1)
Harris County Texas Hospital District Mortgage Revenue (1)
Harris County Texas Hospital District Mortgage Revenue (1)
Houston, Texas Independent School District, General Obligation
Houston, Texas Water Conveyance Systems Contract, Series J, Certificates of
Participation (1)
Kerrville, Texas, Independent School District (1)
Lower Colorado River Authority, Texas Prerefunded
Lower Colorado River Authority, Texas Revenue (1)
Port Arthur, Texas, Navigation District
San Antonio, Texas, Hotel Occupancy, Revenue (1)
Texas State Veterans Housing Assistance, General Obligation
Virginia                                                                                 0.0%             1.2%           1.0%
Virginia State Housing Development Authority, Multi-Family, Series H,
Washington                                                                               1.2%             2.6%           2.3%
Central Puget Sound, Washington, Regional (1)
Washington State Housing
Wisconsin                                                                                2.7%             0.0%           0.5%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series D (1)
Wisconsin State Health & Educational Facilities Authority Revenue, Mercy Hospital
of Janesville, Inc.
Wyoming                                                                                  0.7%             0.0%           0.1%
Green River-Sweetwater County, Wyoming (1)

Total Investment Securities                                                            107.2%            96.5%          98.6%

    (cost $21,586,687; $79,449,448; $101,036,135)

SHORT-TERM SECURITIES                                                                    0.2%             3.5%           2.8%
Nevada                                                                                   0.0%             1.2%           1.0%
Clark County Nevada School District
Texas                                                                                    0.0%             2.3%           1.8%


                                                                                                Market Value
                                                                                 ---------------------------------------------
                                                                                  Municipal      Tax Exempt       Pro Forma
              Description                                                            Bond          Insured         Combined
---------------------------------------------------------------------------------------------- --------------- ---------------
Oklahoma
Grand River Dam Authority, Oklahoma Revenue Refunding (1)                                   -       1,734,780       1,734,780
Oklahoma Development Finance Authority, Public Service of Oklahoma Project (2)        252,285               -         252,285
Oregon                                                                                      -
Port Portland Oregon Airport Revenue Bonds, Portland International Airport,
Series 12B                                                                            239,258               -         239,258
Pennsylvania
Pennsylvania Housing Finance Agency, Multi-Family Mortgage (1)                              -         121,566         121,566
Philadelphia, Pennsylvania, Water & Wastewater Revenue (1)                            520,596               -         520,596
Pine Richland School District, Series A                                                91,245               -          91,245
South Carolina
Greenville, South Carolina, Hospital Systems Facility                               1,020,760               -       1,020,760
South Carolina State Public Revenue                                                   272,215               -         272,215
South Dakota
South Dakota St. Health & Educational Facilities Authority, Revenue (1)                     -       2,413,578       2,413,578
Tennessee
Humphreys County, Tennessee, Industrial Development Board Solid Waste Disposal
Revenue                                                                               490,689               -         490,689
Texas
Argyle, Texas, Independent School District                                            139,841               -         139,841
Austin, Texas, Water & Wastewater (1)                                                 441,656               -         441,656
Bexar County, Texas Health Facilities Development Corp., Hospital Revenue (1)               -       2,237,980       2,237,980
Harris County Texas Hospital District Mortgage Revenue (1)                                  -       1,217,559       1,217,559
Harris County Texas Hospital District Mortgage Revenue (1)                                  -       1,704,141       1,704,141
Houston, Texas Independent School District, General Obligation                              -       4,920,200       4,920,200
Houston, Texas Water Conveyance Systems Contract, Series J, Certificates of
Participation (1)                                                                           -       1,399,975       1,399,975
Kerrville, Texas, Independent School District (1)                                     223,540               -         223,540
Lower Colorado River Authority, Texas Prerefunded                                     212,286               -         212,286
Lower Colorado River Authority, Texas Revenue (1)                                     281,373               -         281,373
Port Arthur, Texas, Navigation District                                               600,417               -         600,417
San Antonio, Texas, Hotel Occupancy, Revenue (1)                                            -       1,163,052       1,163,052
Texas State Veterans Housing Assistance, General Obligation                            67,975               -          67,975
Virginia
Virginia State Housing Development Authority, Multi-Family, Series H,                       -       1,043,660       1,043,660
Washington
Central Puget Sound, Washington, Regional (1)                                         239,276               -         239,276
Washington State Housing                                                                    -       2,283,420       2,283,420
Wisconsin
Wisconsin Housing & Economic Development Authority Home Ownership Revenue,
Series D (1)                                                                           56,244               -          56,244
Wisconsin State Health & Educational Facilities Authority Revenue, Mercy Hospital
of Janesville, Inc.                                                                   506,960               -         506,960
Wyoming
Green River-Sweetwater County, Wyoming (1)                                            140,186               -         140,186
                                                                                 ------------- --------------- ---------------
Total Investment Securities                                                        22,156,887      86,314,394     108,471,281
                                                                                 ------------- --------------- ---------------
    (cost $21,586,687; $79,449,448; $101,036,135)

SHORT-TERM SECURITIES
Nevada
Clark County Nevada School District                                                         -       1,100,000       1,100,000
Texas

                 SunAmerica Income Funds Tax Exempt Insured Fund
                    North American Funds Municipal Bond Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


               Principal/Shares
---------------------------------------------------
  Municipal       Tax Exempt        Pro Forma
     Bond           Insured         Combined       Description                                                          Coupon
---------------  --------------  ----------------------------------------------------------------------------------------------

             -       2,000,000         2,000,000   North Central Texas Health Facility Development Corp., Revenue         3.90
                                                   Other
        38,104               -            38,104   SSGA Municipal Money Market Fund

                                                   Total Short-Term Securities

                                                        (cost $38,104; $3,100,000; $3,138,104)
                                                   TOTAL INVESTMENTS
                                                        (cost $21,624,791; $82,549,448; $104,174,239)
                                                   Other assets less liabilities (3)

                                                   NET ASSETS






                                                                                     Municipal      Tax Exempt      Pro Forma
   Description                                                     Maturity Date        Bond           Insured        Combined
----------------------------------------------------------------- ---------------   ------------   --------------  -------------

North Central Texas Health Facility Development Corp., Revenue          04/02/01
Other                                                                                      0.2%             0.0%           0.0%
SSGA Municipal Money Market Fund

Total Short-Term Securities

     (cost $38,104; $3,100,000; $3,138,104)
TOTAL INVESTMENTS                                                                        107.4%           100.0%         101.4%
     (cost $21,624,791; $82,549,448; $104,174,239)
Other assets less liabilities (3)                                                          (7.4)%           0.0%           (1.4)%
                                                                                    ------------   --------------  -------------
NET ASSETS                                                                               100.0%           100.0%         100.0%
                                                                                    ============   ==============  =============


                                                                                Market Value
                                                                 ---------------------------------------------
                                                                  Municipal      Tax Exempt        Pro Forma
   Description                                                       Bond          Insured         Combined
------------------------------------------------------------------------------ --------------- ---------------

North Central Texas Health Facility Development Corp., Revenue              -       2,000,000       2,000,000
Other
SSGA Municipal Money Market Fund                                       38,104               -          38,104
                                                                 ------------- --------------- ---------------
Total Short-Term Securities                                            38,104       3,100,000       3,138,104
                                                                 ------------- --------------- ---------------
     (cost $38,104; $3,100,000; $3,138,104)
TOTAL INVESTMENTS                                                  22,194,991      89,414,394     111,609,385
     (cost $21,624,791; $82,549,448; $104,174,239)                          -               -               -
Other assets less liabilities (3)                                  (1,532,159)          2,376      (1,607,503)
                                                                 ------------- --------------- ---------------
NET ASSETS                                                        $20,662,832     $89,416,770    $110,001,882
                                                                 ============= =============== ===============

(1) All or part of this security is insured by the Government National Mortgage Association ("GNMA"), Financial Security Assurance ("FSA"), Federal Housing Administration ("FHA"), Financial Guarantee Insurance Corp. ("FGIC"), Municipal Bond Insurance Association ("MBIA"), Permanent School Fund ("PSF") or American Municipal Bond Assurance Corp. ("AMBAC") ($6,939,798 or 33.6% of Net Assets; $70,106,577 or 78.4% of Net Assets; $77,046,375 or
     70.0% of Net Assets)
(2)  Variable rate security; rate as of March 31, 2001
(3) To adjust ($77,720) for prepaid expenses on the North American Funds Municipal Bond Fund to be expensed prior to the reorganization

Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

See Notes to Pro Forma Financial Statements

                 SUNAMERICA INCOME FUNDS TAX EXEMPT INSURED FUND
                    NORTH AMERICAN FUNDS MUNICIPAL BOND FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 MARCH 31, 2001
                                   (unaudited)


1.       BASIS OF COMBINATION

         The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Tax Exempt Insured Fund ("Tax Exempt Insured") a separately managed portfolio of SunAmerica Income Funds, and Municipal Bond Fund ("Municipal Bond") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Municipal Bond Class A, Class B and Class C shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

         The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Municipal Bond in exchange for shares of Tax Exempt Insured. In conjunction with the reorganization, Tax Exempt Insured is the surviving fund.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of Tax Exempt Insured and Municipal Bond included in their respective Statements of Additional Information.

2.       VALUATION

         Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.       CAPITAL SHARES

         The pro forma combined net asset value per share assumes the issuance of additional shares of Tax Exempt Insured which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of Tax Exempt Insured Class A ($13.02), Class B ($13.02), and Class II ($13.02). The Class C shares of Municipal Bond will receive Class II shares of Tax Exempt Insured.

      The pro forma number of shares outstanding are determined as follows:

                                       Class A           Class B           Class II
----------------------------------- ---------------- ----------------- ---------------
Shares of  Tax Exempt Insured
                                      5,560,423         1,251,982            55,383
----------------------------------- ---------------- ----------------- ---------------

Additional Shares to be issued to
Municipal Bond                          657,356           610,559           313,122
----------------------------------- ---------------- ----------------- ---------------

Pro Forma
Shares outstanding                    6,217,779          1,862,541          368,505
--------------------------------------------------------------------------------------


         These pro forma financial statements assume that all shares of Municipal Bond Class A, Class B and Class C outstanding on March 31, 2001 were exchanged, tax free, for Tax Exempt Insured Class A, Class B, and Class II shares, respectively.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Tax Exempt Insured, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Tax Exempt Insured and Municipal Bond combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Tax Exempt Insured at the level of assets of the combined fund for the stated period.

NORTH AMERICAN FUNDS U.S. GOVERNMENT SECURITIES FUND
SUNAMERICA INCOME FUNDS U.S. GOVERNMENT SECURITIES FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                                    North American Funds  SunAmerica Income Funds
                                                                       U.S. Government         U.S. Government
                                                                      Securities Fund         Securities Fund
                                                               -------------------------- -----------------------
ASSETS:
Investment securities, at value (identified cost $49,283,651,
$204,215,882, and $253,499,533, respectively)                          $  49,972,658           $ 204,371,607
Short-term securities (identified cost $0, $24,831,303, and
$24,831,303, respectively)                                                      --                24,831,303
Repurchase agreements (cost equals market)                                 4,123,000              27,983,000
Cash                                                                             860                    --
Receivable for investments sold                                                7,984              11,274,404
Receivable for shares of beneficial interest sold                          1,002,685                 689,487
Interest and dividends receivable                                            374,507               1,653,907
Receivable from investment adviser                                              --                        13
Prepaid expenses and other assets                                            117,636                   2,327
                                                                       -------------           -------------
          Total assets                                                    55,599,330             270,806,048
                                                                       -------------           -------------

LIABILITIES:
Payable for investments purchased                                          4,343,454              50,621,508
Payable for securities loaned                                                   --                11,302,500
Payable for shares of beneficial interest redeemed                             4,945               3,113,150
Dividends payable                                                            431,104                 343,793
Investment advisory and management
  fees payable                                                                13,697                 127,495
Distribution and service maintenance
  fees payable                                                                24,134                  76,419
Other accrued expenses                                                       106,088                 237,091
Due to custodian bank                                                           --                    72,077
                                                                       -------------           -------------
          Total liabilities                                                4,923,422              65,894,033
                                                                       -------------           -------------
                    Net assets                                         $  50,675,908           $ 204,912,015
                                                                       =============           =============
NET ASSETS WERE COMPOSED OF:
Common Stock,$.001, $.01,  and $.01 par value                          $       5,158           $     230,059
Paid-in capital                                                           52,820,107             227,565,797
                                                                       -------------           -------------
                                                                          52,825,265             227,795,856
Accumulated undistributed net
  investment income (loss)                                                  (469,209)                 60,202
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                             (2,369,155)            (23,099,768)
Net unrealized appreciation (depreciation) on
   investments                                                               689,007                 155,725
                                                                       -------------           -------------

                    Net assets                                         $  50,675,908           $ 204,912,015
                                                                       =============           =============

                                                                                               Pro Forma
                                                                      Pro Forma                 Combined
                                                                     Adjustments                (Note 1)
                                                                --------------------    ---------------------
ASSETS:
Investment securities, at value (identified cost $49,283,651,
$204,215,882, and $253,499,533, respectively)                                --                 $ 254,344,265
Short-term securities (identified cost $0, $24,831,303, and
$24,831,303, respectively)                                                   --                    24,831,303
Repurchase agreements (cost equals market)                                   --                    32,106,000
Cash                                                                         --                           860
Receivable for investments sold                                              --                    11,282,388
Receivable for shares of beneficial interest sold                            --                     1,692,172
Interest and dividends receivable                                            --                     2,028,414
Receivable from investment adviser                                           --                            13
Prepaid expenses and other assets                                         (42,525)(A)                  77,438
                                                                    -------------               -------------
          Total assets                                                    (42,525)                326,362,853
                                                                    -------------               -------------

LIABILITIES:
Payable for investments purchased                                            --                    54,964,962
Payable for securities loaned                                                --                    11,302,500
Payable for shares of beneficial interest redeemed                           --                     3,118,095
Dividends payable                                                            --                       774,897
Investment advisory and management
  fees payable                                                               --                       141,192
Distribution and service maintenance
  fees payable                                                               --                       100,553
Other accrued expenses                                                       --                       343,179
Due to custodian bank                                                        --                        72,077
                                                                    -------------               -------------
          Total liabilities                                                     0                  70,817,455
                                                                    -------------               -------------
                    Net assets                                      ($     42,525)              $ 255,545,398
                                                                    =============               =============

NET ASSETS WERE COMPOSED OF:
Common Stock,$.001, $.01,  and $.01 par value                             $51,670 (B)                 286,887
Paid-in capital                                                           (51,670)(B)             280,334,234
                                                                    -------------               -------------
                                                                                0                 280,621,121
Accumulated undistributed net
  investment income (loss)                                                (42,525)(A)                (451,532)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                --                   (25,468,923)
Net unrealized appreciation (depreciation) on
   investments                                                               --                       844,732
                                                                    -------------               -------------
                    Net assets                                      ($     42,525)              $ 255,545,398
                                                                    =============               =============

NORTH AMERICAN FUNDS U.S. GOVERNMENT SECURITIES FUND
SUNAMERICA INCOME FUNDS U.S. GOVERNMENT SECURITIES FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                     North American Funds    SunAmerica Income Funds
                                                       U.S. Government           U.S. Government
                                                       Securities Fund           Securities Fund
                                                   ----------------------    -----------------------
Class A:
     Net assets                                           $ 33,746,846          $   169,523,987
     Shares outstanding                                      3,434,666               19,032,935
     Net asset value and redemption price per
      share                                               $       9.83          $          8.91
     Maximum sales charge (4.75% of offering
       price)                                                     0.49                     0.44
                                                          ------------          ---------------
     Maximum offering price to public                     $      10.32          $          9.35
                                                          ============          ===============
Class B:
     Net assets                                           $  9,485,878          $    32,085,141
     Shares outstanding                                        965,374                3,602,311
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                   $       9.83          $          8.91
                                                          ============          ===============

Class II:
     Net assets                                                   --            $     3,302,887
     Shares outstanding                                           --                    370,663
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                      --            $          8.91
     Maximum sales charge (1.00% of offering
       price)                                                     --                       0.09
                                                          ------------          ---------------
     Maximum offering price to public                             --            $          9.00
                                                          ============          ===============

Class C:
     Net assets                                           $  7,443,184                     --
     Shares outstanding                                        757,505                     --
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                   $       9.83                     --
                                                          ============          ===============

Class I:
     Net assets                                                   --                       --
     Shares outstanding                                           --                       --
     Net asset value, offering and redemption
      price per share                                             --                       --
                                                          ============          ===============



                                                                            Pro Forma
                                                        Pro Forma           Combined
                                                       Adjustments          (Note 1)
                                                   ------------------    -------------
Class A:
     Net assets                                      ($      28,319)(A)      $203,242,514
     Shares outstanding                                     349,680 (B)        22,817,281
     Net asset value and redemption price per
      share                                                    --            $       8.91
     Maximum sales charge (4.75% of offering
       price)                                                  --                    0.44
                                                     --------------          ------------
     Maximum offering price to public                          --            $       9.35
                                                     ==============          ============
Class B:
     Net assets                                      ($       7,960)(A)      $ 41,563,059
     Shares outstanding                                      98,365 (B)         4,666,050
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                        --            $       8.91
                                                     ==============          ============

Class II:
     Net assets                                       $   7,436,938 (D)      $ 10,739,825
     Shares outstanding                                     834,673 (B)(D)      1,205,336
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                   --            $       8.91
     Maximum sales charge (1.00% of offering
       price)                                                  --                    0.09
                                                     --------------          ------------
     Maximum offering price to public                          --            $       9.00
                                                     ==============          ============

Class C:
     Net assets                                      ($   7,443,184)(A)(D)   $          0
     Shares outstanding                                    (757,505)(B)(D)              0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                        --                    --
                                                     ==============          ============

Class I:
     Net assets                                                --                    --
     Shares outstanding                                        --                    --
     Net asset value, offering and redemption
      price per share                                          --            $       8.91 (C)
                                                     ==============          ============


(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds U.S. Government Securities Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds U.S. Government Securities Fund shares for shares of SunAmerica Income Funds U.S. Government Securities Fund
(C) Class I shares will be offered on SunAmerica Income Funds U.S. Government Securities and will assume the net asset value of Class A
(D) Class C shares of North American Funds U.S. Government Securities Fund will receive Class II shares of SunAmerica Income Funds U.S. Government Securities Fund

See Notes to Pro Forma Financial Statements

NORTH AMERICAN FUNDS U.S. GOVERNMENT SECURITIES FUND
SUNAMERICA INCOME FUNDS U.S. GOVERNMENT SECURITIES FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                       North American Funds  SunAmerica Income Funds
                                                                         U.S. Government         U.S. Government
                                                                         Securities Fund         Securities Fund
                                                                    --------------------      ----------------------
INVESTMENT INCOME:
Income:
     Interest                                                             $  3,176,412           $ 12,703,624
                                                                          ------------           ------------

Expenses:
     Investment advisory and management fees                                   291,743              1,408,067
     Distribution and service maintenance fees
        Class A                                                                111,431                547,430
        Class B                                                                 95,420                299,456
        Class II                                                                     0                 13,977
        Class C                                                                 72,443                      0
     Transfer agent fees and expenses                                          116,418                      0
         Class A                                                                     0                417,133
         Class B                                                                     0                 83,281
         Class II                                                                    0                  5,090
     Registration fees                                                          32,363                      0
         Class A                                                                     0                 12,870
         Class B                                                                     0                  8,768
         Class II                                                                    0                 16,079
     Accounting/administration                                                  51,121                      0
     Custodian fees and expenses                                                26,909                 76,312
     Audit and legal fees                                                       20,634                 38,420
     Miscellaneous expenses                                                     24,309                112,141
                                                                          ------------           ------------
         Total expenses                                                        842,791              3,039,024
         Less: expenses waived/reimbursed by investment adviser               (109,345)               (16,427)
         Less: custody credits earned on cash balances                               0                 (3,737)
                                                                          ------------           ------------
         Net expenses                                                          733,446              3,018,860
                                                                          ------------           ------------
Net investment income (loss)                                                 2,442,966              9,684,764
                                                                          ------------           ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                        513,044              6,314,865
Net change in unrealized appreciation/depreciation of
  investments                                                                  620,353              6,463,195
                                                                          ------------           ------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                             1,133,397             12,778,060
                                                                          ------------           ------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                       $  3,576,363           $ 22,462,824
                                                                          ============           ============


                                                                                                   Pro Forma
                                                                       Pro Forma                   Combined
                                                                      Adjustments                  (Note 1)
                                                                      ------------                 ---------
INVESTMENT INCOME:
Income:
     Interest                                                          $          0              $ 15,880,036
                                                                       ------------              ------------

Expenses:
     Investment advisory and management fees                               (174,281)(E)             1,525,529
     Distribution and service maintenance fees
        Class A                                                                   0                   658,861
        Class B                                                                   0                   394,876
        Class II                                                             72,443 (D)                86,420
        Class C                                                             (72,443)(D)                     0
     Transfer agent fees and expenses                                      (116,418)(E)                     0
         Class A                                                             85,961 (E)               503,094
         Class B                                                             26,718 (E)               109,999
         Class II                                                            23,906 (E)                28,996
     Registration fees                                                      (32,363)(E)                     0
         Class A                                                              4,130 (E)                17,000
         Class B                                                              3,232 (E)                12,000
         Class II                                                            (6,079)(E)                10,000
     Accounting/administration                                              (51,121)(E)                     0
     Custodian fees and expenses                                             (8,671)(E)                94,550
     Audit and legal fees                                                   (24,054)(F)                35,000
     Miscellaneous expenses                                                 (21,450)(F)               115,000
                                                                       ------------              ------------
         Total expenses                                                    (290,490)                3,591,325
         Less: expenses waived/reimbursed by investment adviser               3,263 (G)              (122,509)
         Less: custody credits earned on cash balances                            0                    (3,737)
                                                                       ------------              ------------
         Net expenses                                                      (287,227)                3,465,079
                                                                       ------------              ------------
Net investment income (loss)                                                287,227                12,414,957
                                                                       ------------              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                           0                 6,827,909
Net change in unrealized appreciation/depreciation of
  investments                                                                     0                 7,083,548
                                                                       ------------              ------------
Net realized and unrealized gain (loss) on investments, foreign
currency and other assets and liabilities                                         0                13,911,457
                                                                       ------------              ------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                    $    287,227              $ 26,326,414
                                                                       ============              ============

(D) Class C shares of North American Funds U.S. Government Securities Fund will receive Class II shares of SunAmerica Income Funds U.S. Government Securities Fund
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F)  Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbursed by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

             SunAmerica Income Funds U.S. Government Securities Fund
              North American Funds U.S. Government Securities Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)



                          Principal/Shares
----------------------------------------------------------
   North American         SunAmerica
   U.S. Government       U.S. Government   Pro Forma
     Securities           Securities        Combined                                Description                   Coupon
----------------------   -------------   ---------------  ----------------------------------------------------------------
                                                          FEDERAL HOME LOAN MORTGAGE CORP.
            2,000,000               -         2,000,000   Federal Home Loan Mortgage Corp.                           5.63
              500,000               -           500,000   Federal Home Loan Mortgage Corp.                           5.88
                    -       6,842,632         6,842,632   Federal Home Loan Mortgage Corp.                           6.00
            2,800,000               -         2,800,000   Federal Home Loan Mortgage Corp.                           6.50
            7,500,000               -         7,500,000   Federal Home Loan Mortgage Corp.                           6.88
                    -      10,000,000        10,000,000   Federal Home Loan Mortgage Corp.                           6.88
            1,000,000               -         1,000,000   Federal Home Loan Mortgage Corp.                           7.00
              593,677               -           593,677   Federal Home Loan Mortgage Corp.                           7.50
              861,580               -           861,580   Federal Home Loan Mortgage Corp.                           7.50
              446,166               -           446,166   Federal Home Loan Mortgage Corp.                           7.50
            1,028,758               -         1,028,758   Federal Home Loan Mortgage Corp.                           7.50
                    -         315,018           315,018   Federal Home Loan Mortgage Corp.                           7.50
              222,364               -           222,364   Federal Home Loan Mortgage Corp.                           8.00
            1,299,104               -         1,299,104   Federal Home Loan Mortgage Corp.                           8.00
              378,537               -           378,537   Federal Home Loan Mortgage Corp.                           8.00
               98,974               -            98,974   Federal Home Loan Mortgage Corp.                           8.00
               72,719               -            72,719   Federal Home Loan Mortgage Corp.                           8.25
              378,880               -           378,880   Federal Home Loan Mortgage Corp.                           8.50
            1,640,779               -         1,640,779   Federal Home Loan Mortgage Corp.                           8.50
              335,588               -           335,588   Federal Home Loan Mortgage Corp.                           8.50
            4,143,643               -         4,143,643   Federal Home Loan Mortgage Corp.                           8.50
              100,709               -           100,709   Federal Home Loan Mortgage Corp.                           8.50
               88,685               -            88,685   Federal Home Loan Mortgage Corp.                           8.50
              186,815               -           186,815   Federal Home Loan Mortgage Corp.                           8.50
               96,920               -            96,920   Federal Home Loan Mortgage Corp.                           8.50
                    -         731,878           731,878   Federal Home Loan Mortgage Corp.                           9.50
                    -       2,382,187         2,382,187   Federal Home Loan Mortgage Corp.                          10.00
                    -       3,871,228         3,871,228   Federal Home Loan Mortgage Corp.                          10.00
               30,009               -            30,009   Federal Home Loan Mortgage Corp.                          11.75
                    -       5,615,443         5,615,443   Federal Home Loan Mortgage Corp.                          12.50
                    -       1,944,376         1,944,376   Federal Home Loan Mortgage Corp.                          13.50

                                                          Total Federal Home Loan Mortgage Corp.

                                                              (cost $26,288,190; $34,202,624; $60,490,815)

                                                          FEDERAL NATIONAL MORTGAGE ASSOCIATION
            1,000,000               -         1,000,000   Federal National Mortgage Association                      5.50
              500,000               -           500,000   Federal National Mortgage Association                      5.50
              260,000               -           260,000   Federal National Mortgage Association                      5.69
                    -       5,900,725         5,900,725   Federal National Mortgage Association                      6.00
                    -      16,847,917        16,847,917   Federal National Mortgage Association                      6.00
            2,750,000               -         2,750,000   Federal National Mortgage Association                      6.53
            1,708,583               -         1,708,583   Federal National Mortgage Association (1)                  6.54





                                                                      North American        SunAmerica
                                                                     U.S. Government     U.S. Government     Pro Forma
                          Description                Maturity Date      Securities          Securities        Combined
------------------------------------------------------------------  ------------------- ------------------- -------------
FEDERAL HOME LOAN MORTGAGE CORP.                                                 52.8%               16.7%         23.9%
Federal Home Loan Mortgage Corp.                         03/20/06
Federal Home Loan Mortgage Corp.                         03/21/11
Federal Home Loan Mortgage Corp.                         11/01/13
Federal Home Loan Mortgage Corp.                              TBA
Federal Home Loan Mortgage Corp.                         01/15/05
Federal Home Loan Mortgage Corp.                         09/15/10
Federal Home Loan Mortgage Corp.                              TBA
Federal Home Loan Mortgage Corp.                         07/01/15
Federal Home Loan Mortgage Corp.                         12/01/15
Federal Home Loan Mortgage Corp.                         01/01/16
Federal Home Loan Mortgage Corp.                         02/01/16
Federal Home Loan Mortgage Corp.                         06/01/25
Federal Home Loan Mortgage Corp.                         06/01/30
Federal Home Loan Mortgage Corp.                         12/01/30
Federal Home Loan Mortgage Corp.                         01/01/31
Federal Home Loan Mortgage Corp.                         06/01/08
Federal Home Loan Mortgage Corp.                         07/01/06
Federal Home Loan Mortgage Corp.                         04/01/30
Federal Home Loan Mortgage Corp.                         05/01/30
Federal Home Loan Mortgage Corp.                         06/01/30
Federal Home Loan Mortgage Corp.                         09/01/30
Federal Home Loan Mortgage Corp.                         10/01/30
Federal Home Loan Mortgage Corp.                         05/01/08
Federal Home Loan Mortgage Corp.                         06/01/25
Federal Home Loan Mortgage Corp.                         12/01/29
Federal Home Loan Mortgage Corp.                         04/01/20
Federal Home Loan Mortgage Corp.                         01/01/17
Federal Home Loan Mortgage Corp.                         08/01/21
Federal Home Loan Mortgage Corp.                         08/01/13
Federal Home Loan Mortgage Corp.                         01/01/16
Federal Home Loan Mortgage Corp.                         02/01/19

Total Federal Home Loan Mortgage Corp.

    (cost $26,288,190; $34,202,624; $60,490,815)

FEDERAL NATIONAL MORTGAGE ASSOCIATION                                            27.7%               13.5%         16.3%
Federal National Mortgage Association                    03/16/06
Federal National Mortgage Association                    03/15/11
Federal National Mortgage Association                    01/23/06
Federal National Mortgage Association                    10/01/28
Federal National Mortgage Association                    12/01/28
Federal National Mortgage Association                    05/25/30
Federal National Mortgage Association (1)                12/28/28


                                                                          Market Value
                                                    ---------------------------------------------------------
                                                     North American        SunAmerica
                                                     U.S. Government     U.S. Government       Pro Forma
                          Description                  Securities          Securities          Combined
----------------------------------------------------------------------  ------------------ ------------------
FEDERAL HOME LOAN MORTGAGE CORP.
Federal Home Loan Mortgage Corp.                            2,007,180                   -          2,007,180
Federal Home Loan Mortgage Corp.                              494,610                   -            494,610
Federal Home Loan Mortgage Corp.                                    -           6,834,079          6,834,079
Federal Home Loan Mortgage Corp.                            2,834,132                   -          2,834,132
Federal Home Loan Mortgage Corp.                            7,962,900                   -          7,962,900
Federal Home Loan Mortgage Corp.                                    -          10,815,600         10,815,600
Federal Home Loan Mortgage Corp.                            1,013,130                   -          1,013,130
Federal Home Loan Mortgage Corp.                              611,297                   -            611,297
Federal Home Loan Mortgage Corp.                              887,151                   -            887,151
Federal Home Loan Mortgage Corp.                              459,409                   -            459,409
Federal Home Loan Mortgage Corp.                            1,059,292                   -          1,059,292
Federal Home Loan Mortgage Corp.                                    -             322,203            322,203
Federal Home Loan Mortgage Corp.                              229,520                   -            229,520
Federal Home Loan Mortgage Corp.                            1,340,908                   -          1,340,908
Federal Home Loan Mortgage Corp.                              390,718                   -            390,718
Federal Home Loan Mortgage Corp.                              101,908                   -            101,908
Federal Home Loan Mortgage Corp.                               74,989                   -             74,989
Federal Home Loan Mortgage Corp.                              395,457                   -            395,457
Federal Home Loan Mortgage Corp.                            1,712,563                   -          1,712,563
Federal Home Loan Mortgage Corp.                              350,270                   -            350,270
Federal Home Loan Mortgage Corp.                            4,324,927                   -          4,324,927
Federal Home Loan Mortgage Corp.                              105,115                   -            105,115
Federal Home Loan Mortgage Corp.                               92,201                   -             92,201
Federal Home Loan Mortgage Corp.                              197,849                   -            197,849
Federal Home Loan Mortgage Corp.                              101,160                   -            101,160
Federal Home Loan Mortgage Corp.                                    -             765,266            765,266
Federal Home Loan Mortgage Corp.                                    -           2,607,732          2,607,732
Federal Home Loan Mortgage Corp.                                    -           4,214,064          4,214,064
Federal Home Loan Mortgage Corp.                               33,832                   -             33,832
Federal Home Loan Mortgage Corp.                                    -           6,388,915          6,388,915
Federal Home Loan Mortgage Corp.                                    -           2,298,116          2,298,116
                                                    ------------------  ------------------ ------------------
Total Federal Home Loan Mortgage Corp.                     26,780,518          34,245,975         61,026,493
                                                    ------------------  ------------------ ------------------
    (cost $26,288,190; $34,202,624; $60,490,815)

FEDERAL NATIONAL MORTGAGE ASSOCIATION
Federal National Mortgage Association                       1,005,160                   -          1,005,160
Federal National Mortgage Association                         490,625                   -            490,625
Federal National Mortgage Association                         260,894                   -            260,894
Federal National Mortgage Association                               -           5,764,301          5,764,301
Federal National Mortgage Association                               -          16,458,393         16,458,393
Federal National Mortgage Association                       2,800,257                   -          2,800,257
Federal National Mortgage Association (1)                   1,745,250                   -          1,745,250

             SunAmerica Income Funds U.S. Government Securities Fund
              North American Funds U.S. Government Securities Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

                          Principal/Shares
----------------------------------------------------------
   North American         SunAmerica
   U.S. Government       U.S. Government   Pro Forma
     Securities           Securities        Combined                                Description                   Coupon
----------------------   -------------   ---------------  ----------------------------------------------------------------
              521,814               -           521,814   Federal National Mortgage Association (1)                  6.78
            5,500,000               -         5,500,000   Federal National Mortgage Association                      7.13
               74,698               -            74,698   Federal National Mortgage Association                      7.50
              756,842               -           756,842   Federal National Mortgage Association                      7.50
              304,895               -           304,895   Federal National Mortgage Association                      7.50
                    -       2,068,209         2,068,209   Federal National Mortgage Association                      7.50
                7,099               -             7,099   Federal National Mortgage Association                      8.00
                    -       1,905,790         1,905,790   Federal National Mortgage Association                      8.00
                    -       1,379,845         1,379,845   Federal National Mortgage Association                      8.00
               11,705               -            11,705   Federal National Mortgage Association                      8.50
                  261               -               261   Federal National Mortgage Association                     11.00
              124,681               -           124,681   Federal National Mortgage Association                     11.50

                                                          Total Federal National Mortgage Association

                                                              (cost $13,776,181; $27,966,724; $41,742,905)

                                                          FEDERAL HOME LOAN BANK
            1,500,000               -         1,500,000   Federal Home Loan Bank                                     5.80
              275,000               -           275,000   Federal Home Loan Bank                                     6.70

                                                          Total Federal Home Loan Banks

                                                              (cost $1,849,282; $0; $1,849,282)

                                                          GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                    -      10,000,000        10,000,000   Government National Mortgage Association (1)               6.00
                    -      20,000,000        20,000,000   Government National Mortgage Association                   6.00
                    -       2,488,126         2,488,126   Government National Mortgage Association                   7.00
                    -         580,969           580,969   Government National Mortgage Association                   7.00
                    -         791,234           791,234   Government National Mortgage Association                   7.00
                    -       3,987,230         3,987,230   Government National Mortgage Association                   7.00
                    -         372,806           372,806   Government National Mortgage Association                   7.00
                    -          71,494            71,494   Government National Mortgage Association                   7.00
               37,255               -            37,255   Government National Mortgage Association                   7.50
                    -         140,772           140,772   Government National Mortgage Association                   7.50
                    -       2,047,282         2,047,282   Government National Mortgage Association                   7.50
                    -       6,207,733         6,207,733   Government National Mortgage Association                   7.50
                    -          31,915           313,915   Government National Mortgage Association                   7.50
               28,834               -            28,834   Government National Mortgage Association                   7.75
                8,644               -             8,644   Government National Mortgage Association                   8.00
               11,187               -            11,187   Government National Mortgage Association                   8.00
              516,530               -           516,530   Government National Mortgage Association                   9.00
                2,438               -             2,438   Government National Mortgage Association                  11.00
                2,611               -             2,611   Government National Mortgage Association                  11.00
                2,406               -             2,406   Government National Mortgage Association                  11.00
                3,687               -             3,687   Government National Mortgage Association                  11.25



                                                                         North American        SunAmerica
                                                                        U.S. Government     U.S. Government     Pro Forma
                          Description                 Maturity Date        Securities          Securities        Combined
---------------------------------------------------------------------  ------------------- ------------------- ------------
Federal National Mortgage Association (1)                   01/17/03
Federal National Mortgage Association                       02/15/05
Federal National Mortgage Association                       07/01/15
Federal National Mortgage Association                       08/01/15
Federal National Mortgage Association                       10/01/15
Federal National Mortgage Association                       07/01/26
Federal National Mortgage Association                       08/01/04
Federal National Mortgage Association                       12/01/22
Federal National Mortgage Association                       01/01/23
Federal National Mortgage Association                       08/01/02
Federal National Mortgage Association                       02/01/15
Federal National Mortgage Association                       09/01/19

Total Federal National Mortgage Association

    (cost $13,776,181; $27,966,724; $41,742,905)

FEDERAL HOME LOAN BANK                                                               3.5%                0.0%          0.7%
Federal Home Loan Bank                                      09/02/08
Federal Home Loan Bank                                      05/07/03

Total Federal Home Loan Banks

    (cost $1,849,282; $0; $1,849,282)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                             2.9%               22.8%         18.9%
Government National Mortgage Association (1)                     TBA
Government National Mortgage Association                         TBA
Government National Mortgage Association                    11/20/30
Government National Mortgage Association                    07/15/23
Government National Mortgage Association                    10/15/23
Government National Mortgage Association                    09/15/25
Government National Mortgage Association                    03/20/29
Government National Mortgage Association                    06/20/29
Government National Mortgage Association                    04/15/02
Government National Mortgage Association                    04/15/17
Government National Mortgage Association                    08/15/23
Government National Mortgage Association                    09/15/23
Government National Mortgage Association                    10/15/23
Government National Mortgage Association                    04/15/04
Government National Mortgage Association                    11/15/06
Government National Mortgage Association                    02/15/08
Government National Mortgage Association                    12/15/16
Government National Mortgage Association                    11/20/14
Government National Mortgage Association                    08/20/15
Government National Mortgage Association                    09/20/15
Government National Mortgage Association                    10/20/15

                                                                        Market Value
                                                    --------------------------------------------------------
                                                    North American        SunAmerica
                                                    U.S. Government     U.S. Government       Pro Forma
                          Description                 Securities          Securities          Combined
---------------------------------------------------------------------  ------------------ ------------------
Federal National Mortgage Association (1)                    524,425                   -            524,425
Federal National Mortgage Association                      5,890,170                   -          5,890,170
Federal National Mortgage Association                         76,892                   -             76,892
Federal National Mortgage Association                        779,070                   -            779,070
Federal National Mortgage Association                        313,850                   -            313,850
Federal National Mortgage Association                              -           2,116,688          2,116,688
Federal National Mortgage Association                          7,194                   -              7,194
Federal National Mortgage Association                              -           1,965,346          1,965,346
Federal National Mortgage Association                              -           1,422,965          1,422,965
Federal National Mortgage Association                         11,817                   -             11,817
Federal National Mortgage Association                            296                   -                296
Federal National Mortgage Association                        142,604                   -            142,604
                                                    -----------------  ------------------ ------------------
Total Federal National Mortgage Association               14,048,504          27,727,693         41,776,197
                                                    -----------------  ------------------ ------------------
    (cost $13,776,181; $27,966,724; $41,742,905)

FEDERAL HOME LOAN BANK
Federal Home Loan Bank                                     1,516,410                   -          1,516,410
Federal Home Loan Bank                                       275,558                   -            275,558
                                                    -----------------  ------------------ ------------------
Total Federal Home Loan Banks                              1,791,968                   -          1,791,968
                                                    -----------------  ------------------ ------------------
    (cost $1,849,282; $0; $1,849,282)

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
Government National Mortgage Association (1)                       -           9,800,000          9,800,000
Government National Mortgage Association                           -          19,650,000         19,650,000
Government National Mortgage Association                           -           2,516,117          2,516,117
Government National Mortgage Association                           -             590,044            590,044
Government National Mortgage Association                           -             803,593            803,593
Government National Mortgage Association                           -           4,049,511          4,049,511
Government National Mortgage Association                           -             377,000            377,000
Government National Mortgage Association                           -              72,298             72,298
Government National Mortgage Association                      37,667                   -             37,667
Government National Mortgage Association                           -             144,291            144,291
Government National Mortgage Association                           -           2,098,464          2,098,464
Government National Mortgage Association                           -           6,362,926          6,362,926
Government National Mortgage Association                           -             321,763            321,763
Government National Mortgage Association                      29,682                   -             29,682
Government National Mortgage Association                       9,029                   -              9,029
Government National Mortgage Association                      11,715                   -             11,715
Government National Mortgage Association                     546,907                   -            546,907
Government National Mortgage Association                       2,669                   -              2,669
Government National Mortgage Association                       2,882                   -              2,882
Government National Mortgage Association                       2,649                   -              2,649
Government National Mortgage Association                       4,040                   -              4,040

             SunAmerica Income Funds U.S. Government Securities Fund
              North American Funds U.S. Government Securities Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

                          Principal/Shares
----------------------------------------------------------
   North American         SunAmerica
   U.S. Government       U.S. Government   Pro Forma
     Securities           Securities        Combined                                Description
----------------------   -------------   ---------------  ---------------------------------------------------------
               31,971               -            31,971   Government National Mortgage Association
               39,739               -            39,739   Government National Mortgage Association
              102,688               -           102,688   Government National Mortgage Association
               43,487               -            43,487   Government National Mortgage Association
               14,613               -            14,613   Government National Mortgage Association
               22,865               -            22,865   Government National Mortgage Association
               16,304               -            16,304   Government National Mortgage Association
               15,549               -            15,549   Government National Mortgage Association
               32,488               -            32,488   Government National Mortgage Association
               13,183               -            13,183   Government National Mortgage Association
                1,315               -             1,315   Government National Mortgage Association
               11,613               -            11,613   Government National Mortgage Association
               11,842               -            11,842   Government National Mortgage Association
                2,102               -             2,102   Government National Mortgage Association
                6,766               -             6,766   Government National Mortgage Association
                7,454               -             7,454   Government National Mortgage Association
               12,140               -            12,140   Government National Mortgage Association
                2,218               -             2,218   Government National Mortgage Association
               20,390               -            20,390   Government National Mortgage Association
               23,175               -            23,175   Government National Mortgage Association
                6,468               -             6,468   Government National Mortgage Association
               11,700               -            11,700   Government National Mortgage Association
               37,929               -            37,929   Government National Mortgage Association
               16,516               -            16,516   Government National Mortgage Association
               16,098               -            16,098   Government National Mortgage Association
                2,885               -             2,885   Government National Mortgage Association
                  869               -               869   Government National Mortgage Association
               10,799               -            10,799   Government National Mortgage Association
                1,469               -             1,469   Government National Mortgage Association
                2,754               -             2,754   Government National Mortgage Association
                1,208               -             1,208   Government National Mortgage Association
               17,402               -            17,402   Government National Mortgage Association
                2,207               -             2,207   Government National Mortgage Association
                6,997               -             6,997   Government National Mortgage Association
              107,129               -           107,129   Government National Mortgage Association
                8,960               -             8,960   Government National Mortgage Association

                                                          Total Government National Mortgage Association

                                                              (cost $1,431,502; $46,546,088; $47,977,590)

                                                          U.S GOVERNMENT AGENCIES
              500,000               -           500,000   Federal Farm Credit Bank
              200,000               -           200,000   Federal Farm Credit Bank
              500,000               -           500,000   Federal Farm Credit Bank





                                                                                                North American        SunAmerica
                                                                                               U.S. Government     U.S. Government
                          Description                               Coupon   Maturity Date        Securities          Securities
--------------------------------------------------------------------------------------------  ------------------- -----------------
Government National Mortgage Association                              11.50        03/15/13
Government National Mortgage Association                              11.50        06/15/13
Government National Mortgage Association                              11.50        08/15/13
Government National Mortgage Association                              11.50        07/20/14
Government National Mortgage Association                              11.50        05/20/15
Government National Mortgage Association                              11.50        07/20/15
Government National Mortgage Association                              11.50        09/20/15
Government National Mortgage Association                              12.50        09/15/14
Government National Mortgage Association                              13.00        01/15/11
Government National Mortgage Association                              13.00        02/15/11
Government National Mortgage Association                              13.00        03/15/11
Government National Mortgage Association                              13.00        04/15/11
Government National Mortgage Association                              13.00        02/15/12
Government National Mortgage Association                              13.00        01/15/13
Government National Mortgage Association                              13.00        09/15/13
Government National Mortgage Association                              13.00        10/15/13
Government National Mortgage Association                              13.00        11/15/13
Government National Mortgage Association                              13.00        01/15/14
Government National Mortgage Association                              13.00        10/20/14
Government National Mortgage Association                              13.00        01/15/15
Government National Mortgage Association                              13.00        02/20/15
Government National Mortgage Association                              13.00        06/15/15
Government National Mortgage Association                              13.25        07/15/14
Government National Mortgage Association                              13.50        01/15/12
Government National Mortgage Association                              13.50        02/15/13
Government National Mortgage Association                              15.00        07/15/11
Government National Mortgage Association                              15.00        08/15/11
Government National Mortgage Association                              15.00        11/15/11
Government National Mortgage Association                              15.00        01/15/12
Government National Mortgage Association                              15.00        02/15/12
Government National Mortgage Association                              15.00        05/15/12
Government National Mortgage Association                              15.00        06/15/12
Government National Mortgage Association                              15.00        09/15/12
Government National Mortgage Association                              15.50        08/15/11
Government National Mortgage Association                              15.50        09/15/11
Government National Mortgage Association                              16.00        01/15/11

Total Government National Mortgage Association

    (cost $1,431,502; $46,546,088; $47,977,590)

U.S GOVERNMENT AGENCIES                                                                                    10.4%            22.2%
Federal Farm Credit Bank                                               6.30        12/03/13
Federal Farm Credit Bank                                               6.00        03/07/11
Federal Farm Credit Bank                                               5.64        04/04/11



                                                                                         Market Value
                                                                    ---------------------------------------------------------
                                                                     North American        SunAmerica
                                                       Pro Forma     U.S. Government     U.S. Government       Pro Forma
                          Description                   Combined       Securities          Securities          Combined
------------------------------------------------------------------- ------------------  ------------------ ------------------
Government National Mortgage Association                                       35,815                   -             35,815
Government National Mortgage Association                                       44,305                   -             44,305
Government National Mortgage Association                                      115,034                   -            115,034
Government National Mortgage Association                                       48,338                   -             48,338
Government National Mortgage Association                                       16,304                   -             16,304
Government National Mortgage Association                                       25,576                   -             25,576
Government National Mortgage Association                                       18,237                   -             18,237
Government National Mortgage Association                                       17,796                   -             17,796
Government National Mortgage Association                                       37,824                   -             37,824
Government National Mortgage Association                                       15,348                   -             15,348
Government National Mortgage Association                                        1,531                   -              1,531
Government National Mortgage Association                                       13,521                   -             13,521
Government National Mortgage Association                                       13,796                   -             13,796
Government National Mortgage Association                                        2,419                   -              2,419
Government National Mortgage Association                                        7,887                   -              7,887
Government National Mortgage Association                                        8,689                   -              8,689
Government National Mortgage Association                                       14,152                   -             14,152
Government National Mortgage Association                                        2,587                   -              2,587
Government National Mortgage Association                                       23,306                   -             23,306
Government National Mortgage Association                                       26,920                   -             26,920
Government National Mortgage Association                                        7,492                   -              7,492
Government National Mortgage Association                                       13,652                   -             13,652
Government National Mortgage Association                                       43,488                   -             43,488
Government National Mortgage Association                                       18,978                   -             18,978
Government National Mortgage Association                                       18,915                   -             18,915
Government National Mortgage Association                                        3,446                   -              3,446
Government National Mortgage Association                                        1,030                   -              1,030
Government National Mortgage Association                                       12,897                   -             12,897
Government National Mortgage Association                                        1,754                   -              1,754
Government National Mortgage Association                                        3,289                   -              3,289
Government National Mortgage Association                                        1,452                   -              1,452
Government National Mortgage Association                                       20,782                   -             20,782
Government National Mortgage Association                                        2,653                   -              2,653
Government National Mortgage Association                                        8,328                   -              8,328
Government National Mortgage Association                                      127,516                   -            127,516
Government National Mortgage Association                                       10,791                   -             10,791
                                                                    ------------------  ------------------ ------------------
Total Government National Mortgage Association                              1,433,088          46,786,007         48,219,095
                                                                    ------------------  ------------------ ------------------
    (cost $1,431,502; $46,546,088; $47,977,590)

U.S GOVERNMENT AGENCIES                                      19.8%
Federal Farm Credit Bank                                                      513,334                   -            513,334
Federal Farm Credit Bank                                                      202,062                   -            202,062
Federal Farm Credit Bank                                                      490,625                   -            490,625


             SunAmerica Income Funds U.S. Government Securities Fund
              North American Funds U.S. Government Securities Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

                          Principal/Shares
----------------------------------------------------------
   North American         SunAmerica
   U.S. Government       U.S. Government   Pro Forma
     Securities           Securities        Combined                                Description
----------------------   -------------   ---------------  ------------------------------------------------------------------
              350,000               -           350,000   International Bank for Reconstruction & Development
                    -      10,000,000        10,000,000   Private Export Funding Corp.
                    -       5,222,343         5,222,343   Small Business Administration
              500,000      30,000,000        30,500,000   Student Loan Marketing Association
            3,250,000               -         3,250,000   Tennessee Valley Authority

                                                          Total U.S. Government Agencies

                                                              (cost $5,290,133; $45,067,243; $50,357,376)

                                                          U.S. TREASURY BONDS
              600,000               -           600,000   United States Treasury Bonds
                    -      22,000,000        22,000,000   United States Treasury Bonds

                                                          Total U.S Treasury Bonds

                                                              (cost $648,361; $21,832,812; $22,481,176)

                                                          U.S. TREASURY NOTES
                    -       9,000,000         9,000,000   United States Treasury Notes
                    -      19,000,000        19,000,000   United States Treasury Notes

                                                          Total U.S. Treasury Notes

                                                              (cost $0; $28,600,391; $28,600,301)
                                                          Total Investment Securities

                                                              (cost $49,283,651; $204,215,882; $253,499,533)

                                                          SHORT-TERM SECURITIES
                    -       5,000,000         5,000,000   Federal National Mortgage Association Discount Notes (3)
                    -      20,000,000        20,000,000   International Bank for Reconstruction & Development Discount Notes

                                                          Total Short-Term Securities

                                                              (cost $0; $24,831,303; $24,831,303)

                                                          REPURCHASE AGREEMENTS
            4,123,000               -         4,123,000   State Street Bank & Trust Co. Repurchase Agreemment
                    -       7,983,000         7,983,000   State Street Bank & Trust Co. Repurchase Agreemment (3)
                    -      20,000,000        20,000,000   UBS Warburg LLC Repurchase Agreement (4)

                                                          Total Repurchase Agreements

                                                              (cost $4,123,000; $27,983,000; $32,106,000)
                                                          TOTAL INVESTMENTS
                                                              (cost $53,406,651; $257,030,185; $310,436,836)
                                                          Liabilities in excess of other assets (5)(6)

                                                          NET ASSETS




                                                                                                 North American        SunAmerica
                                                                                                U.S. Government     U.S. Government
                           Description                               Coupon   Maturity Date        Securities          Securities
 --------------------------------------------------------------------------------------------  ------------------- ----------------
 International Bank for Reconstruction & Development                    5.00        03/28/06
 Private Export Funding Corp.                                           5.87        07/31/08
 Small Business Administration                                          6.30        06/01/18
 Student Loan Marketing Association                                     5.25        03/15/06
 Tennessee Valley Authority                                             5.63        01/18/11

 Total U.S. Government Agencies

     (cost $5,290,133; $45,067,243; $50,357,376)

 U.S. TREASURY BONDS                                                                                         1.3%            10.6%
 United States Treasury Bonds                                           6.13        08/15/29
 United States Treasury Bonds                                           5.38        02/15/31

 Total U.S Treasury Bonds

     (cost $648,361; $21,832,812; $22,481,176)

 U.S. TREASURY NOTES                                                                                         0.0%            13.9%
 United States Treasury Notes                                           5.75        11/15/05
 United States Treasury Notes                                           5.00        02/15/11

 Total U.S. Treasury Notes

     (cost $0; $28,600,391; $28,600,301)
 Total Investment Securities                                                                                98.6%            99.7%

     (cost $49,283,651; $204,215,882; $253,499,533)

 SHORT-TERM SECURITIES                                                                                       0.0%            12.1%
 Federal National Mortgage Association Discount Notes (3)               4.38        09/13/01
 International Bank for Reconstruction & Development Discount Notes     4.73        04/27/01

 Total Short-Term Securities

     (cost $0; $24,831,303; $24,831,303)

 REPURCHASE AGREEMENTS                                                                                       8.1%            13.7%
 State Street Bank & Trust Co. Repurchase Agreemment                    5.25        04/02/01
 State Street Bank & Trust Co. Repurchase Agreemment (3)                5.15        04/02/01
 UBS Warburg LLC Repurchase Agreement (4)                               5.28        04/02/01

 Total Repurchase Agreements

     (cost $4,123,000; $27,983,000; $32,106,000)
 TOTAL INVESTMENTS                                                                                         106.7%           125.5%
     (cost $53,406,651; $257,030,185; $310,436,836)
 Liabilities in excess of other assets (5)(6)                                                               (6.7)%          (25.5)
                                                                                               ------------------- ----------------
 NET ASSETS                                                                                                100.0%           100.0%
                                                                                               =================== ================


                                                                                                 Market Value
                                                                           ---------------------------------------------------------
                                                                             North American        SunAmerica
                                                                   Forma     U.S. Government     U.S. Government       Pro Forma
                           Description                           Combined       Securities          Securities          Combined
 -------------------------------------------------------------------------- ------------------  ------------------ -----------------
 International Bank for Reconstruction & Development                                  346,580                   -            346,580
 Private Export Funding Corp.                                                               -          10,150,000         10,150,000
 Small Business Administration                                                              -           5,212,122          5,212,122
 Student Loan Marketing Association                                                   499,845          29,990,700         30,490,545
 Tennessee Valley Authority                                                         3,221,790                   -          3,221,790
                                                                            ------------------  ------------------ -----------------
 Total U.S. Government Agencies                                                     5,274,236          45,352,822         50,627,058
                                                                            ------------------  ------------------ -----------------
     (cost $5,290,133; $45,067,243; $50,357,376)

 U.S. TREASURY BONDS                                                  8.7%
 United States Treasury Bonds                                                         644,345                   -            644,345
 United States Treasury Bonds                                                               -          21,718,180         21,718,180
                                                                            ------------------  ------------------ -----------------
 Total U.S Treasury Bonds                                                             644,345          21,718,180         22,362,525
                                                                            ------------------  ------------------ -----------------
     (cost $648,361; $21,832,812; $22,481,176)

 U.S. TREASURY NOTES                                                 11.2%
 United States Treasury Notes                                                               -           9,442,890          9,442,890
 United States Treasury Notes                                                               -          19,098,040         19,098,040
                                                                            ------------------  ------------------ -----------------
 Total U.S. Treasury Notes                                                                  -          28,540,930         28,540,930
                                                                            ------------------  ------------------ -----------------
     (cost $0; $28,600,391; $28,600,301)
 Total Investment Securities                                         99.5%         49,972,659         204,371,607        254,344,266
                                                                            ------------------  ------------------ -----------------
     (cost $49,283,651; $204,215,882; $253,499,533)

 SHORT-TERM SECURITIES                                                9.7%
 Federal National Mortgage Association Discount Notes (3)                                   -           4,899,625          4,899,625
 International Bank for Reconstruction & Development Discount Notes                         -          19,931,678         19,931,678
                                                                            ------------------  ------------------ -----------------
 Total Short-Term Securities                                                                -          24,831,303         24,831,303
                                                                            ------------------  ------------------ -----------------
     (cost $0; $24,831,303; $24,831,303)

 REPURCHASE AGREEMENTS                                               12.6%
 State Street Bank & Trust Co. Repurchase Agreemment                                4,123,000                   -          4,123,000
 State Street Bank & Trust Co. Repurchase Agreemment (3)                                    -           7,983,000          7,983,000
 UBS Warburg LLC Repurchase Agreement (4)                                                   -          20,000,000         20,000,000
                                                                            ------------------  ------------------ -----------------
 Total Repurchase Agreements                                                        4,123,000          27,983,000         32,106,000
                                                                            ------------------  ------------------ -----------------
     (cost $4,123,000; $27,983,000; $32,106,000)
 TOTAL INVESTMENTS                                                  121.8%         54,095,659         257,185,910        311,281,569
     (cost $53,406,651; $257,030,185; $310,436,836)
 Liabilities in excess of other assets (5)(6)                       (21.8)%        (3,419,751)        (52,273,895)       (55,736,171
                                                                  --------- ------------------  ------------------ -----------------
 NET ASSETS                                                         100.0%        $50,675,908        $204,912,015       $255,545,398
                                                                  ========= ==================  ================== =================

             SunAmerica Income Funds U.S. Government Securities Fund
              North American Funds U.S. Government Securities Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)



     TBA Securities purchased on a
         forward commitment basis with an
         approximate principal amount and no
         definitive maturity date. The
         actual principal and maturity date
         will be determined upon settlement
         date.
     (1) TBA mortgage-backed dollar rolls

     (2) The security or portion thereof is out on loan

     (3) The security or portion thereof represents collateral for the open TBA mortgage-backed dollar rolls

     (4) Includes cash received as
         collateral for securities out on
         loan in the amount of $11,302,500

     (5) Includes a liability for fully
         collateralized securities on loan

     (6) To adjust ($42,525,) for
         prepaid expenses on the North
         American Funds U.S. Government
         Securities Fund to be expensed
         prior to the reorganization

      Management does not anticipate
      having to sell any securities as a
      result of the reorganization,
      however, securities may be sold due
      to differing portfolio management
      style.

     See Notes to Pro Forma Financial Statements

 SUNAMERICA INCOME FUNDS U.S. GOVERNMENT SECURITIES FUND
 NORTH AMERICAN FUNDS U.S. GOVERNMENT SECURITIES FUND
      NOTES TO PRO FORMA FINANCIAL STATEMENTS
                  MARCH 31, 2001
                    (unaudited)


1.       BASIS OF COMBINATION

         The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the U.S. Government Securities Fund ("SunAmerica U.S. Government Securities") a separately managed portfolio of SunAmerica Income Funds, and U.S. Government Securities Fund ("U.S. Government Securities") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of U.S. Government Securities Class A, Class B and Class C shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of U.S. Government Securities in exchange for shares of SunAmerica U.S. Government Securities. In conjunction with the reorganization, SunAmerica U.S. Government Securities is the surviving fund.

         The Pro Forma Statements should be read in conjunction with the historical financial statements of SunAmerica U.S. Government Securities and U.S. Government Securities included in their respective Statements of Additional Information.

2.       VALUATION

         Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.       CAPITAL SHARES

         The pro forma combined net asset value per share assumes the issuance of additional shares of SunAmerica U.S. Government Securities which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of SunAmerica U.S. Government Securities Class A ($8.91), Class B ($8.91), and Class II ($8.91). Class I shares will be offered on SunAmerica U.S. Government Securities and will assume the net asset value of Class A. The Class C shares of U.S. Government Securities will receive Class II shares of SunAmerica U.S. Government Securities.

      The pro forma number of shares outstanding are determined as follows:

                                    Class A               Class B           Class II      Class I
----------------------------------- ---------------- ----------------- --------------- -------------
Shares of SunAmerica U.S.
Government Securities                 19,032,935         3,602,311           370,663              0
----------------------------------- ---------------- ----------------- --------------- -------------

Additional Shares to be issued to
U.S. Government Securities             3,784,346         1,063,739           834,673              0
----------------------------------- ---------------- ----------------- --------------- -------------

Pro Forma
Shares outstanding                    22,817,281         4,666,050         1,205,336              0
----------------------------------- ---------------- ----------------- --------------- -------------


         These pro forma financial statements assume that all shares of U.S. Government Securities Class A, Class B, and Class C outstanding on March 31, 2001 were exchanged, tax free, for SunAmerica U.S. Government Securities Class A, Class B, and Class II shares, respectively.

4.       PRO FORMA OPERATING EXPENSES

         The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of SunAmerica U.S. Government Securities, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of SunAmerica U.S. Government

Securities and U.S. Government Securities combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for SunAmerica U.S. Government Securities at the level of assets of the combined fund for the stated period.

                                    PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

             Reference is made to Section 5.1 of the Registrant's By-Laws which is set forth below.

     5.1  Indemnification of Trustees, Officers, Employees And Agents

The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant or any of its shareholders) by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that, the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Registrant or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in Section 17(h) and
(i) of the Investment Company Act of 1940 (the "Investment Company Act").
To the extent that a Trustee, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

(1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) above may be made by the Registrant only as authorized in the specific case after a determination that indemnification of the Trustee, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

       (2) The determination shall be made:

          by the Trustees, by a majority vote of a quorum which consists of Trustees who were not parties to the action, suit or proceeding; or

          if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; or

          by the Shareholders.

          (3) Notwithstanding the provisions of Section 5.1 of the Registrant's By-Laws, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act ("Disabling Conduct"). A person shall be deemed not liable by reason of Disabling Conduct if, either:

          (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

          (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either:

                (A) a majority of a quorum of Trustees who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding;

                (B)   an independent legal counsel in a written opinion.

Expenses, including attorneys' fees, incurred by a Trustee, officer, employee or agent of the Registrant in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition thereof if:

          (1)   authorized in the specific case by the Trustees; and

          (2) the Registrant receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the Registrant to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Registrant; and

          (3)   either,

          (i)   such person provides a security for his undertaking; or

          (ii) the Registrant is insured against losses by reason of any lawful advances; or

          (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either


                (A) A majority of a quorum which consists of Trustees who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding; or

                (B)   an independent legal counsel in a written opinion.

The indemnification provided by Section 5.1 of the Registrant's By-Laws shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Trustees or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Trustee, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Registrant, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

The Registrant may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Registrant, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Registrant pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer or Trustee against liability for Disabling Conduct.

Nothing contained in Section 5.1 of the Registrant's By-laws shall be construed to protect any Trustee or officer of the Registrant against any liability to the Registrant or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Reference is made to Section 5.3 of the Registrant's Declaration of Trust which provides that Trustees shall provide for indemnification by the Registrant of any person who is, or has been a Trustee, officer, employee or agent of the Registrant against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws of the Registrant.

          The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

          (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

          (b) The Distributor will indemnify and hold harmless the Registrant, each of its Trustees and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Trustee, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the

     Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expensed reasonably incurred by the Registrant or any such Trustee, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

          Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

          7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

          Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Trustees") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Trustees advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following:
(1) the person to be indemnified shall provide a security for his undertaking,
(2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

Exhibit No.
-----------

     1.   (a)  Declaration of Trust of the Registrant, as ammended. (1)

     2.   By-laws of the Registrant. (1)

     3.   Not applicable.

     4.   Form of Agreement and Plan of Reorganization (4).

     5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

     6. Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management Corp. (2)

     7. (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. (2)

          (b)  Form of Dealer Agreement. (3)

     8.   Directors'/Trustees' Retirement Plan. (3)

     9. Custody Agreement between the Registrant and State Street Bank and Trust Company. (3)

     10. (a) Form of Distribution Plan pursuant to Rule 12b-1 (Class A shares). (2)

          (b) Form of Distribution Plan pursuant to Rule 12b-1 (Class B shares). (2)

          (c) Form of Distribution Plan pursuant to Rule 12b-1 (Class II shares). (2)

          (d)  Plan pursuant to Rule 18f-3. (3)

     11.  Opinion and consent of Robert M. Zakem, Esq.(4)

     12. (a) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the

               Core Bond Fund of North American Funds and the SunAmerica Core Bond Fund of SunAmerica Income Funds. (4)

          (b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the High Yield Bond Fund of North American Funds and the SunAmerica High Income Bond Fund of SunAmerica Income Funds. (4)

          (c) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Municipal Bond Fund of North American Funds and the SunAmerica Tax Exempt Insured Fund of SunAmerica Equity Funds. (4)

          (d) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Strategic Income Fund of North American Funds and the SunAmerica Diversified Income Fund of SunAmerica IncomeFunds. (4)

          (e) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the U.S. Government Securities Fund of North American Funds and the SunAmerica U.S. Government Securities Fund of SunAmerica Income Funds. (4)

     13.       (a)    Transfer Agency and Service Agreement between the
                      Registrant and State Street Bank and Trust Company. (3)

               (b) Service Agreement, as amended, between the Registrant and SunAmerica Fund Services, Inc. (1)

     14.       (a)    Auditor's Consent. (4)

               (b)    Auditor's Consent. (4)

     15.       Not applicable.

     16.       Power of Attorney.(4)

     17.       (a)  Prospectus, dated September [20], 2001 of SunAmerica Income
                    Funds (Class A shares, Class B shares, Class II shares, Class I shares and Class Z shares). (5)

               (b) Prospectus dated March 1, 2001 of North American Funds (Class A shares, Class B shares and Class C shares). (6)

               (c) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I shares). (6)

               (d) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I). (6)

               (e) Statement of Additional Information, dated September [20], 2001 of SunAmerica Income Funds. (5)

               (f) Combined Statement of Additional Information dated March 1, 2001 of North American Funds. (6)

               (g) Statement of Additional Information dated February 28, 2001 of SunAmerica Style Select Series, Inc. (7)

               (h) Combined Semi-Annual Report to Shareholders of North American Funds for the six-month period ended April 30, 2001. (7)

               (i) Combined Annual Report to Shareholders of SunAmerica Income Funds for the year ended March 1, 2001. (8)

               (j) Combined Annual Report to Shareholders of North American Funds for the year ended October 31, 2000. (9)

               (k)  President's Letter. (4)

               (l)  Q&A. (4)

               (m)  Form of Proxy Cards.*

*    Filed herewith.

(1) Previously filed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 33-6502) on Jyly 27, 1995, and incorporated herein by this reference.

(2) Previously filed with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File No. 33-6502) on June 1, 1999, and incorporated herein by this reference.

(3) Previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-6502) on July 19, 1996, and incorporated herein by this reference.

(4)  To be filed by amendment.

(5) Previously filed with Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (File No. 33-6502) on September [20], 2001, and incorporated herein by this reference.

(6) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 33-27958) on March 1, 2001, and incorporated herein by this reference.

(7) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.

(8) Previously filed on Form N-30D of SunAmerica Income Funds (File No. 811-04708) on May 30, 2001, and incorporated herein by this reference.

(9) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.

ITEM 17.  UNDERTAKINGS.

          (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 16th day of August, 2001.

                                                SUNAMERICA INCOME FUNDS
                                                (Registrant)

                                                By: /S/ Peter A. Harbeck
                                                   ----------------------
                                                   Peter A. Harbeck,
                                                   President and Trustee

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures                                           Title                                                 Date
----------                                           -----                                                 ----
/S/ Peter A. Harbeck                  President and Trustee (Principal Executive Officer)             August 16, 2001
---------------------------
Peter A. Harbeck

/S/ Peter C. Sutton                   Treasurer (Principal Financial and Accounting Officer)          August 16, 2001
---------------------------
Peter C. Sutton

                                      Trustee
---------------------------
S. James Coppersmith

/S/ Samuel M. Eisenstat               Trustee                                                         August 16, 2001
---------------------------
Samuel M. Eisenstat

/S/ Stephen J. Gutman                 Trustee                                                         August 16, 2001
---------------------------
Stephen J. Gutman

/S/ Sebastiano Sterpa                 Trustee                                                         August 16, 2001
---------------------------
Sebastiano Sterpa

                                 EXHIBIT INDEX



Exhibit No.
-----------
        17.  (m)  Form of Proxy Cards.